                                 UNITED STATES                 FILE NO. 33-47287
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549             FILE NO. 811-6637

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              | |
                                ------

    Post Effective Amendment No.   34                                        |X|

                                 ------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


    Amendment No.   35                                                       |X|

                  ------

                               THE BRINSON FUNDS
                               =================
              (Exact name of Registrant as Specified in Charter)

209 South LaSalle Street
Chicago, Illinois                                                     60604-1295
-----------------                                                     ----------
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code                  312-220-7100
                                                                    ------------

                               The Brinson Funds
                           209 South LaSalle Street
                         Chicago, Illinois 60604-1295
                         ----------------------------
                    (Name and Address of Agent for Service)

COPIES TO:                    Bruce G. Leto, Esq.
                    Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICAL AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:


| |  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)


| |  ON ________________ PURSUANT TO PARAGRAPH (b)


| |  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)


|X|  ON October 1, 2001 PURSUANT TO PARAGRAPH (a) (1)


| |  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

| |  ON _____ __, ____ PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

| | THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
================================================================================

                             Subject to Completion
                  Preliminary Prospectus dated August 1, 2001

The Brinson Funds

     U.S. Bond Fund
     High Yield Fund
     U.S. Balanced Fund
     U.S. Equity Fund
     U.S. Value Equity Fund
     U.S. Large Cap Equity Fund
     U.S. Large Cap Growth Fund
     U.S. Small Cap Equity Fund
     U.S. Small Cap Growth Fund
     U.S. Real Estate Equity Fund
     Global Balanced Fund
     Global Equity Fund
     Global Technology Fund
     Global Biotech Fund
     Global Bond Fund
     International Equity Fund
                              __________________

                                  PROSPECTUS
                                October 1, 2001
                              __________________

This prospectus offers Class A, Class B, Class C and Class Y shares in the sixteen Funds listed above. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your Fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
             Not FDIC Insured. May lose value. No bank guarantee.
--------------------------------------------------------------------------------

[For the left-hand margin: Information contained in this preliminary prospectus is subject to completion or amendment. A post-effective amendment to the registration statement has been filed with the Securities and Exchange Commission. The securities designated as Class A, Class B and Class C shares of the Funds may not be sold until the post-effective amendment to the registration statement becomes effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.]

--------------------------------------------------------------------------------
                               The Brinson Funds


                                    Contents

                                   THE FUNDS
--------------------------------------------------------------------------------

     What every investor          U.S. Bond Fund
     should know about      5        Investment Objective, Strategies and Risks

     the Funds              6        Performance

                            7        Expenses and Fee Tables


                                  High Yield Fund
                            8        Investment Objective, Strategies and Risks

                            9        Performance

                           10        Expenses and Fee Tables


                                  U.S. Balanced Fund
                           11        Investment Objective, Strategies and Risks

                           12        Performance

                           13        Expenses and Fee Tables


                                  U.S. Equity Fund
                           14        Investment Objective, Strategies and Risks

                           15        Performance

                           16        Expenses and Fee Tables


                                  U.S. Value Equity Fund
                           17        Investment Objective, Strategies and Risks

                           18        Performance

                           19        Expenses and Fee Tables


                                  U.S. Large Cap Equity Fund
                           20        Investment Objective, Strategies and Risks

                           21        Performance

                           22        Expenses and Fee Tables


                                  U.S. Large Cap Growth Fund
                           23        Investment Objective, Strategies and Risks

                           24        Performance

                           25        Expenses and Fee Tables


                                  U.S. Small Cap Equity Fund
                           26        Investment Objective, Strategies and Risks

                           27        Performance

                           28        Expenses and Fee Tables


                                  U.S. Small Cap Growth Fund
                           29        Investment Objective, Strategies and Risks

                           30        Performance

                           31        Expenses and Fee Tables


--------------------------------------------------------------------------------

                               Prospectus Page 2

--------------------------------------------------------------------------------
                                  The Brinson Funds

                                  U.S. Real Estate Equity Fund
                           32        Investment Objective, Strategies and Risks
                           33        Performance
                           34        Expenses and Fee Tables

                                  Global Balanced Fund
                           35        Investment Objective, Strategies and Risks

                           36        Performance

                           37        Expenses and Fee Tables


                                  Global Equity Fund

                           38        Investment Objective, Strategies and Risks

                           39        Performance

                           40        Expenses and Fee Tables


                                  Global Technology Fund

                           41        Investment Objective, Strategies and Risks

                           42        Performance

                           43        Expenses and Fee Tables


                                  Global Biotech Fund

                           44        Investment Objective, Strategies and Risks

                           45        Performance

                           46        Expenses and Fee Tables


                                  Global Bond Fund

                           47        Investment Objective, Strategies and Risks

                           48        Performance

                           49        Expenses and Fee Tables


                                  International Equity Fund

                           50        Investment Objective, Strategies and Risks

                           51        Performance

                           52        Expenses and Fee Tables



                           53     Securities Selection Process

--------------------------------------------------------------------------------

                               Prospectus Page 3

--------------------------------------------------------------------------------
                               The Brinson Funds


                                YOUR INVESTMENT


     Information for       58     Managing Your Fund Account
     managing your Fund           --Flexible Pricing
     account                      --Buying Shares
                                  --Selling Shares
                                  --Exchanging Shares
                                  --Pricing and Valuation


                            ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
     Additional important  65     Management
     information about     67     Dividends and Taxes
     the Funds             68     Prior Performance Information
                           69     Financial Highlights
--------------------------------------------------------------------------------

     Where to learn more          Back Cover
     about the Funds

                       --------------------------------
                        The Funds are not a complete or
                          balanced investment program.
                       --------------------------------


--------------------------------------------------------------------------------

                               Prospectus Page 4

--------------------------------------------------------------------------------
                            Brinson U.S. Bond Fund

                                 U.S. Bond Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

As a matter of fundamental policy, under normal circumstances, at least 65% of the Fund's total assets are invested in investment grade U.S. long-term debt securities, which are debt securities with an initial maturity of more than one year. Investments in fixed income securities may include debt securities of the U.S. government, its agencies and instrumentalities, debt securities of U.S. corporations, mortgage-backed securities and asset-backed securities.

Investment-grade fixed income securities possess a minimum rating of BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are determined to be of comparable quality by Brinson Partners, Inc., the Funds' investment advisor ("Brinson Partners" or the "Advisor").

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Interest Rate Risk -- The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of fixed income securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

 . Prepayment Risk -- The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

                               Prospectus Page 5

--------------------------------------------------------------------------------
                            Brinson U.S. Bond Fund


                                  PERFORMANCE

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return of Class Y shares (formerly Class I shares) (1996 is the Fund's first full calendar year of operations)

                                  [BAR CHART]

1996      1997      1998      1999      2000

3.53%     9.64%     8.37%     (1.04)%   10.82%

Total Return January 1 to June 30, 2001:  3.40%
Best quarter during calendar years shown:  Q4 2000:  4.19%
Worst quarter during calendar years shown:  Q1 1996:  (2.23)%


Average Annual Total Returns
as of December 31, 2000

                                                               Class Y
                           Salomon Smith
                                                              (formerly
    Class A                 Barney Broad
Class                                                          Class I)
(formerly Class N)*         Investment Grade
(Inception Date)                                              (8/31/95)
   (6/30/97)             (BIG) Bond Index/1/
----------------                                              ---------
   ---------             -----------------
One Year..................................................      10.82%
     10.51%                    11.59%
Five Year.................................................       6.16%
      5.98%                     6.45%
Life of Class.............................................       6.83%
      6.71%                       **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%.

/1/ The Salomon Smith Barney BIG Bond Index is the benchmark for the U.S. Bond
    Fund, and is a broad-based index that includes U.S. bonds with over one year to maturity.

** Average annual total returns for the Salomon Smith Barney BIG Bond Index for the life of each class were as follows: Class Y - 7.07% and Class A - 7.30%.

--------------------------------------------------------------------------------

                               Prospectus Page 6

--------------------------------------------------------------------------------
                            Brinson U.S. Bond Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
Class B      Class C     Class Y
                                                                   -------
-------      -------     -------
Maximum Sales Charge (Load) Imposed on Purchases                       4.50%
  None         1.00%       None
 (as a % of offering price)....................................

Maximum Contingent Deferred Sales Charge (Load) (CDSC)                 None
  5.00%        0.75%       None
 (as a % of offering price)....................................

Exchange Fee...................................................        None
  None         None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                   Class A
Class B      Class C     Class Y
                                                                   -------
-------      -------     -------
Management Fees................................................       0.50%
  0.50%        0.50%       0.50%
Distribution and/or Service (12b-1) Fees.......................       0.25%
  1.00%        0.75%       None
Other Expenses**...............................................       0.25%
  0.25%        0.25%       0.25%
                                                                      ----
  ----         ----        ----
Total Annual Fund Operating Expenses...........................       1.00%
  1.75%        1.50%       0.75%
                                                                      ====
  ====         ====        ====
Management Fee Waiver/Expense Reimbursements...................       0.15%
  0.15%        0.15%       0.15%
                                                                      ----
  ----         ----        ----
Net Expenses***................................................       0.85%
  1.60%        1.35%       0.60%
                                                                      ====
  ====         ====        ====

____________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 0.60% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 year      3
years     5 years      10 years
                                                                  ------
-------     -------      --------
Class A......................................................     $  533      $
 709     $   900      $  1,452
Class B (assuming sale of all shares at end of period).......        663
 805       1,071         1,049
Class B (assuming no sale of shares).........................        163
 505         871         1,900
Class C (assuming sale of all shares at end of period).......        311
 523         832         1,708
Class C (assuming no sale of shares).........................        236
 523         832         1,708
Class Y......................................................         61
 192         335           750

--------------------------------------------------------------------------------

                               Prospectus Page 7

--------------------------------------------------------------------------------
                            Brinson High Yield Fund


                                High Yield Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to provide high current income from a portfolio of higher yielding, lower-rated debt securities issued by domestic and foreign companies. The Fund also seeks capital growth, when consistent with high current income, by investing in securities, including common stocks and non-income-producing securities.

Principal Investment Strategies

Under normal conditions, at least 65% of the Fund's total assets are invested in fixed income securities that provide higher yields and are lower-rated.

Lower-rated bonds are bonds rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's or BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds."

The Fund will invest in securities that Brinson Partners (NY), Inc., the Fund's sub-advisor, expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. Up to 25% of the Fund's total assets may be invested in foreign securities, which may include securities of issuers in emerging markets.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Interest Rate Risk -- The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of fixed income securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

 . Credit Risk -- The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. High yield bonds are more likely to be subject to an issuer's default than investment grade (higher rated) bonds.

 . Prepayment Risk -- The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Foreign Investing and Emerging Markets Risks -- The risk that prices of a
  Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 8

--------------------------------------------------------------------------------
                            Brinson High Yield Fund


                                  PERFORMANCE

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return of Class Y shares (formerly Class I shares) (1998 is the Fund's first full calendar year of operations)

                                  [BAR CHART]

1998      1999      2000

7.75%     4.85%     (5.18)%

Total Return January 1 to June 30, 2001:  1.63%
Best quarter during calendar years shown:  Q4 1998:  4.32%
Worst quarter during calendar years shown:  Q4 2000:  (4.34)%

Average Annual Total Returns
as of December 31, 2000

                                                                Class Y

                                                               (formerly
       Class A              Merrill Lynch
Class                                                          Class I)
 forrmerly Class N)*         High Yield
(Inception Date)                                               (9/30/97)
     (12/31/98)             Master Index/1/
----------------                                               ---------
     ----------             ---------------
One Year..................................................         (5.18)%
          (5.41)%                     (3.79)%
Life of Class.............................................          2.87%
          (0.57)%                        **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%.

/1/ The Merrill Lynch High Yield Master Index is the benchmark for the High
    Yield Fund, and is an index of publicly placed non-convertible, coupon bearing U.S. domestic debt with a term to maturity of at least one year.

** Average annual total returns for the Merrill Lynch High Yield Master Index for the life of each class were as follows: Class Y - 1.19% and Class A - (1.15)%.

--------------------------------------------------------------------------------

                               Prospectus Page 9

--------------------------------------------------------------------------------
                            Brinson High Yield Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
Class B      Class C     Class Y
                                                                   -------
-------      -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................       4.50%
  None         1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)                None
  5.00%        0.75%       None
 (as a % of offering price)....................................
Exchange Fee...................................................       None
  None         None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                   Class A
Class B      Class C     Class Y
                                                                   -------
-------      -------     -------
Management Fees................................................       0.60%
  0.60%        0.60%       0.60%
Distribution and/or Service (12b-1) Fees.......................       0.25%
  1.00%        0.75%       None
Other Expenses**...............................................       0.34%
  0.34%        0.34%       0.34%
                                                                      ----
  ----         ----        ----
Total Annual Fund Operating Expenses...........................       1.19%
  1.94%        1.69%       0.94%
                                                                      ====
  ====         ====        ====
Management Fee Waiver/Expense Reimbursements...................       0.24%
  0.24%        0.24%       0.24%
                                                                      ----
  ----         ----        ----
Net Expenses***................................................       0.95%
  1.70%        1.45%       0.70%
                                                                      ====
  ====         ====        ====

____________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 0.70% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       1 year
  3 years     5 years      10 years
                                                                       ------
  -------     -------      --------
     Class A....................................................         $543
     $739      $  952      $  1,564
     Class B (assuming sale of all shares at end of period).....          673
      836       1,123         1,166
     Class B (assuming no sale of shares).......................          173
      536         923         2,009
     Class C (assuming sale of all shares at end of period).....          321
      554         884         1,818
     Class C (assuming no sale of shares).......................          246
      554         884         1,818
     Class Y....................................................           72
      224         390           871

--------------------------------------------------------------------------------

                              Prospectus Page 10

--------------------------------------------------------------------------------
                          Brinson U.S. Balanced Fund


                               U.S. Balanced Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

The Fund invests primarily in a wide range of U.S. equity, fixed income and money market securities. Under normal circumstances, the Fund will invest at least 25% of its net assets in fixed income securities and 25% of its net assets in equity securities. Investments in fixed income securities may include debt securities of the U.S. government, its agencies and instrumentalities, debt securities of U.S. corporations, mortgage-backed securities and asset-backed securities. Investments in equity securities may include common stock and preferred stock.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Interest Rate Risk -- The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of fixed income securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

 . Prepayment Risk -- The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Asset Allocation Risk -- The risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                              Prospectus Page 11

--------------------------------------------------------------------------------
                          Brinson U.S. Balanced Fund


                                  PERFORMANCE

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return of Class Y shares (formerly Class I shares) (1995 is the Fund's first full calendar year of operations)

                                  [BAR CHART]

Calendar Year       Total Return

1995                   25.48%
1996                   11.32%
1997                   13.22%
1998                    9.92%
1999                   (6.95)%
2000                   12.49%

Total Return January 1 to June 30, 2001:  4.55%
Best quarter during calendar years shown:  Q2 1997:  7.10%
Worst quarter during calendar years shown:  Q3 1999:  (5.12)%

Average Annual Total Returns
as of December 31, 2000

                                      Class Y           Class A

                                     (formerly         (formerly        Salomon
Smith                           U.S. Balanced
Class                                Class I)          Class N)*          Barney
BIG       Wilshire 5000         Mutual Fund
(Inception Date)                    (12/31/94)         (6/30/97)        Bond
Index/1/     Equity Index/2/          Index/3/
----------------                     --------           -------
------------      --------------           --------
One Year.......................         12.49%            12.16%
11.59%              (10.89)%           (3.26)%
Five Year......................          7.71%             7.50%
6.45%               16.68%            13.35%
Life of Class..................         10.48%             5.50%
**                   **                **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.

/1/ The Salomon Smith Barney BIG Bond Index is a broad-based index that includes U.S. bonds with over one year to maturity.
/2/ The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
/3/ The U.S. Balanced Mutual Fund Index is the benchmark for the U.S. Balanced Fund, and is an unmanaged index compiled by Brinson Partners and represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Salomon Smith Barney BIG Bond Index.

** Average annual total returns for each benchmark index for the life of each class were as follows: Salomon Smith Barney BIG Bond Index--Class Y - 8.37% and Class A- 7.30%; Wilshire 5000 Equity Index--Class Y - 19.76% and Class A- 12.63%; U.S. Balanced Mutual Fund Index Class--Class Y - 15.88% and Class A - 11.16%.

--------------------------------------------------------------------------------

                               Prospectus Page 12

--------------------------------------------------------------------------------
                          Brinson U.S. Balanced Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
Class B      Class C     Class Y
                                                                   -------
-------      -------     -------
Maximum Sales Charge (Load) Imposed on Purchases                       5.50%
  None         1.00%       None
 (as a % of offering price)....................................
Maximum Contingent Deferred Sales Charge (Load) (CDSC)                 None
  5.00%        1.00%       None
 (as a % of offering price)....................................
Exchange Fee...................................................        None
  None         None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                   Class A
Class B      Class C     Class Y
                                                                   -------
-------      -------     -------
Management Fees................................................       0.70%
  0.70%        0.70%       0.70%
Distribution and/or Service (12b-1) Fees.......................       0.25%
  1.00%        1.00%       None
Other Expenses**...............................................       0.38%
  0.38%        0.38%       0.38%
                                                                      ----
  ----         ----        ----
Total Annual Fund Operating Expenses...........................       1.33%
  2.08%        2.08%       1.08%
                                                                      ====
  ====         ====        ====
Management Fee Waiver/Expense Reimbursements...................       0.28%
  0.28%        0.28%       0.28%
                                                                      ----
  ----         ----        ----
Net Expenses***................................................       1.05%
  1.80%        1.80%       0.80%
                                                                      ====
  ====         ====        ====

____________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 0.80% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       1 year
  3 years     5 years      10 years
                                                                       ------
  -------     -------      --------
    Class A ......................................................       $651
     $866      $1,098        $1,762
    Class B (assuming sale of all shares at end of period)........        683
      866       1,175         1,283
    Class B (assuming no sale of shares)..........................        183
      566         975         2,116
    Class C (assuming sale of all shares at end of period)........        381
      661       1,065         2,195
    Class C (assuming no sale of shares)..........................        281
      661       1,065         2,195
    Class Y.......................................................         82
      255         444           990

--------------------------------------------------------------------------------

                               Prospectus Page 13

--------------------------------------------------------------------------------
                           Brinson U.S. Equity Fund

                                U.S. Equity Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

The Fund normally invests at least 65% of its total assets in equity securities, which may include dividend-paying securities of U.S. companies. Investments in equity securities may include common stock and preferred stock. In general, the Fund emphasizes large capitalization stocks, but also may hold small and intermediate capitalization stocks.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Small Company Risk -- The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                              Prospectus Page 14

--------------------------------------------------------------------------------
                           Brinson U.S. Equity Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return of Class Y shares (formerly Class I shares) (1995 is the Fund's first full calendar year of operations)

                                  [BAR CHART]

Calendar Year            Total Return

1995                         40.58%
1996                         25.65%
1997                         24.76%
1998                         18.57%
1999                         (4.05)%
2000                          3.23%


Total Return January 1 to June 30, 2001:  2.62%
Best quarter during calendar years shown:  Q4 1998:  16.35%
Worst quarter during calendar years shown:  Q3 1999:  (14.25)%

Average Annual Total Returns
as of December 31, 2000

                                                              Class Y
                                                             (formerly
Class A
Class                                                         Class I)
(formerly ClassN)*        Wilshire 5000
(Inception Date)                                             (2/28/94)
(6/30/97)           Equity Index/1/
----------------                                              --------
---------           ---------------
One Year..................................................        3.23%
    2.95%                   (10.89)%
Five Year.................................................       12.97%
   12.73%                    16.68%
Life of Class.............................................       14.63%
    6.37%                       **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.

/1/ The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.

** Average annual total returns for the Wilshire 5000 Equity Index for the life of each class were as follows: Class Y - 17.01% and Class A - 12.63%.

--------------------------------------------------------------------------------

                              Prospectus Page 15

--------------------------------------------------------------------------------
                           Brinson U.S. Equity Fund



                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
  None          1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................     None
  5.00%         1.00%       None
Exchange Fee...................................................     None
  None          None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        0.70%
   0.70%        0.70%        0.70%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses**...............................................        0.22%
   0.22%        0.22%        0.22%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.17%
   1.92%        1.92%        0.92%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.12%
   0.12%        0.12%        0.12%
                                                                       ----
   ----         ----         ----
Net Expenses***................................................        1.05%
   1.80%        1.80%        0.80%
                                                                       ====
   ====         ====         ====

________________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 0.80% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1
year      3 years     5 years      10 years

------      -------     -------      --------
     Class A...........................................................     $
651      $   866     $ 1,098      $  1,762
     Class B (assuming sale of all shares at end of period)............
683          866       1,175         1,283
     Class B (assuming no sale of shares)..............................
183          566         975         2,116
     Class C (assuming sale of all shares at end of period)............
381          661       1,065         2,195
     Class C (assuming no sale of shares)..............................
281          661       1,065         2,195
     Class Y...........................................................
82          255         444           990

--------------------------------------------------------------------------------

                               Prospectus Page 16

--------------------------------------------------------------------------------
                        Brinson U.S. Value Equity Fund


                            U.S. Value Equity Fund

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities, which may include dividend-paying securities of U.S.-based companies. Investments in equity securities may include common stock and preferred stock.

The Fund normally invests in companies whose stock prices, in the Advisor's opinion, do not reflect the company's full value. These expectations are based on the Advisor's assessment of a company's ability to generate profit and to grow the business in the future. The Advisor analyzes industry competitive strategy, structure and global integration. The Advisor's on-site company visits examine the characteristics of each company (i.e., balance sheet fundamentals, culture, productivity, pricing, etc.), and the Advisor determines which companies offer attractive valuation.

Principal Risk

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risk presented by an investment in the Fund is:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

See "Prior Performance Information" on page 67 of this prospectus for information about the historical performance of private accounts managed by Brinson Partners with substantially similar investment objectives, policies and strategies to those of the Fund.


--------------------------------------------------------------------------------

                               Prospectus Page 17

--------------------------------------------------------------------------------
                        Brinson U.S. Value Equity Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

There is no performance information quoted for Class A, B, C or Y shares of the Fund as the Fund did not commence investment operations until June 29, 2001.

--------------------------------------------------------------------------------

                               Prospectus Page 18

--------------------------------------------------------------------------------
                         Brinson U.S. Value Equity Fund


                            EXPENSES AND FEE TABLE

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
  None          1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................      None
  5.00%         1.00%       None
Exchange Fee...................................................      None
  None          None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        0.70%
   0.70%        0.70%        0.70%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses*................................................        0.23%
   0.23%        0.23%        0.23%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.18%
   1.93%        1.93%        0.93%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.08%
   0.08%        0.08%        0.08%
                                                                       ----
   ----         ----         ----
Net Expenses**.................................................        1.10%
   1.85%        1.85%        0.85%
                                                                       ====
   ====         ====         ====

________________
*    Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

** The fees and expenses are based on estimates. The Advisor has agreed, from September 1, 2001 through September 1, 2002, to waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 0.85% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year      3 years     5 years      10 years

------      -------     -------      --------
     Class A...........................................................
$  656      $   897        *            *
     Class B (assuming sale of all shares at end of period)............
   688          898        *            *
     Class B (assuming no sale of shares)..............................
   188          598        *            *
     Class C (assuming sale of all shares at end of period)............
   386          692        *            *
     Class C (assuming no sale of shares)..............................
   286          692        *            *
     Class Y...........................................................
    87          288        *            *

* The Fund has not projected expenses beyond the three year period shown because the Fund had not commenced investment operations prior to the date of this prospectus.

--------------------------------------------------------------------------------

                               Prospectus Page 19

--------------------------------------------------------------------------------
                      Brinson U.S. Large Cap Equity Fund


                           U.S. Large Cap Equity Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

The Fund is a non-diversified Fund that normally invests at least 65% of its total assets in equity securities of U.S.-based large capitalization companies. Large capitalization companies are defined as companies with a market capitalization of at least $9 billion at the time the Fund purchases their securities. Investments in equity securities may include common stock and preferred stock. To select securities for the Fund, the Advisor focuses on identifying discrepancies between a security's fundamental value (what, in the Advisor's assessment, the stock is worth) and its observed market price. These value estimates are then compared to current market prices and ranked against the other stocks in the valuation universe.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Non-Diversification Risk -- The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 20

--------------------------------------------------------------------------------
                      Brinson U.S. Large Cap Equity Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


Total Return of Class Y shares (formerly Class I shares) (1999 is the Fund's first full calendar year of operations)

                                 [BAR CHART]

                        Calendar Year
                    --------------------
                      1999         2000
                      ----         ----
Total Return        (11.05)%       2.18%

Total Return January 1 to June 30, 2001:   1.36%
Best quarter during calendar years shown:  Q2 1999: 8.15%
Worst quarter during calendar years shown: Q3 1999: (15.36)%

Average Annual Total Returns
as of December 31, 2000

                                         Class Y

                                        (formerly           Class A

Class                                    Class I)     (formerly Class N)*
S&P 500
(Inception Date)                         4/30/98            4/30/98
Index/1/
----------------                         -------            -------
--------
One Year............................      2.18%              1.65%
(9.10)%
Life of Class.......................     (1.43)%            (1.75)%
 8.04%

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.

/1/ The S&P 500 Index is the benchmark for the U.S. Large Cap Equity Fund, and is a board capitalization market-weighted index that includes common stocks of the leading companies in the top industries in the U.S. It is designed to provide a representative indication of the capitalization and return of the large cap U.S. equity market.

--------------------------------------------------------------------------------

                               Prospectus Page 21

--------------------------------------------------------------------------------
                      Brinson U.S. Large Cap Equity Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................      5.50%
  None          1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................      None
  5.00%         1.00%       None
Exchange Fee...................................................      None
  None          None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        0.70%
   0.70%        0.70%        0.70%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses**...............................................        0.65%
   0.65%        0.65%        0.65%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.60%
   2.35%        2.35%        1.35%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.55%
   0.55%        0.55%        0.55%
                                                                       ----
   ----         ----         ----
Net Expenses***................................................        1.05%
   1.80%        1.80%        0.80%
                                                                       ====
   ====         ====         ====

________________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 0.80% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1
year      3 years     5 years      10 years

------      -------     -------      --------
     Class A...........................................................     $
651      $   866     $ 1,098      $  1,762
     Class B (assuming sale of all shares at end of period)............
683          866       1,175         1,283
     Class B (assuming no sale of shares)..............................
183          566         975         2,116
     Class C (assuming sale of all shares at end of period)............
381          661       1,065         2,195
     Class C (assuming no sale of shares)..............................
281          661       1,065         2,195
     Class Y...........................................................
82          255         444           990

--------------------------------------------------------------------------------

                               Prospectus Page 22

--------------------------------------------------------------------------------
                      Brinson U.S. Large Cap Growth Fund


                           U.S. Large Cap Growth Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

At least 65% of the Fund's total assets are invested in securities issued by large capitalization growth companies. The Fund is a non-diversified Fund that normally invests in securities of companies with market capitalizations equal to or greater than $3 billion at the time the Fund purchases their securities. Up to 20% of the Fund's total assets may be invested in foreign securities. Investments in equity securities may include common stock and preferred stock. The Fund invests in companies that the Advisor believes possess a dominant market position and franchise, a major technical edge or a unique competitive advantage. This superiority should enable them to generate above average sales and profit growth. The Fund's sub-advisor, Brinson Partners (NY), Inc., expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in current market prices.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Foreign Investing Risk -- The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

 . Non-Diversification Risk -- The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 23

--------------------------------------------------------------------------------
                      Brinson U.S. Large Cap Growth Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Total Return of Class Y shares (formerly Class I shares) (1998 is the Fund's first full calendar year of operations)

                                 [BAR CHART]

                            Calendar Year
                    ----------------------------
                     1998      1999       2000
                     ----      ----       ----
Total Return        24.90%    32.73%    (16.10)%

Total Return January 1 to June 30, 2001:   14.87%
Best quarter during calendar years shown:  Q4 1998:  26.41%
Worst quarter during calendar years shown:  Q4 2000:  (14.11)%

Average Annual Total Returns
as of December 31, 2000

                                          Class Y
                                         (formerly           Class A

Class                                    Class I)      (formerly Class N)*
 Russell 1000
(Inception Date)                        (10/31/97)         (12/31/98)
Growth Index/1/
----------------                        ---------           ---------
---------------
One Year............................     (16.10)%            (16.31)%
   (22.42)%
Life of Class.......................      12.32%               5.19%
       **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.

/1/ The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** Average annual total returns for the Russell 1000 Growth Index for the life of each class were as follows: Class Y - 13.91% and Class A - 1.64%.

--------------------------------------------------------------------------------

                               Prospectus Page 24

--------------------------------------------------------------------------------
                      Brinson U.S. Large Cap Growth Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
  None          1.00%      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................     None
  5.00%         1.00%      None
Exchange Fee...................................................     None
  None          None       None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        0.70%
   0.70%        0.70%        0.70%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses**...............................................        1.24%
   1.24%        1.24%        1.24%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        2.19%
   2.94%        2.94%        1.94%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        1.14%
   1.14%        1.14%        1.14%
                                                                       ----
   ----         ----         ----
Net Expenses***................................................        1.05%
   1.80%        1.80%        0.80%
                                                                       ====
   ====         ====         ====

____________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 0.80% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1
year      3 years     5 years      10 years

------      -------     -------      --------
     Class A...........................................................     $
651      $   866     $ 1,098      $  1,762
     Class B (assuming sale of all shares at end of period)............
683          866       1,175         1,283
     Class B (assuming no sale of shares)..............................
183          566         975         2,116
     Class C (assuming sale of all shares at end of period)............
381          661       1,065         2,195
     Class C (assuming no sale of shares)..............................
281          661       1,065         2,195
     Class Y...........................................................
82          255         444           990

--------------------------------------------------------------------------------

                               Prospectus Page 25

--------------------------------------------------------------------------------
                      Brinson U.S. Small Cap Equity Fund


                          U.S. Small Cap Equity Fund

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

At least 65% of the Fund's total assets will typically be invested in equity securities issued by U.S.-based small capitalization companies. The Fund normally invests in common stocks of companies with market capitalizations which are less than the maximum year-end market cap value of the Russell 2000. The Fund looks for companies with strong and innovative management, good financial controls, increasing market share, diversified product/service offerings, and low market capitalization-to-sales ratios relative to similar companies. Investments in equity securities may include common stock and preferred stock.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Small Company Risk -- The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 26

--------------------------------------------------------------------------------
                      Brinson U.S. Small Cap Equity Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

There is no performance information quoted for Class A, B, C or Y shares of the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

--------------------------------------------------------------------------------

                               Prospectus Page 27

--------------------------------------------------------------------------------
                      Brinson U.S. Small Cap Equity Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
  None          1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................     None
  5.00%         1.00%       None
Exchange Fee...................................................     None
  None          None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        1.00%
   1.00%        1.00%        1.00%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses*................................................        0.23%
   0.23%        0.23%        0.23%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.48%
   2.23%        2.23%        1.23%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.08%
   0.08%        0.08%        0.08%
                                                                       ----
   ----         ----         ----
Net Expenses**.................................................        1.40%
   2.15%        2.15%        1.15%
                                                                       ====
   ====         ====         ====

________________
*    Includes and administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

** The fees and expenses are based on estimates. The Advisor has agreed, from September 1, 2001 through September 1, 2002, to waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.15% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1
year      3 years     5 years      10 years

------      -------     -------      --------
     Class A...........................................................     $
685      $   985        *            *
     Class B (assuming sale of all shares at end of period)............
718          990        *            *
     Class B (assuming no sale of shares)..............................
218          690        *            *
     Class C (assuming sale of all shares at end of period)............
416          783        *            *
     Class C (assuming no sale of shares)..............................
316          783        *            *
     Class Y...........................................................
117          382        *            *

* The Fund has not projected expenses beyond the three year period shown because the Fund had not commenced investment operations prior to the date of this prospectus.

--------------------------------------------------------------------------------

                               Prospectus Page 28

--------------------------------------------------------------------------------
                      Brinson U.S. Small Cap Growth Fund


                           U.S. Small Cap Growth Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

The Fund normally invests in securities of companies with market capitalizations of less than $1.5 billion at the time of purchase. Under normal conditions, the Fund invests at least 65% of its total assets in equity securities meeting this criteria.

The Fund seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, the sub-advisor, Brinson Partners (NY), Inc., targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock. The Fund may invest up to 20% of its total assets in foreign securities.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Small Company Risk -- The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

 . Foreign Investing Risk -- The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 29

--------------------------------------------------------------------------------
                      Brinson U.S. Small Cap Growth Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


Total Return of Class Y shares (formerly Class I shares) (1998 is the Fund's first full calendar year of operations)

                                 [BAR CHART]

                            Calendar Year
                    ----------------------------
                      1998     1999       2000
                      ----     ----       ----
Total Return         (6.70)%  41.70%     22.44%

Total Return January 1 to June 30, 2001:  (4.89)%
Best quarter during calendar years shown:  Q4 1999:  32.94%
Worst quarter during calendar years shown:  Q3 1998:  (23.86)%

Average Annual Total Returns
as of December 31, 2000

                                         Class Y
                                        (formerly           Class A

Class                                   Class I)      (formerly Class N)*
Russell 2000
(Inception Date)                        (9/30/97)          12/31/98)
Growth Index/1/
----------------                        --------           --------
---------------
One Year............................     22.44%             22.21%
   (22.43)%
Life of Class.......................     13.91%             31.28%
       **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.

/1/ The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

** Average annual total returns for the Russell 2000 Growth Index for the life of each class were as follows: Class Y - 0.96% and Class A - 5.36%.

--------------------------------------------------------------------------------

                               Prospectus Page 30

--------------------------------------------------------------------------------
                      Brinson U.S. Small Cap Growth Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
  None          1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................     None
  5.00%         1.00%       None
Exchange Fee...................................................     None
  None          None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        1.00%
   1.00%        1.00%        1.00%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses**...............................................        0.39%
   0.39%        0.39%        0.39%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.64%
   2.39%        2.39%        1.39%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.24%
   0.24%        0.24%        0.24%
                                                                       ----
   ----         ----         ----
Net Expenses***................................................        1.40%
   2.15%        2.15%        1.15%
                                                                       ====
   ====         ====         ====

________________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.15% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1
year      3 years     5 years      10 years

------      -------     -------      --------
     Class A...........................................................     $
685      $   969     $ 1,274      $  2,137
     Class B (assuming sale of all shares at end of period)............
718          973       1,354         1,680
     Class B (assuming no sale of shares)..............................
218          673       1,154         2,483
     Class C (assuming sale of all shares at end of period)............
416          766       1,243         2,558
     Class C (assuming no sale of shares)..............................
316          766       1,243         2,558
     Class Y...........................................................
117          365         633         1,398

--------------------------------------------------------------------------------

                               Prospectus Page 31

--------------------------------------------------------------------------------
                     Brinson U.S. Real Estate Equity Fund


                          U.S. Real Estate Equity Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

The Fund is a non-diversified Fund that normally invests at least 65% of its total assets in real estate securities, including real estate investment trusts (REITs). REITs are publicly traded companies that own and often operate real property and/or invest in mortgage and mortgage-backed securities. Investments in equity securities may include common stock and preferred stock. The Fund may also invest in small capitalization stocks.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Industry Concentration Risk -- The risk that changes in economic, political or other conditions may have a particularly negative effect on issuers in an industry or sector in which a Fund's investments are concentrated. The Fund invests principally in the real estate sector by purchasing securities issued by REITs. There is, therefore, a risk that changes in real estate values or interest rates, along with economic downturns, can have a substantial impact on the Fund's investments. The Fund's portfolio may be more volatile than a Fund with a broader range of investments.

 . Small Company Risk -- The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

 . Prepayment Risk -- The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

 . Non-Diversification Risk -- The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 32

--------------------------------------------------------------------------------
                   Brinson Real U.S. Real Estate Equity Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

There is no performance information quoted for Class A, B, C or Y shares of the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

--------------------------------------------------------------------------------

                               Prospectus Page 33

--------------------------------------------------------------------------------
                     Brinson U.S. Real Estate Equity Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
  None          1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................     None
  5.00%         1.00%       None
Exchange Fee...................................................     None
  None          None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        0.90%
   0.90%        0.90%        0.90%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses*................................................        0.23%
   0.23%        0.23%        0.23%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.38%
   2.13%        2.13%        1.13%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.08%
   0.08%        0.08%        0.08%
                                                                       ----
   ----         ----         ----
Net Expenses**.................................................        1.30%
   2.05%        2.05%        1.05%
                                                                       ====
   ====         ====         ====

________________
*    Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

** The fees and expenses are based on estimates. The Advisor has agreed, from September 1, 2001 through September 1, 2002, to waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.05% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1
year      3 years     5 years      10 years

------      -------     -------      --------
     Class A...........................................................     $
675      $   955        *            *
     Class B (assuming sale of all shares at end of period)............
708          959        *            *
     Class B (assuming no sale of shares)..............................
208          659        *            *
     Class C (assuming sale of all shares at end of period)............
406          753        *            *
     Class C (assuming no sale of shares)..............................
306          753        *            *
     Class Y...........................................................
107          351        *            *

* The Fund has not projected expenses beyond the three year period shown because the Fund had not commenced investment operations prior to the date of this prospectus.

--------------------------------------------------------------------------------

                               Prospectus Page 34

--------------------------------------------------------------------------------
                         Brinson Global Balanced Fund


                             Global Balanced Fund

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund (formerly known as the Global Fund) seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

The Fund invests at least 65% of its total assets in equity and fixed income securities of issuers located within and outside the U.S. Under normal circumstances, the Fund will invest at least 25% of its net assets in fixed income securities and 25% of its net assets in equity securities. Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investments in equity securities may include common stock and preferred stock. The Fund may invest in emerging market issuers by investing in other open-end investment companies advised by Brinson Partners.

The Fund attempts to mitigate risks by investing in various countries, industries and securities around the world. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Interest Rate Risk -- The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of fixed income securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

 . Prepayment Risk -- The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Foreign Investing and Emerging Markets Risks -- The risk that prices of a
  Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

 . Asset Allocation Risk -- The risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 35

--------------------------------------------------------------------------------
                         Brinson Global Balanced Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


Total Return of Class Y shares (formerly Class I shares) (1993 is the Fund's first full calendar year of operations)

                                  [BAR CHART]

                                       Calendar Year
               ------------------------------------------------------------
                1993    1994     1995    1996    1997   1998   1999   2000
                ----    ----     ----    ----    ----   ----   ----   ----
Total Return   11.15%  (1.89)%  24.14%  14.10%  11.00%  8.32%  1.49%  6.52%

Total Return January 1 to June 30, 2001:  (0.53)%
Best quarter during calendar years shown:  Q2 1997:  8.24%
Worst quarter during calendar years shown:  Q3 1998:  (5.32)%

Average Annual Total Returns
as of December 31, 2000

                                        Class Y           Class A
                            Salomon Smith
                                       (formerly         (formerly
           MSCI World       Barney World
Class                                  Class I)          Class N)*       GSMI
Mutual      Equity (Free)       Gov't Bond
(Inception Date)                       (8/31/92)         (6/30/97)      Fund
Index/1/       Index/2/           Index/3/
----------------                       --------          --------
-------------       -------            --------
One Year..........................      6.52%             6.18%
(6.11)%          (13.08)%            1.59%
Five Year.........................      8.19%             7.96%
10.44%            12.35%             3.10%
Life of Class.....................      9.14%             4.86%               **
               **                **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.

/1/ The Global Securities Markets Index (GSMI) Mutual Fund Index is the benchmark for the Global Balanced Fund, and is an unmanaged index compiled by Brinson Partners. It is currently constructed as follows: 40% Wilshire 5000 Equity Index, 22% MSCI World Ex USA (Free) Index, 21% Salomon Smith Barney Broad Investment Grade BIG Bond Index, 9% Salomon Smith Barney Non-U.S. Government Bond Index, 3% Merrill Lynch High Yield Master Index, 3% MSCI Emerging Markets Free Index and 2% JP Morgan EMBI Global.

/2/ The MSCI World Equity (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

/3/ The Salomon Smith Barney World Government Bond Index represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals.

** Average annual total returns for each benchmark index for the life of each class were as follows: GSMI Mutual Fund Index--Class Y - 11.44% and Class A -8.24%; MSCI World Equity (Free) Index--Class Y - 13.09% and Class A - 9.19%; and Salomon Smith Barney World Government Bond Index--Class Y - 5.51% and Class A - 3.76%.

--------------------------------------------------------------------------------

                               Prospectus Page 36

--------------------------------------------------------------------------------

                      Brinson Global Balanced Fund



                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
   None         1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................     None
   5.00%        1.00%       None
Exchange Fee...................................................     None
   None         None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        0.80%
   0.80%        0.80%        0.80%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses**...............................................        0.19%
   0.19%        0.19%        0.19%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.24%
   1.99%        1.99%        0.99%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.00%
   0.00%        0.00%        0.00%
                                                                       ----
   ----         ----         ----
Net Expenses***................................................        1.24%
   1.99%        1.99%        0.99%
                                                                       ====
   ====         ====         ====

____________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.10% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1
year      3 years     5 years      10 years

------      -------     -------      --------
Class A...........................................................          $
680      $   954     $ 1,249        $2,085
Class B (assuming sale of all shares at end of period)............
713          958       1,329         1,624
Class B (assuming no sale of shares)..............................
213          658       1,129         2,431
Class C (assuming sale of all shares at end of period)............
411          751       1,218         2,507
Class C (assuming no sale of shares)..............................
311          751       1,218         2,507
Class Y...........................................................
101          315         547         1,213

--------------------------------------------------------------------------------

                               Prospectus Page 37

--------------------------------------------------------------------------------
                          Brinson Global Equity Fund


                              Global Equity Fund

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

At least 65% of the Fund's total assets are invested in equity securities of issuers located in the U.S. and foreign countries. Investments in equity securities may include common stock and preferred stock. The Fund may invest in stocks of companies of any size, but generally invests in companies with market capitalizations above $1 billion, measured at the time the Fund purchases the securities. The Fund's construction process begins with analysis at the individual company and industry level, as well as broader analysis of economic and currency factors, and aims to find equity securities that offer attractive prices with opportunity for appreciation.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Foreign Investing and Emerging Markets Risks -- The risk that prices of a
  Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 38

--------------------------------------------------------------------------------

                        Brinson Global Equity Fund



                                  PERFORMANCE

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


Total Return of Class Y shares (formerly Class I shares) (1995 is the Fund's first full calendar year of operations)

                                  [BAR CHART]

                                 Calendar Year
               -----------------------------------------------
                1995    1996    1997    1998    1999    2000
                ----    ----    ----    ----    ----    ----
Total Return   21.93%  17.26%  10.72%  14.03%  12.87%  (0.08)%

Total Return January 1 to June 30, 2001:  (6.47)%
Best quarter during calendar years shown:  Q4 1998:  14.25%
Worst quarter during calendar years shown:  Q3 1998:  (9.97)%

Average Annual Total Returns
as of December 31, 2000

                                         Class Y

                                        (formerly           Class A

Class                                   Class I)      (formerly Class N)*
MSCI World Equity
(Inception Date)                        (1/31/94)           (6/30/97)
(Free) Index/1/
----------------                        --------            --------
---------------
One Year............................     (0.08)%             (0.31)%
  (13.08)%
Five Year...........................     10.79%              10.56%
   12.35%
Life of Class.......................     10.11%               6.61%
      **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.

/1/ The MSCI World Equity (Free) Index is the benchmark for the Global Equity Fund, and is a broad-based index that represents the U.S. and developed non-U.S. equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

** Average annual total returns for the MSCI World Equity (Free) Index for the life of each class were as follows: Class Y - 11.69% and Class A - 9.19%.

------------------------------------------------------

                               Prospectus Page 39

--------------------------------------------------------------------------------
                          Brinson Global Equity Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
  None          1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................     None
  5.00%         1.00%       None
Exchange Fee...................................................     None
  None          None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        0.80%
   0.80%        0.80%        0.80%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses**...............................................        0.36%
   0.36%        0.36%        0.36%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.41%
   2.16%        2.16%        1.16%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.16%
   0.16%        0.16%        0.16%
                                                                       ----
   ----         ----         ----
Net Expenses***................................................        1.25%
   2.00%        2.00%        1.00%
                                                                       ====
   ====         ====         ====

____________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.00% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            1
year      3 years     5 years      10 years

------      -------     -------      --------
     Class A...........................................................     $
670      $   925     $ 1,199      $  1,978
     Class B (assuming sale of all shares at end of period)............
703          927       1,278         1,511
     Class B (assuming no sale of shares)..............................
203          627       1,078         2,327
     Class C (assuming sale of all shares at end of period)............
401          721       1,167         2,404
     Class C (assuming no sale of shares)..............................
301          721       1,167         2,404
     Class Y...........................................................
102          318         552         1,225

--------------------------------------------------------------------------------

                               Prospectus Page 40

--------------------------------------------------------------------------------
                        Brinson Global Technology Fund


                            Global Technology Fund

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

The Fund is a non-diversified Fund that normally invests at least 65% of its total assets in equity securities of technology companies. Technology companies develop, sell, or significantly benefit from the use of technology products and services. The term technology includes electronics, data processing, semi-conductors, telecommunications, and technology services. Investments in equity securities may include common stock and preferred stock. Companies are selected for investment principally because of their strong competitive position. Furthermore, the quality of the management, the technological innovation and the revenue growth of the companies are very important.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Industry Concentration Risk -- The risk that changes in economic, political or other conditions may have a particularly negative effect on issuers in an industry or sector in which a Fund's investments are concentrated. The Fund invests principally in equity securities of companies within the technology sector. There is, therefore, a risk that changes in the technology sector or economic downturns can have a substantial impact on the Fund's investments.
  The Fund's portfolio may be more volatile than a Fund with a broader range of investments. Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits and competition from new market entrants.

 . Foreign Investing Risk -- The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

 . Non-Diversification Risk -- The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 41

--------------------------------------------------------------------------------
                        Brinson Global Technology Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

There is no performance information quoted for the Class A, B, C and Y shares of the Fund as the Fund had less than one year of operations as of December 31, 2000.

--------------------------------------------------------------------------------

                               Prospectus Page 42

--------------------------------------------------------------------------------
                        Brinson Global Technology Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
 Class B       Class C     Class Y
                                                                   -------
 -------       -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
  None          1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................     None
  5.00%         1.00%       None
Exchange Fee...................................................     None
  None          None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                      Class A
  Class B      Class C      Class Y
                                                                      -------
  -------      -------      -------
Management Fees................................................        1.40%
   1.40%        1.40%        1.40%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses**...............................................       11.96%
  11.96%       11.96%       11.96%
                                                                      -----
  -----        -----        -----
Total Annual Fund Operating Expenses...........................       13.61%
  14.36%       14.36%       13.28%
                                                                      =====
  =====        =====        =====
Management Fee Waiver/Expense Reimbursements...................       11.81%
  11.81%       11.81%       11.81%
                                                                      -----
  -----        -----        -----
Net Expenses***................................................        1.80%
   2.55%        2.55%        1.55%
                                                                      =====
  =====        =====        =====

________________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.55% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1
year      3 years     5 years      10 years

------      -------     -------      --------
     Class A...........................................................     $
723      $ 1,085     $ 1,471      $  2,550
     Class B (assuming sale of all shares at end of period)............
758        1,093       1,555         2,116
     Class B (assuming no sale of shares)..............................
258          793       1,355         2,885
     Class C (assuming sale of all shares at end of period)............
456          886       1,442         2,956
     Class C (assuming no sale of shares)..............................
356          886       1,442         2,956
     Class Y...........................................................
158          490         845         1,845

--------------------------------------------------------------------------------

                               Prospectus Page 43

--------------------------------------------------------------------------------
                          Brinson Global Biotech Fund


                              Global Biotech Fund

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
Fund Objective

The Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

The Fund is a non-diversified Fund that normally invests at least 65% of its total assets in equity securities of biotechnology companies located throughout the world. Biotechnology companies are companies focused on research, product development, product manufacture and distribution in a specific field of biological science devoted to genetic engineering and recombinant DNA technology. Companies often are newly established and may have a single product in its early development stage.

Biotechnology companies generate value by developing new kinds of drugs and technologies. Stock selection is based on analyzing individual companies for their fundamental strengths. The basis of the fundamental analysis is to analyze the science behind the drugs and technologies. The Fund may invest a substantial percentage of its total assets in small capitalization stocks.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Industry Concentration Risk -- The risk that changes in economic, political or other conditions may have a particularly negative effect on issuers in an industry or sector in which a Fund's investments are concentrated. The Fund invests principally in equity securities of companies within the biotechnology sector. There is, therefore, a risk that changes in the biotechnology sector or economic downturns can have a substantial impact on the Fund's investments. The Fund's portfolio may be more volatile than a Fund with a broader range of investments. Biotechnology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits and competition from new market entrants.

 . Small Company Risk -- The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

 . Foreign Investing Risk -- The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

 . Non-Diversification Risk -- The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 44

--------------------------------------------------------------------------------
                          Brinson Global Biotech Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

There is no performance information quoted for the Class A, B, C and Y shares of the Fund as the Fund had less than one year of operations as of December 31, 2000.

--------------------------------------------------------------------------------

                               Prospectus Page 45

--------------------------------------------------------------------------------
                          Brinson Global Biotech Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
Class B      Class C     Class Y
                                                                 -----------
-----------  -----------  ----------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................     5.50%
 None         1.00%        None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)

 (as a % of offering price)....................................     None
 5.00%        1.00%        None
Exchange Fee...................................................     None
 None         None         None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                   Class A
Class B      Class C      Class Y
                                                                 -----------
-----------  -----------  -----------
Management Fees................................................     1.15%
1.15%         1.15%        1.15%
Distribution and/or Service (12b-1) Fees.......................     0.25%
1.00%         1.00%        None
Other Expenses**...............................................     9.03%
9.03%         9.03%        9.03%
                                                                   -----
-----         -----        -----
Total Annual Fund Operating Expenses...........................    10.43%
11.18%        11.18%       10.10%
                                                                   =====
=====         =====        =====
Management Fee Waiver/Expense Reimbursements...................     8.88%
8.88%         8.88%        8.88%
                                                                   -----
-----         -----        -----
Net Expenses***................................................     1.55%
2.30%         2.30%        1.30%
                                                                   =====
=====         =====        =====

_____________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.30% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                       1 year
  3 years     5 years      10 years
                                                                    ------------
 ----------  ----------  ------------
Class A...........................................................       $699
    $1,013      $1,348       $2,294
Class B (assuming sale of all shares at end of period)............        733
     1,018       1,430        1,845
Class B (assuming no sale of shares)..............................        233
       718       1,230        2,636
Class C (assuming sale of all shares at end of period)............        431
       811       1,318        2,709
Class C (assuming no sale of shares)..............................        331
       811       1,318        2,709
Class Y...........................................................        132
       412         713        1,568

--------------------------------------------------------------------------------

                               Prospectus Page 46

--------------------------------------------------------------------------------
                           Brinson Global Bond Fund


                                Global Bond Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal Investment Strategies

The Fund is a non-diversified Fund that invests primarily in a portfolio of global debt securities that may also provide the potential for capital appreciation. Normally, at least 65% of the Fund's total assets are invested in debt securities that have an initial maturity of more than one year. Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Interest Rate Risk -- The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of fixed income securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

 . Foreign Investing and Emerging Markets Risks -- The risk that prices of a fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

 . Credit Risk -- The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

 . Prepayment Risk -- The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Non-Diversification Risk -- The risk that a non-diversified fund will be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified fund's net asset value.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 47

--------------------------------------------------------------------------------
                           Brinson Global Bond Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for the Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


Total Return of Class Y shares (formerly Class I shares) (1994 is the Fund's first full calendar year of operations)

                                  [BAR CHART]

                                       Calendar Year
                     --------------------------------------------------------
                     1994     1995     1996    1997    1998     1999     2000
                     ----     ----     ----    ----    ----     ----     ----
Total Return        (3.49)%  20.32%    9.30%   1.63%  11.98%   (6.27)%   1.36%


Total Return January 1 to June 30, 2001:  (5.72)%
Best quarter during calendar years shown:  Q3 1998:  6.06%
Worst quarter during calendar years shown:  Q3 2000:  (3.77)%

Average Annual Total Returns
as of December 31, 2000

                                                               Class Y

                                                              (formerly
 Class A              Salomon Smith
Class                                                          Class I)
(formerly Class N)*      Barney World
(Inception Date)                                              (7/31/93)
 (6/30/97)          Gov't. Bond Index/1/
----------------                                               -------
  -------           --------------------
One Year..................................................       1.36%
  (0.94)%                   1.59%
Five Year.................................................       3.39%
   3.17%                    3.10%
Life of Class.............................................       4.89%
   1.76%                      **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%.

/1/ The Salomon Smith Barney World Government Bond Index is the benchmark for the Global Bond Fund, and represents the broad global fixed income markets and includes debt issues of U.S. and most developed non-U.S. governments, governmental entities and supranationals.

** Average annual total returns for the Salomon Smith Barney World Government Bond Index for the life of each class were as follows: Class Y - 5.41% and Class A - 3.76%.

--------------------------------------------------------------------------------

                               Prospectus Page 48

--------------------------------------------------------------------------------
                           Brinson Global Bond Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
Class B      Class C     Class Y
                                                                 -----------
-----------  -----------  ----------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................      4.50%
 None         1.00%       None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................      None
 5.00%        0.75%       None
Exchange Fee...................................................      None
 None         None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                   Class A
Class B      Class C      Class Y
                                                                 -----------
-----------  -----------  -----------
Management Fees................................................      0.75%
 0.75%        0.75%       0.75%
Distribution and/or Service (12b-1) Fees.......................      0.25%
 1.00%        0.75%       None
Other Expenses**...............................................      0.34%
 0.34%        0.34%       0.34%
                                                                     ----
 ----         ----        ----
Total Annual Fund Operating Expenses...........................      1.34%
 2.09%        1.84%       1.01%
                                                                     ====
 ====         ====        ====
Management Fee Waiver/Expense Reimbursements...................      0.19%
 0.19%        0.19%       0.19%
                                                                     ----
 ----         ----        ----
Net Expenses***................................................      1.15%
 1.90%        1.65%       0.90%
                                                                     ====
 ====         ====        ====

____________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**  Includes an administrative fee of 0.075% paid by the Fund to Brinson
    Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 0.90% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 year      3 years     5 years      10 years

------------  ----------  ----------  ------------
          Class A...........................................................
 $562          $799       $1,054      $1,785
          Class B (assuming sale of all shares at end of period)............
  693           897        1,226       1,398
          Class B (assuming no sale of shares)..............................
  193           597        1,026       2,222
          Class C (assuming sale of all shares at end of period)............
  341           615          988       2,035
          Class C (assuming no sale of shares)..............................
  266           615          988       2,035
          Class Y...........................................................
   92           287          498       1,108

--------------------------------------------------------------------------------

                               Prospectus Page 49

--------------------------------------------------------------------------------
                       Brinson International Equity Fund


                           International Equity Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-U.S. issuers.

Principal Investment Strategies

At least 65% of the Fund's total assets, under normal circumstances, are invested in equity securities of issuers in countries other than the U.S. Investments in equity securities may include common stock and preferred stock. The Fund may invest in stocks of companies of any size, but generally invests in companies with market capitalizations above $1 billion. The Fund's construction process begins with analysis at the individual company and industry level, as well as broader analysis of economic and currency factors, and aims to find equity securities that offer attractive prices with opportunity for appreciation.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Foreign Investing Risk -- The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------

                               Prospectus Page 50

--------------------------------------------------------------------------------
                       Brinson International Equity Fund


                                  PERFORMANCE

Risk/Return Bar Chart and Table

The following bar chart and table reflect performance information for the Class Y shares of the Fund, and the table also reflects performance information for Class A shares of the Fund. On October 1, 2001, the Class Y shares were redesignated from Class I shares of the Fund, and the Class A shares were redesignated from Class N shares of the Fund.

The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


Total Return of Class Y shares (formerly Class I shares) (1994 is the Fund's first full calendar year of operations)

                                  [BAR CHART]

                                             Calendar Year
                        -------------------------------------------------------
                        1994     1995     1996    1997    1998    1999     2000
                        ----     ----     ----    ----    ----    ----     ----
Total Return            0.94%   15.55%   12.75%   5.74%  14.39%  19.16%  (9.09)%


Total Return January 1 to June 30, 2001:  (11.35)%
Best quarter during calendar years shown:  Q4 1998:  17.15%
Worst quarter during calendar years shown:  Q3 1998:  (13.66)%

Average Annual Total Returns
as of December 31, 2000

                                                               Class Y

                                                              (formerly
Class A
Class                                                          Class I)
(formerly Class N)*     MSCI World Ex USA
(Inception Date)                                               (8/31/93)
(6/30/97)           (Free) Index/1/
----------------                                               ---------
---------           ---------------
One Year..................................................       (9.09)%
  9.30%                 (13.47)%
Five Year.................................................        8.11%
  7.90%                   7.48%
Life of Class.............................................        7.18%
  3.73%                     **

* The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.

/1/ The MSCI World Ex USA (Free) Index is the benchmark for the International Equity Fund, and is an unmanaged, market driven broad based securities index which includes non-U.S. equity markets in terms of capitalization and performance.

** Average annual total returns for the MSCI World Ex USA (Free) Index for the life of each class were as follows: Class Y - 7.53% and Class A - 5.45%.

--------------------------------------------------------------------------------

                               Prospectus Page 51

--------------------------------------------------------------------------------
                       Brinson International Equity Fund


                            EXPENSES AND FEE TABLES

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses  (fees paid directly from your investment)

                                                                   Class A
Class B      Class C     Class Y
                                                                 -----------
-----------  -----------  ----------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price)....................................      5.50%
 None        1.00%        None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
 (as a % of offering price)....................................      None
 5.00%       1.00%        None
Exchange Fee...................................................      None
 None        None         None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                                                                     Class A
 Class B      Class C      Class Y
                                                                   -----------
-----------  -----------  -----------
Management Fees................................................        0.80%
   0.80%        0.80%        0.80%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses**...............................................        0.19%
   0.19%        0.19%        0.19%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.24%
   1.99%        1.99%        0.99%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.00%
   0.00%        0.00%        0.00%
                                                                       ----
   ----         ----         ----
Net Expenses***................................................        1.24%
   1.99%        1.99%        0.99%
                                                                       ====
   ====         ====         ====

____________
* The operating expenses shown for the Class A shares and Class Y shares are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B shares and Class C shares are new classes of shares, so the operating expenses shown for these classes are based on estimated expenses for the Fund's current fiscal year.

**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The Advisor has irrevocably agreed to permanently waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.00% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1
year      3 years     5 years      10 years

------------  ----------  ----------  ------------
     Class A...........................................................
$670        $925       $1,199        $1,978
     Class B (assuming sale of all shares at end of period)............
703         927        1,278         1,511
     Class B (assuming no sale of shares)..............................
203         627        1,078         2,327
     Class C (assuming sale of all shares at end of period)............
400         718        1,162         2,394
     Class C (assuming no sale of shares)..............................
300         718        1,162         2,394
     Class Y...........................................................
101         315          547         1,213

--------------------------------------------------------------------------------

                               Prospectus Page 52

--------------------------------------------------------------------------------
                               The Brinson Funds


                          SECURITIES SELECTION PROCESS
--------------------------------------------------------------------------------

What is the investment process for The Brinson Funds that are included in this prospectus?

Creating value-added investment portfolios is a three-stage process:

1)  Research - Identifying the Opportunity
2)  Portfolio Construction & Risk Control - Capturing the Opportunity
3)  Execution - Delivering the Portfolio

Research

Brinson Partners' research combines both top-down and bottom-up analyses. The "top-down," analysis seeks to identify broad economic and market shaping trends that influence security prices. These encompass both long-term and short-term economic factors and market-shaping themes, ranging from global interest rate and inflation estimates to strategic sector and industry developments. The Advisor seeks to identify broad trends that will affect the investment landscape and to take advantage of them before other investors do.

The "bottom-up," analysis includes researching the very specific factors that affect the cash flows of potential investments around the world. For example, when analyzing stocks, the Advisor often meets with companies' management teams, tours their facilities, speaks with their suppliers, competitors and distributors and will often engage industry-leading experts to better understand the intricacies of their businesses.

Importantly, this research is integrated around the world, giving Brinson Partners the ability to take advantage of a wide array of investment opportunities. With more and more companies selling their goods and services to consumers around the world, the Advisor believes that a global presence is critical. Research teams are located in all of the world's major financial markets and utilize a consistent framework for researching and analyzing investments. The teams rank investment opportunities found in the global marketplace and evaluate the most likely risk and return scenarios that will occur within and across their focused sets of potential investments.

Portfolio Construction & Risk Control

Once the research teams have identified the opportunities, seasoned investment specialists select securities for the Funds' portfolios, taking into account both the potential return as well as the potential risks inherent in each investment. Because many of the factors that influence investments are interrelated, understanding how investments behave in relation to one another is a key part of constructing a sound investment portfolio.

When a new security is considered for inclusion in a portfolio, a detailed analysis of how it will affect overall portfolio composition is undertaken. This involves evaluating absolute risk as well as the risk relative to the appropriate benchmark. The Brinson Funds have a dedicated risk analysis team that uses risk analysis tools and techniques to augment the evaluation of investment risks. Working together with this team, the investment specialists select investments and determine the weights those investments will be given within the portfolios.

Execution

The Advisor believes that "Execution supersedes intention." That is why a great deal of resources is devoted to attempting to ensure that investment decisions are implemented quickly and in the most cost-effective way for our clients. The Advisor's teams of traders are located around the world and have integral knowledge of the markets in which the Funds invest. By leveraging global resources, the Advisor is able to quickly and efficiently access financial markets around the globe to execute the investment strategies.

Are there categories within which each Brinson Fund falls based on its investment strategy?

Each of the Funds included in this prospectus is categorized by portfolio type. This categorization is based on the investment strategy that is pursued for each Fund by the Advisor. The explanations that follow are intended to answer questions about why the categories exist and how securities are selected for each strategy type.

What are the broad strategy types (or asset classes) for The Brinson Funds?

There are five broadly defined asset classes represented in this prospectus:
Multi-Asset Funds, Equity Funds, Specialty/Sector Funds, Fixed Income Funds and Global Funds. Multi-Asset Funds invest in both equity and fixed income securities. Equity Funds invest primarily in publicly traded equity securities
- stock issued by corporations. Specialty/Sector Funds may invest in both equity and fixed income securities but generally limit investment to a particular industry; e.g., biotechnology. Fixed Income Funds invest primarily in fixed income or

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                               Prospectus Page 53
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                               The Brinson Funds


debt securities issued by corporations and government entities. Global Funds invest in securities of foreign corporations or governments.

Which Brinson Funds are included in each category?
The Brinson Funds are categorized as follows:

Multi-Asset Funds:
  U.S. Balanced Fund

Equity Funds:
Growth Equity Funds:
  U.S. Large Cap Growth Fund
  U.S. Small Cap Growth Fund

Core Equity Funds:
  U.S. Equity Fund
  U.S. Large Cap Equity Fund
  U.S. Small Cap Equity Fund

Value Equity Funds:
  U.S. Value Equity Fund

Specialty/Sector Funds:
  Global Technology Fund
  Global Biotech Fund
  U.S. Real Estate Equity Fund

Fixed Income Funds:
  U.S. Bond Fund
  High Yield Fund

Global Funds:
  Global Balanced Fund
  Global Equity Fund
  International Equity Fund
  Global Bond Fund

How are the Multi-Asset Funds constructed?

One of the most important investment decisions with respect to the Multi-Asset Funds is the asset allocation decision. This is the determination of the proportion of the Funds' assets to invest in each of the major asset classes (i.e., how much to invest in U.S. fixed income, U.S. equities, international fixed income, international equities, etc.) Fixed income securities are selected for these Funds using the approach described on page 55. Stocks are chosen for the Multi-Asset Funds using the core and value equity process described below.


Within each of these asset classes, the Advisor also analyzes countries and market segments, seeking attractive investment opportunities at these broad levels. For example, in constructing the Global Balanced Fund, the Advisor evaluates the relative attractiveness of each global market using a proprietary valuation model. Active overweight and underweight decisions are made depending on the Advisor's investment judgment of fair valuation opportunities while allowing for appropriate diversification.

How are securities selected for the Core and Value Equity Funds discussed in this prospectus?

The Core and Value approach is simple. When the Advisor's estimation of an investment's fundamental value is greater than its current market price, it is considered as a candidate for inclusion in the Funds' portfolios.

  Fundamental Value is the Advisor's assessment of what a stock is worth.

  Market Price is the price investors will pay to acquire a particular asset in the investment marketplace today.

For each stock under analysis, the Advisor estimates a fundamental value based upon detailed economic, industry and company analysis, and upon consideration of each company's management team, competitive advantage and core competencies. These value estimates are then compared to current market prices and ranked against the other stocks in our valuation universe. Portfolios are constructed by focusing on those stocks that rank in the top 20% of the valuation output. Each Fund's risk is carefully monitored, with consideration given to market sensitivity, common risk factor exposures (e.g., size, stock price, momentum), industry weightings and individual stock selection.

How do the Core and Value Funds differ?

Although the same underlying security selection process is used for both the Core and Value Funds, the Value Funds have a different benchmark.

Value Funds will only invest in stocks contained in value benchmarks against which performance and risk is measured.

How are securities selected for the Growth Equity Funds?

In the growth universe, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technical edge or a unique competitive advantage. Factors employed in the quantitative disciplines include earnings revision trends, positive stock price momentum and sales acceleration. The investment professionals then

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                               The Brinson Funds


conduct intensive fundamental research on the universe of companies identified as attractive by the quantitative models. Portfolios are constructed and monitored with close adherence to risk control guidelines.

How are securities selected for the Specialty/Sector Funds discussed in this prospectus?

Security selection for these Funds is similar to that of the Growth Funds. Investment decisions rely on quantitative analysis and screening, as well as fundamental research and valuation work. This process narrows the universe of stocks in the sector to those which, in the Advisor's assessment, have a fundamental value greater than the market price. The Advisor then compares these stocks to determine their attractiveness relative to each other, and selects those with the most favorable return and risk profiles for the Fund.

What is different or unique about the Specialty/Sector Funds?

The Specialty/Sector Funds were created in response to changing market conditions, and for the varied and dynamic needs of shareholders. These Funds are focused on narrower market segments than the Core, Value and Growth Funds, and are intended to complement a diversified investment program.

How are securities selected for the Fixed Income Funds discussed in this prospectus?

The Advisor uses an internally developed valuation model for fixed income securities selections for the Funds, which quantifies return expectations for all of the major bond markets. Inputs to this model include forecasts of inflation, risk premiums and interest rates. For the multi-country bond funds, the Advisor determines optimal country and currency weightings based on its assessments of global macroeconomic and political landscapes.

The credit review process for all of the bond funds incorporates both a top-down strategy, which focuses on how macroeconomic forces shape various industry outlooks, and a bottom-up strategy, looking at specific debt securities, which relies on a combination of qualitative and quantitative factors.

The qualitative assessment focuses on management strength, market position, competitive environment and financial flexibility. The quantitative assessment focuses on historical operating results, calculation of various credit ratios and an expected future outlook. With the exception of the High Yield Fund, the fixed income selections generally include all categories of investment grade fixed income securities, which are high credit quality debt investments, and emphasize the higher quality securities in this spectrum (those with a credit rating of Baa or BBB and above and lower probability of default).

The Advisor's fixed income strategies combine judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities.

Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

Depending on market conditions, undervalued securities may be found in different countries, sectors and with different durations. Therefore, all investment decisions are interrelated and made using ongoing sector, security, duration, and (for global bonds) country/currency research.

Many of the Funds invest either globally or internationally. How diversified are they with respect to the countries in which they invest?

The Funds that invest either globally or internationally intend to diversify broadly among countries, but reserve the right to invest a substantial portion of their assets in one or more countries if economic and business conditions warrant such investments.

What investment practices apply to all of The Brinson Funds included in this prospectus?

Unless otherwise stated, each of the following policies applies to all of the Funds.

  .  Cash and Cash Equivalents

     Each Fund may invest in cash or cash equivalent instruments, including units of an affiliated money market fund that is not registered under the Investment Company Act of 1940. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to meet its objective. See the SAI for further information.

Portfolio Turnover

Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover

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                               The Brinson Funds


may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The portfolio turnover for the following Funds may exceed 100%: Global Balanced, Global Equity, Global Technology, Global Biotech, Global Bond, U.S. Balanced, U.S. Large Cap Equity, U.S. Small Cap Growth, U.S. Real Estate Equity and U.S. Bond.

What are benchmarks (or indices) and how are they used?

Benchmarks are indices comprised of securities that serve as standards of measurement for making risk and performance comparisons to actively managed investment portfolios. The Funds' total returns are compared to the total returns of their benchmarks in the Fund Performance section of this prospectus. Benchmarks give the Fund's shareholders an objective target against which to judge the Advisor's performance. The precise selection of benchmarks is often critical to understanding and evaluating performance. Today, nearly all institutional investors assign their investment advisors a benchmark against which the advisor's performance is evaluated.

The Brinson Funds have adopted widely recognized industry benchmarks against which they evaluate the performance of the Funds as well as the Funds' management teams. For some Funds, the Advisor has chosen a benchmark that is more narrowly defined, or that is more closely aligned to the types of investments held in the Funds.

Benchmarks play a very important role in the investment process. The Funds' managers attempt to add value by employing various strategies of overweighting and underweighting broad country, sector and other factors such as market capitalization, volatility, earnings yield, etc. relative to the assigned benchmarks. For example, if the passive benchmark has 30% of its stock weightings in technology companies, one of the active management decisions that the Advisor makes is to hold more (overweight) or less (underweight) of the Fund's investments in technology companies. The same type of decision can then be made with respect to broadly aggregated factors like companies' earnings volatility or price/earnings ratios.

The Advisors' risk management team utilizes tools to help ensure that the portfolios are diversified and that during the construction process, unintended risks relative to the benchmarks are mitigated.

In cases where no suitable (or industry standard) benchmark exists, the Advisor constructs benchmarks by appropriately weighting and combining component benchmarks created by external data providers.

What does "non-diversified" mean?

Some Funds are referred to as "non-diversified funds." A non-diversified Fund may invest in fewer securities. This means that gains or losses on a single security or issuer held by the Fund can potentially result in increased fluctuations in the net asset value of the Fund.

Many of the Equity Fund names make reference to the "cap" (or market capitalization) of the investments they hold. What does it mean, and what is its significance?

The market capitalization of a stock is defined as the total number of shares of the stock that are outstanding multiplied by the current market price of the stock. It is a measure of the total dollar value (or size) of the company's outstanding stock positions. Larger companies have historically been viewed by investors as more stable than smaller companies; and their shares are generally more widely held, thus more easily and frequently traded. A company's market capitalization is most commonly classified as either "large," "mid or medium" or "small."

Are these "market cap" classifications constant in terms of size or dollar value across market segments?

No. Whether a security is classified as "large cap" or "small cap" is dependent on the universe of securities from which it is drawn. For example, the definitions of large and small cap are different for the Growth, Core and Value portfolios.

What are the specific definitions of "large cap" and "small cap" for these different market segments?

The market capitalization definition is flexible and is benchmarked to various year-end values of the indices listed below.

The Core and Value Equity portfolio define "large cap" securities as the value which is 85% of the year-end market cap of the Wilshire 5000. "Small cap" securities are defined as the maximum year-end market cap value of the Russell 2000.

The Growth Equity portfolios define "large cap" as companies with market capitalization of greater than $3 billion, while "small cap" securities are defined as securities with a market capitalization which is less

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                               The Brinson Funds


than the maximum year-end market cap of the Russell 2000.

Can a Large Cap or Small Cap Fund invest in securities that fall outside these market capitalization definitions?

Yes, both the large and small capitalization Funds will invest primarily in their respective market capitalization segments, however, they may also invest a portion of their assets in securities that fall outside of the ranges defined above. Further, if movement in the market price causes a security to change from one classification to another, the security will not necessarily be removed from the Fund's portfolio.

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                               Prospectus Page 57
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                               The Brinson Funds


                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

Flexible Pricing
----------------

The Funds offer four classes of shares- Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund(s). Class Y shares are only available to certain types of investors.

The Brinson Funds have adopted separate plans of distribution pertaining to the Class A, Class B and Class C shares of the Funds under rule 12b-1 that allow the Funds to pay service and (for Class B and Class C shares) distribution fees for the sale of the Funds' shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares of the Fund.

Class A Shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in a Fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each Fund are described in the following tables:

Class A Sales Charges - U.S. Bond Fund, High Yield Fund and Global Bond Fund:

                                    Sales Charge as a Percentage of:
Reallowance to Selected Dealers as
Amount of Investment            Offering Price        Net Amount Invested
   Percentage of Offering Price
--------------------            --------------        -------------------
   ----------------------------
Less than $99,999                   4.50%                    4.71%
               4.00%
$100,000 to $249,999                3.50                     3.63
               3.00
$250,000 to $499,999                2.50                     2.56
               2.00
$500,000 to $999,999                2.00                     2.04
               1.75
$1,000,000 and over (1)             None                     None
          Up to 1.00 (2)

Class A Sales Charges - U.S. Balanced Fund, U.S. Equity Fund, U.S. Value Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund and International Equity Fund:

                                    Sales Charge as a Percentage of:
Reallowance to Selected Dealers as
Amount of Investment            Offering Price        Net Amount Invested
   Percentage of Offering Price
--------------------            --------------        -------------------
   ----------------------------
Less than $50,000                   5.50%                    5.82%
              5.00%
$50,000 to $99,999                  4.50                     4.71
              4.00
$100,000 to $249,999                3.50                     3.63
              3.00
$250,000 to $499,999                2.50                     2.56
              2.00
$500,000 to $999,999                2.00                     2.04
              1.75
$1,000,000 and over (1)             None                     None
          Up to 1.00 (2)

(1) A contingent deferred sales charge of 1% of the lower of the shares' offering price or the net asset value at the time of sale by the shareholder is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund's Systematic Withdrawal Plan are not subject to this charge.

(2) Brinson Advisors pays 1.00% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million, and 0.25% for sales of $50 million or more.

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                               The Brinson Funds

Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a Brinson or PACE mutual fund. You can combine the value of Class A shares that you own in other Brinson and PACE Funds and the purchase amount of the Class A shares that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

 .  your spouse, parents or children under age 21;

 .  your Individual Retirement Accounts (IRAs);

 .  certain employee benefit plans, including 401(k) plans;

 .  a company that you control;

 .  a trust that you created;

 . Uniform Transfers to Minors Act/Gifts to Minors Act accounts created by you or by a group of investors for your children; or

 .  accounts with the same advisor.

You may qualify for a complete waiver of the sales charge for Class A shares if you:

 . Are an employee of Brinson Advisors or its affiliates or the spouse, parent or child under age 21 of a Brinson Advisors employee;

 . Buy these shares through a UBS PaineWebber(SM)* Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

     -  you were the Financial Advisor's client at the competing brokerage firm;

     - within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

     - you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

 . Owned Class N shares of the Funds on September 28, 2001, prior to their redesignation as Class A shares;

 . Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

 .  Acquire these shares through a UBS PaineWebber InsightOne(SM) Program brokerage account.
____________
* UBS PaineWebber is a service mark of UBS AG.

Class B Shares

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in Fund shares. However, you may have to pay a deferred sales charge when you sell your Fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares of the Fund. Class A shares have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

       If you sell          Percentage (based on amount of investment) by
      shares within:       which the shares' net asset value is multiplied:
-------------------------  ------------------------------------------------
                             Less than      $250,000 to     $500,000 to
                              $250,000        $499,999        $999,999
                              --------        --------        --------
1/st/ year since purchase         5%             3%              2%
2/nd/ year since purchase         4%             2%              1%
3/rd/ year since purchase         3%             1%             None
4/th/ year since purchase         2%            None            None
5/th/ year since purchase         2%            None            None
6/th/ year since purchase         1%            None            None
7/th/ year since purchase        None           None            None

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $250,000, after the end of the third year if you purchase shares valued at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 but less than $1 million.
To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase. We will

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                               Prospectus Page 59
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                               The Brinson Funds


not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

 .  First, Class B shares representing reinvested dividends, and

 .  Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 .  You participate in the Systematic Withdrawal Plan;

 . You are older than 59-1/2 and are selling shares to take a distribution from certain types of retirement plans;

 .  You receive a tax-free return of an excess IRA contribution;

 . You receive a tax-qualified retirement plan distribution following retirement;

 . The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship; or

 . The shares are held in trust and the death of the trustee requires liquidation of the trust.

Class C Shares

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is not invested in a fund.

          Sales Charge as a               Reallowance to
            percentage of                Selected Dealers
-------------------------------------
                       Net Amount        As Percentage of
 Offering Price         Invested          Offering Price
-----------------       --------          --------------
     1.00%                1.01%                1.00%

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets for fixed income funds, and 0.75% of average net assets for equity funds, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00% for equity funds and 0.75% for fixed income funds, applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% for equity funds and 0.75% for fixed income funds by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

Sales Charge Waivers. You may qualify for a waiver of the front-end sales charge for Class C shares if you:

 . Buy these shares in a UBS PaineWebber brokerage account through the investment of proceeds of the sale of shares in an unaffiliated mutual fund and

   - you buy shares of the Fund within 90 days after your sale of the shares of the unaffiliated mutual fund;

   - the shares of the unaffiliated fund were not held in a UBS PaineWebber brokerage account; and

   - you purchase an amount that does not exceed the total amount of money you received from the sale of the unaffiliated fund.

 . Are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

If you are eligible for a complete waiver of the sales charge on both Class A shares and Class C shares, you should purchase the Class A shares. Class A shares have lower ongoing expenses and are generally not subject to a contingent deferred sales charge when you sell them.

You also may be eligible to sell your shares without paying a contingent deferred sales charge if you are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

Note on Sales Charge Waivers For Class A, Class B and Class C Shares

If you think you qualify for any of the sales charge waivers, you may need to provide documentation to

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                               The Brinson Funds


Brinson Advisors or the Funds. For more information, you should contact your investment professional or correspondent firm or call 1-800-647-1568. If you want information on the Funds' Systematic Withdrawal Plan, see the SAI or contact your investment professional.

Class Y Shares

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

 .  Buy $10 million or more of Brinson and PACE Fund shares at any one time;

 . Are a qualified retirement plan with 5,000 or more eligible employees or at least $50 million in assets; or

 . Are a corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization with 5,000 or more employees with over $50 million in investable assets.

Any 401(k) plan sponsored for employees of Brinson Advisors or its affiliates is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing 12b-1 distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying Shares
-------------

You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which Brinson Advisors has a selected dealer agreement to sell the Funds or through the Funds' transfer agent as described below.

If you wish to invest in other Brinson or PACE Funds, you can do so by:

 .  Contacting your investment professional (if you have an account at UBS
   PaineWebber or at another financial institution that has entered into a selected dealer agreement with Brinson Advisors);

 .  Buying shares through the transfer agent as described below; or

 .  Opening an account by exchanging shares from another Brinson or PACE Fund.

The Funds and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of shares.

Through Financial Institutions/Professionals

As mentioned above, the Funds have entered into one or more sales agreements with brokers, dealers or other financial intermediaries ("Service Providers"), as well as with financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may in some cases be authorized to accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the order. Such orders will be priced at the Fund's net asset value next computed after such order is accepted by the Authorized Dealer or Sub-designee. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchased shares directly from the Funds. It is the responsibility of such Authorized Dealers or Sub-designees to promptly forward purchase orders with payments to the Funds.

Brinson Partners or its affiliates may, from their own resources, compensate Service Providers for services performed with respect to a Fund's Class Y shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

Minimum Investments

Class A, Class B and Class C shares:

 To open an account....  $    1,000
 To add to an account..  $      100

Class Y shares:

 To open an account....  $1,000,000
 To add to an account..  $    2,500

The Funds may waive or reduce these amounts for:

 .  Employees of Brinson Advisors or its affiliates; or

--------------------------------------------------------------------------------

                               Prospectus Page 61

--------------------------------------------------------------------------------
                               The Brinson Funds

 . Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Funds' automatic investment plan.

Market Timers. The interests of the Funds' long-term shareholders and their ability to manage their investments may be adversely affected when their shares are repeatedly bought and sold in response to short-term market fluctuations - also known as "market timing." When large dollar amounts are involved, a Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt a Fund's performance and its shareholders. When Brinson Advisors believes frequent trading would have a disruptive effect on the ability to manage a Fund's investments, Brinson Advisors and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that Brinson Advisors believes to be a market timer.

Selling Shares
--------------

You can sell your Fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, a Fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, a Fund may delay payment until it verifies that it has received good payment.

If you hold your shares in a brokerage account, you can sell shares by contacting your investment professional, or an Authorized Dealer or Sub-designee, for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

If you purchased shares through the Funds' transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the same Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Funds money to maintain shareholder accounts. Therefore, the Funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.

Exchanging Shares
-----------------

You may exchange Class A, Class B or Class C shares of a Fund for shares of the same class of most other Brinson Funds and PACE Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. A Fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the Fund acquired in the exchange.

Other Brinson Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other Fund.

You may exchange shares of one Fund for shares of another Fund only after the first purchase has settled and the first Fund has received your payment.

If you purchased shares through a financial institution, you may exchange your shares by placing an order with that institution. If you purchased shares through the Funds' transfer agent, you may exchange your shares as explained below.

The Funds may modify or terminate the exchange privilege at any time.

Transfer Agent
--------------

If you wish to invest in the Funds through the Funds' transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must
--------------------------------------------------------------------------------

                               Prospectus Page 62

--------------------------------------------------------------------------------
                               The Brinson Funds

complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Funds' transfer agent. Your letter must include:

 .  Your name and address;

 .  Your account number;

 . The name of the Fund whose shares you are selling, and if exchanging shares, the name of the Fund whose shares you want to buy;

 .  The dollar amount or number of shares you want to sell and/or exchange; and

 . A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:

   PFPC Inc.
   Attention:  Brinson Mutual Funds
   P. O. Box 8950
   Wilmington, DE 19899.

Pricing and Valuation
---------------------

The price at which you may buy, sell or exchange Fund shares is based on net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value separately for each class at the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and a Fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each Fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares of a Fund will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the Fund accepts your order. If you place your order through a broker, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

Each Fund calculates its net asset value based on the current market value of its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the board of trustees. Each Fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Foreign securities are valued at their closing prices on the exchange on which they are traded. The resulting values are converted from the local currency into U.S. Dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the net asset value of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

--------------------------------------------------------------------------------

                               Prospectus Page 63

--------------------------------------------------------------------------------
                               The Brinson Funds


                                  MANAGEMENT

--------------------------------------------------------------------------------

Investment Advisor

Brinson Partners, Inc. ("Brinson Partners" or the "Advisor"), a Delaware corporation located at 209 South LaSalle Street, Chicago, IL 60604-1295, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of ________, 2001, Brinson Partners had over $____ billion in assets under management.

Brinson Partners is an indirect wholly owned subsidiary of UBS AG ("UBS"), and a member of the UBS Asset Management Division. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

Sub-Advisor

The Advisor employs its affiliate, Brinson Partners (NY), Inc. (the "Sub-Advisor"), to serve as sub-advisor to the Global Technology Fund, Global Biotech Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund and High Yield Fund. The Sub-Advisor is also a subsidiary of UBS. As of _________, 2001, the Sub-Advisor had approximately $____ billion in assets under management. The Sub-Advisor is located at 10 East 50th Street, New York, NY.

Subject to the Advisor's control and supervision, the Sub-Advisor is responsible for managing the investment and reinvestment of that portion of a Fund's portfolio that the Advisor designates from time to time, including placing orders for the purchase and sale of portfolio securities. The Sub-Advisor also furnishes the Advisor with investment recommendations, asset allocation advice, research and other investment services subject to the direction of the Trust's Board and officers.

Portfolio Management

Investment decisions for the Funds are made by investment management teams at Brinson Partners and the Sub-Advisor. No member of any investment management team is primarily responsible for making recommendations for portfolio purchases.

Advisory Fees

The investment advisory fees (expressed as a percentage of average net assets) payable to Brinson Partners, before fee waivers, by each Fund are presented in the Fee Tables for the Funds in this prospectus.

The Advisor has irrevocably agreed to waive its fees and reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Funds listed below do not exceed the following amounts:

Global Balanced Fund               1.10%
Global Equity Fund                 1.00
Global Technology Fund             1.55
Global Biotech Fund                1.30
Global Bond Fund                   0.90
U.S. Balanced Fund                 0.80
U.S. Equity Fund                   0.80
U.S. Large Cap Equity Fund         0.80
U.S. Large Cap Growth Fund         0.80
U.S. Small Cap Growth Fund         1.15
U.S. Bond Fund                     0.60
High Yield Fund                    0.70
International Equity Fund          1.00

The Advisor has agreed, from September 1, 2001 through September 1, 2002, to waive its fees and reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Funds listed below do not exceed the following amounts:

U.S. Value Equity Fund             0.85%
U.S. Small Cap Equity Fund         1.15
U.S. Real Estate Equity Fund       1.05

In the case of the Global Technology Fund, Global Biotech Fund, U.S. Value Equity Fund, U.S. Small Cap Equity Fund and U.S. Real Estate Equity Fund, the Advisor is entitled to reimbursement of advisory fees waived during any of the previous five years, provided that the reimbursement will never cause the total operating expense ratios to exceed the limits set forth above.

The Advisor pays the Sub-Advisor a portion of the fee the Advisor receives under its investment advisory agreement with each Fund sub-advised by the Sub-Advisor. See the SAI for further information.

Administrator

Brinson Advisors, Inc., located at 51 West 52/nd/ Street, New York, NY 10019-6114, is the

--------------------------------------------------------------------------------

                              Prospectus Page 64

--------------------------------------------------------------------------------
                               The Brinson Funds


administrator of the Funds. Brinson Advisors, Inc. is an indirect wholly owned asset management subsidiary of UBS. Each Fund pays Brinson Advisors, Inc. at the annual contract rate of 0.075% of its average daily net assets for administrative services.

--------------------------------------------------------------------------------

                              Prospectus Page 65

--------------------------------------------------------------------------------
                               The Brinson Funds


                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

Dividends and Distributions

Income dividends are normally declared, and paid, by each Fixed Income Fund monthly, and by each Equity Fund and Multi-Asset Fund annually. Capital gains, if any, are distributed in December. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. For example, Class B and Class C shares are expected to have the lowest dividends of a Fund's shares, while Class Y shares are expected to have the highest.

You will receive income dividends and capital gain distributions in additional shares of the same class of a Fund unless you notify your investment professional or the Fund in writing that you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

Taxes

In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

By law, a Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

 .  provide your correct social security or taxpayer identification number,

 .  certify that this number is correct,

 .  certify that you are not subject to backup withholding, and

 .  certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Brinson or PACE Fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

--------------------------------------------------------------------------------

                              Prospectus Page 66

--------------------------------------------------------------------------------
                              The Brinson Funds


                         PRIOR PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

The U.S. Value Equity Fund has recently commenced investment operations and therefore has no performance information to include in this prospectus. To assist prospective investors in making an informed investment decision, the table below provides performance information for a composite of all advisory accounts ("Account Composite Performance"), managed by the Advisor, in a substantially similar manner to the way in which the Advisor will manage the U.S. Value Equity Fund's assets. The Account Composite Performance has been calculated in accordance with the recommended standards of the Association of Investment Management and Research ("AIMR"). AIMR is a non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisors. The Account Composite Performance was obtained from the records maintained by the Advisor. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided as well.

Please note that the Account Composite Performance is not the U.S. Value Equity Fund's own historical performance. The Account Composite Performance should not be considered a substitute for the U.S. Value Equity Fund's performance, and the Account Composite Performance is not necessarily an indication of the U.S. Value Equity Fund's future performance. The accounts included in the Account Composite Performance were not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.

                                                         Composite Average
Annual Total     Russell
                                                          Returns of Advisory
Accounts    1000 Value
                                                                  as of 6/30/01
            Index

-------------------------------  -----------
YTD (1/1/01 - 6/30/01).................................                3.27%
            (1.26)%
1 Year.................................................               22.70%
            10.33%
Since inception (6/30/98)..............................                7.85%
             5.35%

--------------------------------------------------------------------------------

                              Prospectus Page 67

--------------------------------------------------------------------------------
                               The Brinson Funds


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Bond Fun[A and International Equity Fund
The selected financial information in the following table has been audited by the Funds' independent auditors, whose unqualified report thereon (the "Report") appears in the Funds' Annual Report to Shareholders dated June 30, 2001 (the "Annual Report"). Additional performance and financial data and related notes are contained in the Annual Report, which is available without charge upon request. The Funds' financial statements for the fiscal year ended June 30, 2001 and the Report are incorporated by reference into the SAI.

U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund
The U.S. Large Cap Growth Fund, the U.S. Small Cap Growth Fund and the High Yield Fund (collectively, the "New Funds") are successors to the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund, respectively (collectively, the "Predecessor Funds"). Each Predecessor Fund, prior to its merger into a New Fund, operated as a separate portfolio of UBS Private Investor Funds, Inc., another investment company that was advised by another entity. The Predecessor Funds had fiscal years ending on December 31. On December 18, 1998, following the approval of the shareholders of each Predecessor Fund of an agreement and plan of reorganization, the UBS Large Cap Growth Fund, the UBS Small Cap Fund and the UBS High Yield Bond Fund were reorganized and merged into the U.S. Large Cap Growth Fund, the U.S. Small Cap Growth Fund and the High Yield Fund, respectively. (These transactions are collectively referred to as the "Reorganizations".) The New Funds had no operations prior to the Reorganizations. The New Funds have fiscal years ending on June 30.

The selected financial information in the following table, for the year ended June 30, 2001, has been audited by the Funds' independent auditors, Ernst & Young LLP, whose unqualified reports on the financial statements containing such information appear in the Annual Report. The selected financial information in the following table for the years ended June 30, 2000, June 30, 1999 and December 31, 1998 has been audited by the Funds' independent auditors, whose unqualified reports on the financial statements containing such information appear in the New Funds' Annual Report to Shareholders (collectively, the "New Funds' Reports") dated June 30, 1999 and December 31, 1998, respectively. The selected financial information in the following table for the year ended December 31, 1997 has been audited by the Predecessor Funds' independent auditors, whose unqualified reports on the financial statements containing such information (the "Predecessor Funds' Reports") appear in the Predecessor Funds' Annual Report to Shareholders dated December 31, 1997 (the "Predecessor Funds' Annual Report"). Additional performance and financial data and related notes are contained in the Annual Report, the New Funds' Reports and the Predecessor Funds' Annual Reports (collectively, the "New Funds' and Predecessor Funds' Reports"), which are available without charge upon request. The New Funds' financial statements for the fiscal year ended June 30, 2001 are incorporated by reference into the SAI.

U.S. Value Equity Fund, U.S. Small Cap Equity Fund and U.S. Real Estate Equity Fund
No financial information is presented for these Funds as they either had less than six months of operations prior to the date of this prospectus (in the case of U.S. Value Equity Fund) or they were not publicly offered prior to the date of this prospectus (in the case of U.S. Small Cap Equity Fund and U.S. Real Estate Equity Fund).

--------------------------------------------------------------------------------

                              Prospectus Page 68

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

Financial Highlights - Fiscal Years Ended June 30 and December 31

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown. The tables show information for the Funds' Class Y shares (formerly Class I shares) and Class A shares (formerly Class N shares) because they were the only classes of shares outstanding for the periods shown. Certain information reflects financial results for a single Fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends. This information has been derived from the Funds' and the Predecessor Funds' financial statements.


    The Brinson Funds

 Brinson U.S. Bond Fund

(Commencement of Operations August 31, 1995)/1/

     Class Y Shares

----------------------------------------------------
                                                                       2001
2000       1999       1998       1997
                                                                      ------
--------   --------   --------   --------
Net asset value, beginning of period.............................     $
$ 10.28    $ 10.58    $ 10.24    $  9.93
                                                                      ------
-------    -------    -------    -------
Income (loss) from investment operations:
 Net investment income...........................................           /3/
  0.62/2/    0.58/2/    0.53       0.51/2/
 Net realized and unrealized gain (loss).........................
 (0.25)     (0.26)      0.53       0.32
                                                                      ------
-------    -------    -------    -------
  Total income from investment operations........................
  0.37       0.32       1.06       0.83
                                                                      ------
-------    -------    -------    -------

Less distributions:
 Distributions from and in excess of net investment income.......        (  )
 (0.65)     (0.47)     (0.58)     (0.52)

 Distributions from and in excess of net realized gain...........        ---
   ---      (0.15)     (0.14)       ---
                                                                      ------
-------    -------    -------    -------
  Total distributions............................................         ( )
 (0.65)     (0.62)     (0.72)     (0.52)
                                                                      ------
-------    -------    -------    -------
Net asset value, end of period...................................     $
$ 10.00    $ 10.28    $ 10.58    $ 10.24
                                                                      ======
=======    =======    =======    =======
Total return (non-annualized)....................................           %
  3.74%      2.97%     10.60%      8.45%
                                                                      ======
=======    =======    =======    =======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)..............................     $
$58,121    $92,030    $38,874    $22,421
Ratio of expenses to average net assets:
 Before expense reimbursement....................................           %
  0.67%      0.61%      0.84%      1.65%
 After expense reimbursement.....................................           %
  0.60%      0.60%      0.60%      0.60%
Ratio of net investment income to average net assets:
 Before expense reimbursement....................................           %
  6.12%      5.42%      5.61%      5.14%
 After expense reimbursement.....................................           %
  6.19%      5.43%      5.85%      6.19%
Portfolio turnover...............................................           %
   170%       260%       198%       410%

____________
/1/ Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund - Class I on June 30, 1997.
/2/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 69

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


      The Brinson Funds

    Brinson U.S. Bond Fund

(Commencement of Operations June 30, 1997)

        Class A Shares

------------------------------------------------------------
                                                                        2001
       2000            1999            1998
                                                                       ------
      ------          ------          ------
Net asset value, beginning of period.............................       $
      $10.30          $10.58          $10.24
                                                                        -----
      ------          ------          ------
Income (loss) from investment operations:
 Net investment income...........................................
        0.58/1/         0.57/1/         0.61
 Net realized and unrealized gain (loss).........................
       (0.25)          (0.26)           0.42
                                                                        -----
      ------          ------          ------
  Total income from investment operations........................
        0.33            0.31            1.03
                                                                        -----
      ------          ------          ------

Less distributions:
 Distributions from and in excess of net investment income.......         (  )
       (0.64)          (0.44)          (0.55)
 Distributions from and in excess of net realized gain...........         ---
         ---           (0.15)          (0.14)
                                                                        -----
      ------          ------          ------
  Total distributions............................................        (   )
       (0.64)          (0.59)          (0.69)
                                                                        -----
      ------          ------          ------
Net asset value, end of period...................................       $
      $ 9.99          $10.30          $10.58
                                                                        =====
      ======          ======          ======
Total return (non-annualized)....................................            %
        3.29%           2.88%          10.30%
                                                                        =====
      ======          ======          ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)..............................       $
      $    1          $    1          $    1
Ratio of expenses to average net assets:
 Before expense reimbursement....................................            %
        0.92%           0.86%           1.09%
 After expense reimbursement.....................................            %
        0.85%           0.85%           0.85%
Ratio of net investment income to average net assets:
 Before expense reimbursement....................................            %
        5.87%           5.17%           5.36%
 After expense reimbursement.....................................            %
        5.94%           5.18%           5.60%
Portfolio turnover...............................................            %
         170%            260%            198%

____________
/1/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 70

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


  The Brinson Funds

Brinson High Yield Fund
                                                                   (Commencement
of Operations September 30, 1997)/4/,/5/

     Class Y Shares

-------------------------------------------------------------


                                                                 2001      2000
       1999             1998        1997/3/
                                                                ------
--------     --------         --------     ---------

   (June 30/th/)  (December 31/st/)
Net asset value, beginning of period.........................   $         $
9.96      $  9.98         $ 10.05       $ 10.00
                                                                ------
-------      -------         -------       -------
Income (loss) from investment operations:

 Net investment income.......................................         /2/
0.91/2/      0.44/2/          7.30         0.18
 Net realized and unrealized gain (loss).....................      (  )
(0.90)       (0.15)            0.02         0.05
                                                                ------
-------      -------          -------      -------
  Total income from investment operations....................      (  )
0.01         0.29             7.32         0.23
                                                                ------
-------      -------          -------      -------


Less distributions:

 Distributions from and in excess of net investment income...      (  )
(0.71)       (0.31)           (7.33)       (0.18)


 Distributions from and in excess of net realized gain.......      ---
(0.07)         ---            (0.06)         ---
                                                                ------
-------      -------          -------      -------
  Total distributions........................................     (   )
(0.78)       (0.31)           (7.39)       (0.18)
                                                                ------
-------      -------          -------      -------
Net asset value, end of period...............................   $         $
9.19      $  9.96          $  9.98      $ 10.05
                                                                ======
=======      =======          =======      =======
Total return (non-annualized)................................     (  )%
0.02%        2.91%            7.75%        2.34%
                                                                ======
=======      =======          =======      =======
Ratios/Supplemental Data:

Net assets, end of period (in 000s)..........................   $
$50,845      $60,044          $34,900      $ 7,861
Ratio of expenses to average net assets:

 Before expense reimbursement................................         %
0.86%        0.83%/1/         1.59%        4.98%/1/
 After expense reimbursement.................................         %/6/
0.70%        0.70%/1/         0.89%        0.90%/1/
Ratio of net investment income to average net assets:

 Before expense reimbursement................................         %
9.31%        8.54%/1/         7.38%        3.15%/1/
 After expense reimbursement.................................         %
9.47%        8.67%/1/         8.08%        7.23%/1/
Portfolio turnover...........................................         %
73%          77%             N/A          N/A

____________
/1/  Annualized.
/2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
/3/  For period from commencement of operations to December 31, 1997.
/4/ Prior to the Reorganization, the Fund operated as a separate portfolio of UBS Private Investor Funds, Inc. and invested all of its investable assets in an affiliated investment company with an identical investment objective. The Fund invested solely in the UBS Investor Portfolios Trust - UBS High Yield Bond Portfolio. The investment company in which the Fund invested is referred to herein as the "Master Fund." The ratios set forth in this Financial Highlights table for the Fund includes the Fund's share of its Master Fund's expenses. The annualization of these ratios is also affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement to which the Fund was subject prior to the Reorganizations were not ratified until December 29, 1997. Prior to that date, investment advisory services were being provided without compensation. Prior to the Reorganization, the Fund had a fiscal year end of December 31.
/5/  Reflects 10 for 1 share split effective December 9, 1998.
/6/  The ratio of net operating expenses to average net assets was 0.70%.

--------------------------------------------------------------------------------

                              Prospectus Page 71

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


The Brinson Funds

Brinson High Yield Fund
                                                                  (Commencement
of Operations December 31, 1998)

 Class A Shares

------------------------------------------------


                                                                      2001
     2000              1999
                                                                     ------
   --------          --------
Net asset value, beginning of period............................     $
    $  9.95           $  9.98
                                                                     ------
    -------           -------
Income (loss) from investment operations:
 Net investment income..........................................
       0.90/2/           0.42
 Net realized and unrealized loss...............................        (  )
      (0.90)            (0.15)
                                                                     ------
    -------           -------
  Total income from investment operations.......................        (  )
        ---              0.27
                                                                     ------
    -------           -------

Less distributions:
 Distributions from and in excess of net investment income......        (  )
      (0.70)            (0.30)
 Distributions from and in excess of net realized gain..........        ---
      (0.07)              ---
                                                                     ------
    -------           -------
  Total distributions...........................................         ( )
      (0.77)            (0.30)
                                                                     ------
    -------           -------
Net asset value, end of period..................................     $
    $  9.18           $  9.95
                                                                     ======
    =======           =======
Total return (non-annualized)...................................       (   )%
      (0.13)%            2.71%
                                                                     ======
    =======           =======
Ratios/Supplemental Data:
Net assets, end of period (in 000s).............................     $
    $     1           $     1
Ratio of expenses to average net assets:
 Before expense reimbursement...................................           %
       1.11%             1.08%/1/
 After expense reimbursement....................................           %/6/
       0.95%             0.95%/1/
Ratio of net investment income to average net assets:
 Before expense reimbursement...................................           %
       9.06%             8.29%/1/
 After expense reimbursement....................................           %
       9.22%             8.42%/1/
Portfolio turnover..............................................           %
         73%               77%

   ____________
  /1/ Annualized.
  /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 72

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Contiuned)
--------------------------------------------------------------------------------


The Brinson Funds

Brinson U.S. Balanced Fund
                                                                  (Commencement
of Operations December 30, 1994)/1/

 Class Y Shares

-----------------------------------------------------


                                                                  2001
2000         1999       1998       1997
                                                                 ------
--------     --------   --------   --------
Net asset value, beginning of period.........................    $         $
9.38     $  12.24   $  12.53   $  11.71
                                                                 ------
--------     --------   --------   --------
Income (loss) from investment operations:

 Net investment income.......................................          /2/
0.26/2/      0.34/2/     0.4/2/    0.47
 Net realized and unrealized gain (loss).....................
(0.74)        0.18       0.93       1.29
                                                                 ------
--------     --------   --------   --------
  Total income from investment operations....................
(0.48)        0.52       1.42       1.76
                                                                 ------
--------     --------   --------   --------


Less distributions:

 Distributions from and in excess of net investment income          (  )
(0.25)       (0.73)     (0.77)     (0.40)
 Distributions from and in excess of net realized gain              ---
(0.06)       (2.65)     (0.94)     (0.54)
                                                                 ------
--------     --------   --------   --------
  Total distributions........................................       (  )
(0.31)       (3.38)     (1.71)     (0.94)
                                                                 ------
--------     --------   --------   --------
Net asset value, end of period...............................    $         $
8.59     $   9.38   $  12.24   $  12.53
                                                                 ======
========     ========   ========   ========
Total return (non-annualized)................................      (   )%
(5.07)%       4.74%     12.19%     15.50%
                                                                 ======
========     ========   ========   ========
Ratios/Supplemental Data:

Net assets, end of period (in 000s)..........................    $         $
11,136      $37,603   $ 80,556   $282,860
Ratio of expenses to average net assets:

 Before expense reimbursement................................          %
1.01%        0.96%      0.81%      0.88%
 After expense reimbursement.................................          %
0.81%/3/     0.80%      0.80%      0.80%
Ratio of net investment income to average net assets:

 Before expense reimbursement................................          %
2.80%        3.00%      3.88%      3.78%
 After expense reimbursement.................................          %
3.00%        3.16%      3.89%      3.86%
Portfolio turnover...........................................          %
96%         113%       194%       329%

____________
/1/ Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund - Class I on June 30, 1997.
/2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
/3/  The ratio of net operating expenses to average net assets was 0.80%.


--------------------------------------------------------------------------------

                              Prospectus Page 73

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Contiuned)
--------------------------------------------------------------------------------


        The Brinson Funds

   Brinson U.S. Balanced Fund

(Commencement of Operations June 30, 1997)

         Class A Shares

-----------------------------------------------------------

                                                                        2001
       2000            1999            1998
                                                                       ------
     --------        --------        --------
Net asset value, beginning of period...............................    $
      $  9.38          $12.27        $  12.53
                                                                       ------
      -------          ------        --------
Income (loss) from investment operations:
 Net investment income.............................................
         0.23/1/         0.29/1/         0.47/1/
 Net realized and unrealized gain (loss)...........................
        (0.74)           0.18            0.94

      -------          ------          ------
  Total income (loss) from investment operations...................
        (0.51)           0.47            1.41
                                                                       ------
      -------          ------          ------

Less distributions:
 Distributions from and in excess of net investment income.........       (  )
        (0.24)          (0.71)          (0.73)

 Distributions from and in excess of net realized gain.............       ---
        (0.06)          (2.65)          (0.94)
                                                                       ------
      -------          ------          ------
  Total distributions..............................................       (  )
        (0.30)          (3.36)          (1.67)
                                                                       ------
      -------          ------          ------
Net asset value, end of period.....................................    $
      $  8.57          $ 9.38          $12.27
                                                                       ======
      =======          ======          ======
Total return (non-annualized)......................................      (  )%
        (5.39)%          4.17%          12.15%
                                                                       ======
      =======          ======          ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)................................    $
      $     1          $    1          $    1
Ratio of expenses to average net assets:
 Before expense reimbursement......................................          %
         1.26%           1.21%           1.06%
 After expense reimbursement.......................................          %
         1.06%/2/        1.05%           1.05%
Ratio of net investment income to average net assets:
 Before expense reimbursement......................................          %
         2.55%           2.75%           3.63%
 After expense reimbursement.......................................          %
         2.75%           2.91%           3.64%
Portfolio turnover.................................................          %
           96%            113%            194%

____________
/1/ The net investment income per share data was determined by using average shares outstanding throughout the period.
/2/  The ratio of net operating expenses to average net assets was 1.05%.

--------------------------------------------------------------------------------

                              Prospectus Page 74

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------



The Brinson Funds

Brinson U.S. Equity Fund
                                                                   (Commencement
of Operations February 22, 1994)/1/

  Class Y Shares

------------------------------------------------------

                                                                   2001
2000       1999       1998       1997
                                                                  ------
--------   --------   --------   --------
Net asset value, beginning of period...........................   $        $
21.48   $  19.91   $  17.64   $  14.59
                                                                  ------
--------   --------   --------   --------
Income (loss) from investment operations:
 Net investment income.........................................
0.16/2/    0.17/2/    0.19       0.15
 Net realized and unrealized gain (loss).......................
(3.75)      2.67       3.39       4.27
                                                                  ------
--------   --------   --------   --------
  Total income from investment operations......................
(3.59)      2.84       3.58        442
                                                                  ------
--------   --------   --------   --------

Less distributions:
 Distributions from and in excess of net investment income.....      (  )
(0.05)     (0.15)     (0.18)     (0.14)
 Distributions from and in excess of net realized gain.........      (  )
(1.77)     (1.12)     (1.13)     (1.23)
                                                                  ------
--------   --------   --------   --------
  Total distributions..........................................      (  )
(1.82)     (1.27)     (1.31)     (1.37)
                                                                  ------
--------   --------   --------   --------
Net asset value, end of period.................................   $        $
16.07   $  21.48   $  19.91   $  17.64
                                                                  ======
========   ========   ========   ========
Total return (non-annualized)..................................         %
(17.00)%    15.22%     21.48%     31.87%
                                                                  ======
========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (in 000s)............................   $
$167,870   $713,321   $605,768   $337,949
Ratio of expenses to average net assets:
 Before expense reimbursement..................................         %
0.84%      0.80%      0.80%      0.89%
 After expense reimbursement...................................         %
0.80%       N/A        N/A       0.80%
Ratio of net investment income to average net
 assets:
 Before expense reimbursement..................................         %
0.89%      0.82%      1.12%      1.06%
 After expense reimbursement...................................         %
0.93%       N/A        N/A       1.15%
 Portfolio turnover............................................         %
55%        48%        42%        43%

____________
/1/ Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund - Class I on June 30, 1997.
/2/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 75

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


        The Brinson Funds

    Brinson U.S. Equity Fund

(Commencement of Operations June 30, 1997)

         Class A Shares

--------------------------------------------------------

                                                                        2001
       2000            1999            1998
                                                                       ------
     --------        --------        --------
Net asset value, beginning of period...............................    $
     $  21.39          $19.88          $17.64
                                                                       ------
     --------        --------        --------
Income (loss) from investment operations:
 Net investment income.............................................
         0.13/1/         0.08/1/         0.15
 Net realized and unrealized gain (loss)...........................
        (3.75)           2.67            3.37
                                                                       ------
     --------        --------        --------
  Total income (loss) from investment operations...................
        (3.62)           2.75            3.52
                                                                       ------
     --------        --------        --------


Less distributions:
 Distributions from and in excess of net
  investment income................................................       (  )
        (0.03)          (0.12)          (0.15)

 Distributions from and in excess of net realized gain.............       (  )
        (1.77)          (1.12)          (1.13)
                                                                       ------
     --------          ------          ------
  Total distributions..............................................       (  )
        (1.80)          (1.24)          (1.28)
                                                                       ------
     --------          ------          ------
Net asset value, end of period.....................................    $
     $  15.97          $21.39          $19.88
                                                                       ======
     ========          ======          ======
Total return (non-annualized)......................................          %
       (17.24)%         14.75%          21.10%
                                                                       ======
     ========          ======          ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)................................    $
     $  7,191          $7,563          $  268
Ratio of expenses to average net assets:
 Before expense reimbursement......................................          %
         1.09%           1.05%           1.05%
 After expense reimbursement.......................................          %
         1.05%            N/A             N/A
Ratio of net investment income to average net assets:
 Before expense reimbursement......................................          %
         0.64%           0.57%           0.87%
 After expense reimbursement.......................................          %
         0.68%            N/A             N/A
Portfolio turnover.................................................          %
           55%             48%             42%

____________
/1/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 76

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------



     The Brinson Funds

Brinson U.S. Large Cap Equity Fund

(Commencement of Operations April 6, 1998)/3/

       Class Y Shares

-----------------------------------------------------------


                                                                     2001
     2000            1999            1998
                                                                 -----------
   --------        --------         -------
Net asset value, beginning of period..........                   $
   $  11.13         $  9.80         $ 10.00
                                                                 -----------
   --------         -------         -------
Income (loss) from investment operations:
 Net investment income........................
       0.09/2/         0.11/2/         0.02
 Net realized and unrealized gain (loss)......
      (2.68)           1.31           (0.20)
                                                                 -----------
   --------         -------         -------
  Total income from investment operations.....
      (2.59)           1.42           (0.18)
                                                                 -----------
   --------         -------         -------


Less distributions:
 Distributions from and in excess of net
  investment income...........................                           (  )
      (0.11)          (0.09)          (0.02)
 Distributions from and in excess of net
  realized gain...............................                           ---
      (0.95)            ---             ---
                                                                 -----------
   --------         -------         -------
  Total distributions.........................                           (  )
      (1.06)          (0.09)          (0.02)
                                                                 -----------
   --------         -------         -------
Net asset value, end of period................                   $
   $   7.48         $ 11.13         $  9.80
                                                                 ===========
   ========         =======         =======
Total return (non-annualized).................                              %
     (23.95)%         14.54%         (1.83)%
                                                                 ===========
   ========         =======         =======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)...........                   $
   $ 15,758         $22,668         $   154
Ratio of expenses to average net assets:
 Before expense reimbursement.................                              %
       1.27%           1.29%           1.59%/1/
 After expense reimbursement..................                              %
       0.80%           0.80%           0.80%/1/
Ratio of net investment income to average net

 assets:

 Before expense reimbursement.................                          (  )%
       0.70%           0.57%           0.52%/1/
 After expense reimbursement..................                              %
       1.17%           1.06%           1.31%/1/
Portfolio turnover............................                              %
        174%             88%             12%

   ____________
  /1/ Annualized.
  /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
  /3/ The U.S. Large Cap Equity Fund changed its name from the U.S. Large
      Capitalization Equity Fund on May 2, 2000.

--------------------------------------------------------------------------------

                              Prospectus Page 77

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


      The Brinson Funds

Brinson U.S. Large Cap Equity Fund

(Commencement of Operations April 6, 1998)/3/

        Class A Shares

-------------------------------------------------------

                                                                      2001
      2000             1999           1998
                                                                    --------
    --------          ------         -------
Net asset value, beginning of period.............................   $
    $  11.13          $ 9.78           10.00
                                                                    --------
    --------          ------         -------
Income (loss) from investment operations:
 Net investment income...........................................
        0.07/2/         0.09/2/         0.02
 Net realized and unrealized gain (loss).........................
       (2.68)           1.31           (0.23)
                                                                    --------
    --------          ------         -------
  Total income (loss) from investment operations.................
       (2.61)           1.40           (0.21)
                                                                    --------
    --------          ------         -------

Less distributions:
 Distributions from and in excess of net investment income.......        (  )
       (0.06)          (0.05)          (0.01)
 Distributions from and in excess of net realized gain...........        ---
       (0.95)            ---             ---
                                                                    --------
    --------          ------         -------
  Total distributions............................................        (  )
       (1.01)          (0.05)          (0.01)
                                                                    --------
    --------          ------         -------
Net asset value, end of period...................................   $
    $   7.51          $11.13         $  9.78
                                                                    ========
    ========          ======         =======
Total return (non-annualized)....................................           %
      (24.12)%         14.40%          (2.02)%
                                                                    ========
    ========          ======         =======

Tatios/Supplemental Data:
Net assets, end of period (in 000s)..............................   $
    $     35          $3,756         $16,033
Ratio of expenses to average net assets:
 Before expense reimbursement....................................           %
        1.52%           1.54%           1.84%/1/
 After expense reimbursement.....................................           %
        1.05%           1.05%           1.05%/1/
Ratio of net investment income to average net assets:
 Before expense reimbursement....................................       (  )%
        0.45%           0.32%           0.27%/1/
 After expense reimbursement.....................................           %
        0.92%           0.81%           1.06%/1/
Portfolio turnover...............................................           %
         174%             88%             12%

     ____________
     /1/  Annualized.
     /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
     /3/ The U.S. Large Cap Equity Fund changed its name from the U.S. Large Capitalization Equity Fund on May 2, 2000.

--------------------------------------------------------------------------------

                              Prospectus Page 78

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


  The Brinson Funds

Brinson U.S. Large Cap Growth Fund
                                                                  (Commencement
of Operations October 14, 1997)/3/,/5/,/6/

   Class Y Shares

----------------------------------------------------------

                                                                 2001     2000
      1999             1998      1997/4/
                                                                ------  --------
   ---------         --------   ---------

(June 30/th/)    (December 31/st/)
Net asset value, beginning of period.........................   $        $ 13.91
   $   11.84          $  9.92   $   10.00
                                                                ------   -------
   ---------          -------   ---------
Income (loss) from investment operations:
 Net investment income.......................................      (  )
0.03/2/      0.02             0.06        0.02
 Net realized and unrealized gain (loss).....................      (  )     2.29
        2.05             2.38       (0.08)
                                                                ------   -------
   ---------          -------   ---------
  Total income from investment operations....................      (  )     2.23
        2.07             2.44       (0.06)
                                                                ------   -------
   ---------          -------   ---------

Less distributions:
 Distributions from and in excess of net investment income...      ---       ---
         ---            (0.06)      (0.02)
 Distributions from and in excess of net realized gain.......      (  )
(0.95)         ---            (0.46)        ---
                                                                ------   -------
   ---------          -------   ---------
  Total distributions........................................      (  )
(0.95)         ---            (0.52)      (0.02)
                                                                ------   -------
   ---------          -------   ---------
Net asset value, end of period...............................   $        $ 15.28
   $   13.91          $ 11.84   $    9.92
                                                                ======   =======
   =========          =======   =========
Total return (non-annualized)................................      (  )%
17.52%       17.48%           24.90%      (0.55)%
                                                                ======   =======
   =========          =======   =========

Ratios/Supplemental Data:
Net assets, end of period (in 000s)..........................   $        $ 5,885
   $   2,947          $ 4,147   $   4,137
Ratio of expenses to average net assets:
 Before expense reimbursement................................         %
1.86%        2.38%/1/         2.76%       8.54%/1/
 After expense reimbursement.................................         %
0.80%        0.80%/1/         0.99%       1.00%/1/
Ratio of net investment income to average
 net assets:
 Before expense reimbursement................................     (  )%
(0.97)%      (1.26)%/1/       (1.40)%     (6.19)%/1/
 After expense reimbursement.................................     (  )%
0.09%        0.32%/1/         0.37%       1.35%/1/
Portfolio turnover...........................................         %
86%          51%             N/A         N/A

     ____________
     /1/  Annualized.
     /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
     /3/ The U.S. Large Cap Growth Fund changed its name from the U.S. Large Capitalization Growth Fund on May 2, 2000.
     /4/  For period from commencement of operations to December 31, 1997.
     /5/ Prior to the Reorganization, the Fund operated as a separate portfolio of UBS Private Investor Funds, Inc. and invested all of its investable assets in an affiliated investment company with an identical investment objective. The U.S. Large Cap Growth Fund invested solely in the UBS Investor Portfolios Trust - UBS Large Cap Growth Portfolio. The fund in which the U.S. Large Cap Growth Fund invested is referred to herein as the "Master Fund." The ratios set forth in this Financial Highlights table for the Fund include the Fund's share of its Master Fund's expenses. The annualization of these ratios is also affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement to which the Fund was subject prior to the Reorganization were not ratified until December 29, 1997. Prior to that date investment advisory services were being provided without compensation. Prior to the Reorganization, the Fund had a fiscal year end of December 31.
     /6/  Reflects 10 for 1 share split effective December 9, 1998.

--------------------------------------------------------------------------------

                              Prospectus Page 79

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                         The
Brinson Funds
                                                                  Brinson U.S.
Large Cap Growth Fund
                                                           (Commencement of
Operations December 31,1998)/3/
                                                                           Class
A Shares

------------------------------------------------

                                                                2001
2000            1999
                                                               ------
-------         ---------
Net asset value, beginning of period.......................    $              $
13.88         $   11.84
                                                               ------
-------         ---------
Income (loss) from investment operations:
 Net investment income (loss)..............................
0.02/2/          (0.01)
 Net realized and unrealized gain..........................
2.29              2.05
                                                               ------
-------         ---------
  Total income from investment operations..

2.27              2.04
                                                               ------
-------         ---------

Less distributions:
 Distributions from and in excess of net investment income.       ---
 ---               ---
 Distributions from and in excess of net realized gain.....       (  )
(0.95)              ---
                                                               ------
-------         ---------
  Total distributions......................................       (  )
(0.95)              ---
                                                               ------
-------         ---------
Net asset value, end of period.............................    $              $
15.20         $   13.88
                                                               ======
=======         =========
Total return (non-annualized)..............................          %
17.18%            17.23%
                                                               ======
=======         =========
Ratios/Supplemental Data:
Net assets, end of period (in 000s)........................    $              $
   1         $       1
Ratio of expenses to average net assets:
 Before expense reimbursement..............................          %
2.11%             2.63%/1/
 After expense reimbursement...............................          %
1.05%             1.05%/1/
Ratio of net investment income to average
 net assets:
 Before expense reimbursement..............................      (  )%
(1.22)%           (1.51)%/1/
 After expense reimbursement...............................      (  )%
(0.16)%             0.07%/1/
Portfolio turnover.........................................          %
  86%               51%

     ____________
     /1/  Annualized.
     /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
     /3/ The U.S. Large Cap Growth Fund changed its name from the U.S. Large Capitalization Growth Fund on May 2, 2000.

--------------------------------------------------------------------------------

                              Prospectus Page 80

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


The Brinson Funds
                                                                      Brinson
U.S. Small Cap Growth Fund
                                                             (Commencement of
Operations September 30, 1997)/3/,/5/,/6/

Class Y Shares

-------------------------------------------------------------


                                                             2001     2000
 1999              1998      1997/4/
                                                            ------  --------
---------         --------   ---------

(June 30/th/)   (December 31/st/)
Net asset value, beginning of period.....................   $       $   9.18
$    8.80          $  9.44   $   10.00
                                                            -----   --------
---------          -------   ---------
Income (loss) from investment operations:
 Net investment (loss) income............................     (  )     (0.03)/2/
   (0.02)           (0.02)        ---
 Net realized and unrealized gain (loss).................     (  )      7.12
    0.40            (0.57)      (0.56)
                                                            -----   --------
---------          -------   ---------
  Total income from investment operations................     (  )      7.09
    0.38            (0.59)      (0.56)
                                                            -----   --------
---------          -------   ---------

Less distributions:
 Distributions from and in excess of net
  investment income......................................     (  )       ---
     ---            (0.05)        ---
 Distributions from and in excess of net
  realized gain..........................................     ---        ---
     ---              ---         ---
                                                            -----   --------
---------          -------   ---------
  Total distributions....................................     (  )       ---
     ---            (0.05)        ---
                                                            -----   --------
---------          -------   ---------
Net asset value, end of period...........................   $       $  16.27
$    9.18          $  8.80   $    9.44
                                                            =====   ========
=========          =======   =========
Total return (non-annualized)............................     (  )%    77.23%
    4.32%           (6.70)%     (5.62)%
                                                            =====   ========
=========          =======   =========
Ratios/Supplemental Data:
Net assets, end of period (in 000s)......................   $       $ 50,975
$  35,211          $22,607   $  11,954
Ratio of expenses to average net assets:
 Before expense reimbursement............................        %      1.31%
    1.32%/1/         1.69%       3.63%/1/
 After expense reimbursement.............................        %      1.15%
    1.15%/1/         1.20%       1.20%/1/
Ratio of net investment income to average net assets:
 Before expense reimbursement............................    (  )%    (0.76)%
  (0.62)%/1/        (0.76)%     (2.53)%/1/
 After expense reimbursement.............................    (  )%    (0.60)%
  (0.45)%/1/        (0.27)%     (0.10)%/1/
Portfolio turnover.......................................        %       104%
      71%             N/A         N/A

   ____________
  /1/ Annualized.
  /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
  /3/ The U.S. Large Cap Equity, U.S. Large Cap Growth Fund and U.S. Small Cap
      Fund changed their names the U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund and U.S. Small Capitalization Growth Fund, respectively, on May 2, 2000.
  /4/ For period from commencement of operations to December 31, 1997.
  /5/ Prior to the Reorganization, the Fund operated as a separate portfolio of UBS Private Investor Funds, Inc. and invested all of its investable assets in an affiliated investment company with an identical investment objective. The U.S. Small Cap Growth Fund invested solely in the UBS Investor Portfolios Trust - UBS Small Cap Portfolio. The fund in which the U.S. Small Cap Growth Fund invested is referred to herein as the "Master Fund." The ratios set forth in this Financial Highlights table for the Fund include the Fund's share of its Master Fund's expenses. The annualization of these ratios is also affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement to which the Fund was subject prior to the Reorganization were not ratified until December 29, 1997. Prior to that date, investment advisory services were being provided without compensation. Prior to the Reorganizations, the Fund had a fiscal year end of December 31.
  /6/ Reflects 10 for 1 share split effective December 9, 1998.

--------------------------------------------------------------------------------

                              Prospectus Page 81

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                           The
Brinson Funds
                                                                  Brinson U.S.
Small Cap Growth Fund
                                                            (Commencement of
Operations December 31, 1998)/3/

Class A Shares

-----------------------------------------------

                                                                2001
2000              1999
                                                               ------
--------         ---------
Net asset value, beginning of period........................    $             $
 9.16         $    8.80
                                                                -----
--------         ---------
Income (loss) from investment operations:
 Net investment loss........................................      (  )
(0.08)/2/         (0.04)
 Net realized and unrealized gain...........................      (  )
 7.12              0.40
                                                                -----
--------         ---------
  Total income from investment operations...................      (  )
 7.04              0.36
                                                                -----
--------         ---------

Less distributions:
Distributions from and in excess of net
  investment income.........................................      (  )
  ---               ---
Distributions from and in excess of net
  realized gain.............................................      ---
  ---               ---
                                                                -----
--------         ---------
  Total distributions.......................................      (  )
  ---               ---
                                                                -----
--------         ---------
Net asset value, end of period..............................    $             $
16.20         $    9.16
                                                                =====
========         =========
Total return (non-annualized)...............................      (  )%
76.86%             4.09%
                                                                =====
========         =========
Ratios/Supplemental Data:
Net assets, end of period (in 000s).........................    $             $
    2         $       1
Ratio of expenses to average net assets:
 Before expense reimbursement...............................         %
 1.56%             1.57%/1/
 After expense reimbursement................................         %
 1.40%             1.40%/1/
Ratio of net investment income to average net assets:
 Before expense reimbursement...............................     (  )%
(1.01)%           (0.87)%/1/
 After expense reimbursement................................     (  )%
(0.85)%            0.70%/1/
Portfolio turnover..........................................         %
  104%               71%

____________
   /1/  Annualized.
   /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
   /3/ The U.S. Small Cap Growth Fund changed its name from the U.S. Small Capitalization Growth Fund on May 2, 2000.

--------------------------------------------------------------------------------

                              Prospectus Page 82

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


The Brinson Funds

Brinson Global Balanced Fund

(formerly Brinson Global Fund)
                                                                  (Commencement
of Operations August 31, 1992)/1/

Class Y Shares

-------------------------------------------------


                                                                  2001     2000
     1999       1998       1997
                                                                 -----
--------   --------   --------   --------
Net asset value, beginning of period.........................    $       $
12.02   $  12.77   $  13.13   $  12.22
                                                                 -----
--------   --------   --------   --------
Income (loss) from investment operations:
 Net investment income.......................................
0.23/2/    0.30       0.37       0.38
 Net realized and unrealized gain (loss).....................
(0.30)      0.25       0.62       1.79
                                                                 -----
--------   --------   --------   --------
  Total income from investment operations....................
(0.07)      0.55       0.99       2.17
                                                                 -----
--------   --------   --------   --------

Less distributions:
 Distributions from and in excess of net
  investment income..........................................      ---
(0.18)     (0.46)     (0.65)     (0.61)
 Distributions from and in excess of net
  realized gain..............................................      (  )
(0.52)     (0.84)     (0.70)     (0.65)
                                                                 -----
--------   --------   --------   --------
  Total distributions........................................      (  )
(0.70)     (1.30)     (1.35)     (1.26)
                                                                 -----
--------   --------   --------   --------
Net asset value, end of period...............................    $       $
11.25   $  12.02   $  12.77   $  13.13
                                                                 =====
========   ========   ========   ========
Total return (non-annualized)................................         %
(0.48)%     4.76%      8.28%     18.79%
                                                                 =====
========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (in 000s)..........................    $
$284,229   $469,080   $667,745   $586,667
Ratio of expenses to average net assets:
 Before expense reimbursement................................         %
0.99%      0.96%      0.94%      0.99%
 After expense reimbursement.................................      N/A
N/A        N/A        N/A        N/A
Ratio of net investment income to average net assets:
 Before expense reimbursement................................         %
1.99%      2.23%      2.70%      3.03%
 After expense reimbursement.................................      N/A
N/A        N/A        N/A        N/A
Portfolio turnover...........................................         %
98%       105%        88%       150%

____________
/1/ Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund - Class I on June 30, 1997.
/2/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 83

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


The Brinson Funds
                                                                         Brinson
Global Balanced Fund

formerly Brinson Global Fund)
                                                                  (Commencement
of Operations June 30, 1997)

Class A Shares

-------------------------------------------------------------

                                                             2001           2000
            1999            1998
                                                            ------
--------         --------        --------
Net asset value, beginning of period.............           $              $
11.99           $12.75          $13.13
                                                            ------
-------           ------          ------
Income (loss) from investment operations:

 Net investment income...........................
0.19/1/          0.27            0.63
 Net realized and unrealized gain (loss).........
(0.30)            0.25            0.32
                                                            ------
-------           ------          ------
  Total income (loss) from investment operations.
(0.11)            0.52            0.95
                                                            ------
-------           ------          ------

Less distributions:

 Distributions from and in excess of net

  investment income..............................              ---
(0.16)           (0.44)          (0.63)


 Distributions from and in excess of net

  realized gain..................................              (  )
(0.52)           (0.84)          (0.70)
                                                            ------
-------           ------          ------
  Total distributions............................              (  )
(0.68)           (1.28)          (1.33)
                                                            ------
-------           ------          ------
Net asset value, end of period...................           $              $
11.20           $11.99          $12.75
                                                            ======
=======           ======          ======
Total return (non-annualized)....................                 %
(0.80)%           4.47%           7.90%
                                                            ======
=======           ======          ======
Ratios/Supplemental Data:

Net assets, end of period (in 000s)..............           $              $
202           $1,576          $1,163
Ratio of expenses to average net assets:

 Before expense reimbursement....................                 %
1.24%            1.21%           1.19%
 After expense reimbursement.....................              N/A
N/A              N/A             N/A
Ratio of net investment income to average net

 assets:

 Before expense reimbursement....................                 %
1.74%            1.98%           2.45%
 After expense reimbursement.....................              N/A
N/A              N/A             N/A
Portfolio turnover...............................                 %
98%             105%             88%

____________
/1/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 84

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                     The Brinson
Funds
                                                                Brinson Global
Equity Fund
                                                      (Commencement of
Operations January 28, 1994)/1/
                                                                      Class Y
Shares

-------------------------------------------------

                                                      2001       2000       1999
      1998       1997
                                                     -----    -------    -------
   -------    -------
Net asset value, beginning of period...............  $        $ 13.42    $ 12.54
   $ 12.76    $ 11.57
                                                     -----    -------    -------
   -------    -------
Income (loss) from investment operations:
 Net investment income.............................       /2/    0.07/2/
0.14/2/    0.22       0.16
 Net realized and unrealized gain (loss)...........              0.27       1.09
      0.78       2.14
                                                     -----    -------    -------
   -------    -------
  Total income from investment operations..........              0.34       1.23
      1.00       2.30
                                                     -----    -------    -------
   -------    -------


Less distributions:
 Distributions from and in excess of net
  investment income................................    ---      (0.08)
(0.17)     (0.17)     (0.12)
 Distributions from and in excess of net realized
  gain.............................................    (  )     (1.21)
(0.18)     (1.05)     (0.99)
                                                     -----    -------    -------
   -------    -------
  Total distributions..............................    (  )     (1.29)
(0.35)     (1.22)     (1.11)
                                                     -----    -------    -------
   -------    -------
Net asset value, end of period.....................  $        $ 12.47    $ 13.42
   $ 12.54    $ 12.76
                                                     =====    =======    =======
   =======    =======
Total return (non-annualized)......................       %      2.69%
10.14%      8.99%     21.26%
                                                     =====    =======    =======
   =======    =======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)................  $        $40,538    $42,106
   $22,724    $48,054
Ratio of expenses to average net assets:
 Before expense reimbursement......................       %      1.08%
1.05%      1.02%      1.25%
 After expense reimbursement.......................       %      1.00%
1.00%      1.00%      1.00%
Ratio of net investment income to average net
 assets:
 Before expense reimbursement......................       %      0.48%
1.05%      1.29%      1.35%
 After expense reimbursement.......................       %      0.56%
1.10%      1.31%      1.60%
Portfolio turnover.................................       %       111%
86%        46%        32%

____________
/1/ Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund - Class I on June 30, 1997.
/2/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 85

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


       The Brinson Funds

   Brinson Global Equity Fund

(Commencement of Operations June 30, 1997)

         Class A Shares

------------------------------------------------------

                                                                        2001
       2000            1999            1998
                                                                       ------
      ------          ------          ------
Net asset value, beginning of period.............................      $
      $13.40          $12.53          $12.76
                                                                       ------
      ------          ------          ------
Income (loss) from investment operations:
 Net investment income...........................................
        0.04/1/         0.10/1/         0.13
 Net realized and unrealized gain................................
        0.27            1.09            0.82
                                                                       ------
      ------          ------          ------
  Total income from investment operations........................
        0.31            1.19            0.95
                                                                       ------
      ------          ------          ------

Less distributions:
 Distributions from and in excess of net investment income.......         ---
       (0.06)          (0.14)          (0.13)
 Distributions from and in excess of net realized gain...........         (  )
       (1.21)          (0.18)          (1.05)
                                                                       ------
      ------          ------          ------
  Total distributions............................................         (  )
       (1.27)          (0.32)          (1.18)
                                                                       ------
      ------          ------          ------
Net asset value, end of period...................................      $
      $12.44          $13.40          $12.53
                                                                       ======
      ======          ======          ======
Total return (non-annualized)....................................            %
        2.49%           9.80%           8.60%
                                                                       ======
      ======          ======          ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)..............................      $
      $  224          $  220          $    1
Ratio of expenses to average net assets:
 Before expense reimbursement....................................            %
        1.33%           1.30%           1.27%
 After expense reimbursement.....................................            %
        1.25%           1.25%           1.25%
Ratio of net investment income to average net assets:
 Before expense reimbursement....................................            %
        0.23%           0.80%           1.04%
 After expense reimbursement.....................................            %
        0.31%           0.85%           1.06%
Portfolio turnover...............................................            %
         111%             86%             46%

____________
/1/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 86

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------



         The Brinson Funds

  Brinson Global Technology Fund

(Commencement of Operations May 26, 2000)

          Class Y Shares

-----------------------------------------


        2001             2000

       ------      -----------
Net asset value, beginning of period......................................
       $           $     10.00

       ------      -----------
Income (loss) from investment operations:
 Net investment income....................................................
          (  )             ---
 Net realized and unrealized gain (loss)..................................
          (  )            1.30

       ------      -----------
  Total income from investment operations.................................
          (  )            1.30

       ------      -----------
Less distributions:
 Distributions from and in excess of net investment income................
          ---              ---
 Distributions from and in excess of net realized gain....................
          (  )             ---

       ------      -----------
  Total distributions.....................................................
          (  )            (---)

       ------      -----------
Net asset value, end of period............................................
       $           $     11.30

       ======      ===========
Total return (non-annualized).............................................
          (  )%          13.00%

       ======      ===========
Ratios/Supplemental Data:
Net assets, end of period (in 000s).......................................
       $           $       224
Ratio of expenses to average net assets:
 Before expense reimbursement.............................................
             %           13.28%/1/
 After expense reimbursement..............................................
             %            1.55%/1/
Ratio of net investment income to average net assets:
 Before expense reimbursement.............................................
         (  )%          (12.26)%/1/
 After expense reimbursement..............................................
         (  )%           (0.53)%/1/
Portfolio turnover........................................................
             %              14%

     ____________

--------------------------------------------------------------------------------

                              Prospectus Page 87

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------



         The Brinson Funds

  Brinson Global Technology Fund

(Commencement of Operations May 26, 2000)

          Class A Shares

-----------------------------------------


         2001          2000

       -------      -----------
Net asset value, beginning of period....................................
       $            $     10.00

       -------      -----------
Income from investment operations:
 Net investment income..................................................
           (  )             ---
 Net realized and unrealized gain.......................................
           (  )            1.30

       -------      -----------
  Total income from investment operations...............................
           (  )            1.30

       -------      -----------
Less distributions:
 Distributions from and in excess of net investment income..............
           ---              ---
 Distributions from and in excess of net realized gain..................
           (  )             ---

       -------      -----------
  Total distributions...................................................
           (  )            (---)

       -------      -----------
Net asset value, end of period..........................................
       $            $     11.30

       =======      ===========
Total return (non-annualized)...........................................
          (  )%           13.00%

       ======      ============
Ratios/Supplemental Data:
Net assets, end of period (in 000s).....................................
       $           $          1
Ratio of expenses to average net assets:
 Before expense reimbursement...........................................
              %           13.53%/1/
 After expense reimbursement............................................
              %            1.80%/1/
Ratio of net investment income to average net assets:
 Before expense reimbursement...........................................
          (  )%          (12.51)%/1/
 After expense reimbursement............................................
          (  )%           (0.78)%/1/
Portfolio turnover......................................................
              %              14%

     ____________
     /1/  Annualized.

--------------------------------------------------------------------------------

                              Prospectus Page 88

--------------------------------------------------------------------------------
                               The Brinson Funds


                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


    The Brinson Funds

Brinson Global Biotech Fund

(Commencement of Operations June 2, 2000)

      Class Y Shares

-----------------------------------------


  2001             2000

 -------         ---------
Net asset value, beginning of period...........................
   $             $   10.00

 -------         ---------
Income (loss) from investment operations:

 Net investment income.........................................
     (  )/2/           ---/2/
 Net realized and unrealized gain (loss).......................
     (  )             2.08

 -------         ---------
  Total income from investment operations......................
     (  )             2.08

 -------         ---------
Less distributions:

 Distributions from and in excess of net investment income.....
     ---               ---
 Distributions from and in excess of net realized gain.........
     (  )              ---

 -------         ---------
  Total distributions..........................................
     (  )             (---)

 -------         ---------
Net asset value, end of period.................................
   $             $   12.08

 =======         =========
Total return (non-annualized)..................................
    (  )%            20.80%

 =======         =========
Ratios/Supplemental Data:

Net assets, end of period (in 000s)............................
   $             $     691
Ratio of expenses to average net assets:

 Before expense reimbursement..................................
        %            10.10%/1/
 After expense reimbursement...................................
        %             1.30%/1/
Ratio of net investment income to average net assets:

 Before expense reimbursement..................................
    (  )%            (9.29)%/1/
 After expense reimbursement...................................
    (  )%            (0.49)%/1/
Portfolio turnover.............................................
        %               19%

     ____________
     /1/  Annualized.
     /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------

                              Prospectus Page 89

--------------------------------------------------------------------------------
                               The Brinson Funds

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------



   The Brinson Funds

Brinson Global Biotech Fund

(Commencement of Operations June 2, 2000)

    Class A Shares


 2001            2000

------         ---------
Net asset value, beginning of period...........................
 $             $   10.00

 -----         ---------
Income (loss) from investment operations:

 Net investment income (loss)..................................
   (  )            (0.01)/2/
 Net realized and unrealized gain..............................
   (  )             2.08

 -----         ---------
  Total income from investment operations......................
   (  )             2.07

 -----         ---------
Less distributions:

 Distributions from and in excess of net investment income.....
   ---               ---
 Distributions from and in excess of net realized gain.........
   (  )              ---

 -----         ---------
  Total distributions..........................................
   (  )             (---)

 -----         ---------
Net asset value, end of period.................................
 $             $   12.07

 =====         =========
Total return (non-annualized)..................................
  (  )%            20.70%

 =====         =========
Ratios/Supplemental Data:

Net assets, end of period (in 000s)............................
 $             $       1
Ratio of expenses to average net assets:

 Before expense reimbursement..................................
      %            10.35%/1/
 After expense reimbursement...................................
      %             1.55%/1/
Ratio of net investment income to average net assets:

 Before expense reimbursement..................................
  (  )%            (9.54)%/1/
 After expense reimbursement...................................
  (  )%            (0.74)%/1/
Portfolio turnover.............................................
      %               19%

     ____________
     /1/  Annualized.
     /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.

--------------------------------------------------------------------------------
                              Prospectus Page 90

--------------------------------------------------------------------------------
                               The Brinson Funds

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------



The Brinson Funds

Brinson Global Bond Fund

(Commencement of Operations July 30, 1993)/1/

Class Y Shares

--------------------------------------------------


                                                                  2001      2000
      1999       1998       1997
                                                                 ------
-------    -------    -------    -------
Net asset value, beginning of period........................      $        $
9.18    $  9.41    $  9.64    $ 10.04
                                                                  -----
-------    -------    -------    -------
Income (loss) from investment operations:
 Net investment income......................................
0.40/2/    0.39/2/    0.43/2/    0.67
 Net realized and unrealized gain (loss)....................        (  )
(0.43)     (0.07)     (0.18)      0.08
                                                                  -----
-------    -------    -------    -------
  Total income from investment operations...................
(0.03)      0.32       0.25       0.75
                                                                  -----
-------    -------    -------    -------

Less distributions:
 Distributions from and in excess of net
  investment income.........................................        (  )
(0.13)     (0.47)     (0.31)     (0.96)
 Distributions from and in excess of net realized gain......        ---
(0.01)     (0.08)     (0.17)     (0.19)
                                                                  -----
-------    -------    -------    -------
  Total distributions.......................................        (  )
(0.14)     (0.55)     (0.48)     (1.15)
                                                                  -----
-------    -------    -------    -------
Net asset value, end of period..............................      $        $
9.01    $  9.18    $  9.41    $  9.64
                                                                  =====
=======    =======    =======    =======
Total return (non-annualized)...............................           %
(0.34)%     3.13%      2.69%      7.71%
                                                                  =====
=======    =======    =======    =======
Ratios/Supplemental Data:
Net assets, end of period (in 000s).........................      $
$43,467    $92,832    $91,274    $54,157
Ratio of expenses to average net assets:
 Before expense reimbursement...............................           %
1.05%      0.90%      0.96%      1.32%
 After expense reimbursement................................           %
0.94%/3/    N/A       0.90%      0.90%
Ratio of net investment income to average net assets:
 Before expense reimbursement...............................           %
4.34%      4.05%      4.47%      4.90%
 After expense reimbursement................................           %
4.45%       N/A       4.53%      5.32%
Portfolio turnover..........................................           %
87%       138%       151%       235%

____________
/1/ Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund - Class I on June 30, 1997.
/2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
/3/  The ratio of net operating expenses to average net assets was 0.90%.

--------------------------------------------------------------------------------
                              Prospectus Page 91

--------------------------------------------------------------------------------
                               The Brinson Funds

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


          The Brinson Funds

      Brinson Global Bond Fund

(Commencement of Operations July 30, 1997)

           Class A Shares

                                                                        2001
       2000             1999            1998
                                                                       ------
      -------          ------          ------
Net asset value, beginning of period...............................     $
      $  9.16          $ 9.40          $ 9.64
                                                                        -----
      -------          ------          ------
Income (loss) from investment operations:
 Net investment income.............................................
         0.37/1/         0.37/1/         0.42/1/
 Net realized and unrealized gain (loss)...........................       (  )
        (0.43)          (0.07)          (0.20)
                                                                        -----
      -------          ------          ------
  Total income (loss) from investment operations...................
        (0.06)           0.30            0.22
                                                                        -----
      -------          ------          ------

Less distributions:
 Distributions from and in excess of net investment income.........       (  )
          ---           (0.46)          (0.29)
 Distributions from and in excess of net realized gain.............       ---
        (0.01)          (0.08)          (0.17)
                                                                        -----
      -------          ------          ------
  Total distributions..............................................       (  )
        (0.01)          (0.54)          (0.46)
                                                                        -----
      -------          ------          ------
Net asset value, end of period.....................................     $
      $  9.09          $ 9.16          $ 9.40
                                                                        =====
      =======          ======          ======
Total return (non-annualized)......................................          %
        (0.66)%          2.89%           2.37%
                                                                        =====
      =======          ======          ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)................................     $
      $     1          $1,085          $    9
Ratio of expenses to average net assets:
 Before expense reimbursement......................................          %
         1.30%           1.15%           1.21%
 After expense reimbursement.......................................          %
         1.19%/2/         N/A            1.15%
Ratio of net investment income to average net assets:
 Before expense reimbursement......................................          %
         4.09%           3.80%           4.22%
 After expense reimbursement.......................................          %
         4.20%            N/A            4.28%
Portfolio turnover.................................................          %
           87%            138%            151%

________________
/1/ The net investment income per share data was determined by using average shares outstanding throughout the period.
/2/  The ratio of net operating expenses to average net assets was 1.15%.

--------------------------------------------------------------------------------

                              Prospectus Page 92

--------------------------------------------------------------------------------
                               The Brinson Funds



                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                     The Brinson
Funds
                                                             Brinson
International Equity Fund
                                                      (Commencement of
Operations August 31, 1993)/1/
                                                                      Class Y
Shares
--------------------------------------------------------------------------------
-----------------------
                                                      2001    2000         1999
     1998       1997
                                                      ----    ----         ----
     ----       ----
Net asset value, beginning of period...............  $      $  12.34     $
12.15   $  12.59   $  11.17
                                                     -----  --------
--------   --------   --------
Income (loss) from investment operations:

  Net investment income............................             0.11/2/
0.16       0.18       0.18
  Net realized and unrealized gain (loss)..........    (  )     1.33
0.27       0.30       1.97
                                                     -----  --------
--------   --------   --------
     Total income from investment operations.......    (  )     1.44
0.43       0.48       2.15
                                                     -----  --------
--------   --------   --------




Less distributions:

  Distributions from and in excess of net

  investment income................................    ---     (0.07)
(0.12)     (0.18)     (0.17)


  Distributions from and in excess of net realized

  gain.............................................    (  )    (0.14)
(0.12)     (0.74)     (0.56)
                                                     -----  --------
--------   --------   --------


     Total distributions...........................    (  )    (0.21)
(0.24)     (0.92)     (0.73)
                                                     -----  --------
--------   --------   --------
Net asset value, end of period.....................  $      $  13.57     $
12.34   $  12.15   $  12.59
                                                     =====  ========
========   ========   ========
Total return (non-annualized)......................   (  )%    11.76%
3.65%      4.78%     20.27%
                                                     =====  ========
========   ========   ========
Ratios/Supplemental Data:

Net assets, end of period (in 000s)................  $      $411,985
$490,322   $439,329   $420,855
Ratio of expenses to average net assets:

  Before expense reimbursement.....................       %     1.00%/2/
0.99%      1.00%      1.00%
  After expense reimbursement......................       %      N/A
N/A        N/A        N/A
Ratio of net investment income to average net

assets:

  Before expense reimbursement.....................       %     0.89%
1.35%      1.52%      1.83%
  After expense reimbursement......................       %      N/A
N/A        N/A        N/A
Portfolio turnover.................................       %       59%
74%        49%        25%

________________
/1/ Formerly known as the Brinson Fund Class shares; redesignated as the Brinson Fund - Class I on June 30, 1997.
/2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
/3/  The ratio of net operating expenses to average net assets was 0.99%.

--------------------------------------------------------------------------------

                              Prospectus Page 93

--------------------------------------------------------------------------------
                               The Brinson Funds



                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------


                                                                            The
Brinson Funds
                                                                      Brinson
International Equity Fund
                                                                 (Commencement
of Operations June 30, 1997)

Class A Shares
                                                             2001          2000
           1999            1998
                                                             ----          ----
           ----            ----
Net asset value, beginning of period...............         $             $
12.30          $12.14          $12.59
                                                            -----
-------          ------          ------
Income (loss) from investment operations:
  Net investment income............................
0.08/1/         0.12            0.16
  Net realized and unrealized gain (loss)..........           (  )
1.33            0.27            0.29
                                                            -----
-------          ------          ------
     Total income from investment operations.......
                                                            -----
-------            0.39            0.45
                                                              (  )
1.41          ------          ------
                                                            -----
-------
Less distributions:
  Distributions from and in excess of net
  investment income................................
           (0.11)          (0.16)

  Distributions from and in excess of net realized
  gain.............................................
           (0.12)          (0.74)
                                                              (  )
(0.14)         ------          ------
                                                            -----
-------
     Total distributions...........................           (  )
(0.14)          (0.23)          (0.90)
                                                            -----
-------          ------          ------
Net asset value, end of period.....................         $             $
13.57          $12.30          $12.14
                                                            =====
=======          ======          ======
Total return (non-annualized)......................          (  )%
11.51%           3.30%           4.51%
                                                            =====
=======          ======          ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)................         $             $
1          $   15          $   11
Ratio of expenses to average net assets:
  Before expense reimbursement.....................              %
1.25%/2/        1.24%           1.25%
  After expense reimbursement......................              %
N/A             N/A             N/A
Ratio of net investment income to average net
assets:
  Before expense reimbursement.....................              %
0.64%           1.10%           1.27%
  After expense reimbursement......................              %
N/A             N/A             N/A
Portfolio turnover.................................              %
59%             74%             49%

________________
/1/ The net investment income per share data was determined by using average shares outstanding throughout the period.
/2/  The ratio of net operating expenses to average net assets was 1.24%.

--------------------------------------------------------------------------------

                              Prospectus Page 94

If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.


Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' annual and semi-annual reports and the SAI by contacting the Funds directly at 1-800-647-1568.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You may get copies of reports and other information about the Funds:

 .    For a fee, by electronic request at publicinfo@sec.gov or by writing the
     SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 .    Free from the EDGAR Database on the SEC's Internet website at:
     http://www.sec.gov



The Brinson Funds
Investment Company Act File No. 811-6637

--------------------------------------------------------------------------------

The Brinson Funds

     Emerging Markets Debt Fund
     Emerging Markets Equity Fund
                              __________________

                                  PROSPECTUS
                                October 1, 2001
                              __________________

This prospectus offers Class A, Class B, Class C and Class Y shares in the two Funds listed above. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your Fund shares. Class Y shares are available only to certain types of investors.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


--------------------------------------------------------------------------------
             Not FDIC Insured. May lose value. No bank guarantee.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               The Brinson Funds

                                   Contents

                                   THE FUNDS

--------------------------------------------------------------------------------

     What every investor should know         Emerging Markets Debt Fund
     about the Funds                    3        Investment Objective,
                                                 Strategies and Risks
                                        5        Performance
                                        6        Expenses and Fee Tables

                                             Emerging Markets Equity Fund
                                        7        Investment Objective,
                                                 Strategies and Risks
                                        9        Performance
                                       10        Expenses and Fee Tables

                                       11    Securities Selection Process

                                YOUR INVESTMENT
--------------------------------------------------------------------------------

     Information for managing your     14    Managing Your Fund Account
     Fund account                            -- Flexible Pricing
                                             -- Buying Shares
                                             -- Selling Shares
                                             -- Exchanging Shares
                                             -- Pricing and Valuation


                            ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     Additional important information  20    Management
     about the Funds                   21    Dividends and Taxes

--------------------------------------------------------------------------------

     Where to learn more about the           Back Cover
     Funds

                      -------------------------------------
                        The Funds are not a complete or
                          balanced investment program.
                      -------------------------------------

--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                      Brinson Emerging Markets Debt Fund


                          Emerging Markets Debt Fund

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.


Principal Investment Strategies

The Fund is a non-diversified fund which normally invests at least 65% of its total assets in debt securities issued by governments, government-related entities (including participation in loans between governments and financial institutions), corporations and entities organized to restructure outstanding debt of issuers in emerging markets. The Fund intends to invest primarily in a portfolio of debt securities located in at least three emerging markets countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

A substantial amount of the assets of the Fund may be invested in higher-yielding, lower-rated bonds. Lower-rated bonds are bonds rated in the lower rating categories of Moody's Investors Services, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"), including securities rated Ba or lower by Moody's and BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds."

The Fund also invests in debt securities on which the return is derived primarily from other emerging market instruments, such as interest rate swap contracts and currency swap contracts. The Fund may also invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Interest Rate Risk -- The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of fixed income securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

 . Foreign Investing and Emerging Markets Risks -- The risk that prices of the
  Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

 . Credit Risk -- The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with

--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                      Brinson Emerging Markets Debt Fund

  the terms of the obligations. High yield bonds are more likely to be subject to an issuer's default than investment grade (higher rated) bonds.

 . Market Risk -- The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Geographic Concentration Risk -- The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

 . Derivatives Risk - The risk that the Fund's investments in derivatives may rise or fall more rapidly than other investments.

 . Non-Diversification Risk -- The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                      Brinson Emerging Markets Debt Fund


                                  PERFORMANCE

--------------------------------------------------------------------------------

There is no performance information quoted for Class A, B, C or Y shares of the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                      Brinson Emerging Markets Debt Fund


                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (fees paid directly from your investment)


                                                                   Class A
Class B      Class C     Class Y
                                                                 -----------
-----------  -----------  ----------
Maximum Sales Charge (Load) Imposed on Purchases                    4.50%
None         1.00%        None
   (as a % of offering price)..................................
Maximum Contingent Deferred Sales Charge (Load) (CDSC)              None
5.00%        0.75%        None
   (as a % of offering price)..................................
Exchange Fee...................................................     None
None         None         None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                                                  Class A
Class B      Class C      Class Y
                                                                 -----------
-----------  -----------  -----------
Management Fees................................................     0.65%
0.65%        0.65%        0.65%
Distribution and/or Service (12b-1) Fees.......................     0.25%
1.00%        0.75%        None
Other Expenses*................................................     0.50%
0.50%        0.50%        0.50%
                                                                    ----
----         ----         ----
Total Annual Fund Operating Expenses...........................     1.40%
2.15%        1.90%        1.15%
                                                                    ====
====         ====         ====
Management Fee Waiver/Expense Reimbursements...................     0.00%
0.00%        0.00%        0.00%
                                                                    ----
----         ----         ----
Net Expenses**.................................................     1.40%
2.15%        1.90%        1.15%
                                                                    ====
====         ====         ====

_________________
*   Includes an administrative fee of 0.075% paid by the Fund to Brinson
    Advisors.

** The fees and expenses are based on estimates. The Advisor has agreed, from September 1, 2001 through September 1, 2002, to waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.15% for each of the Class A, Class B, Class C and Class Y shares, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                           1
year     3 years     5 years      10 years

------     -------     -------      --------
Class A...........................................................         $ 586
      $ 873         *            *
Class B (assuming sale of all shares at end of period)............           732
        999         *            *
Class B (assuming no sale of shares)..............................           218
        673         *            *
Class C (assuming sale of all shares at end of period)............           366
        691         *            *
Class C (assuming no sale of shares)..............................           291
        691         *            *
Class Y...........................................................           117
        365         *            *

* The Fund has not projected expenses beyond the three year period shown because the Class A, Class B, Class C and Class Y shares of the Fund were not operational as of the date of this prospectus.

--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                     Brinson Emerging Markets Equity Fund



                         Emerging Markets Equity Fund

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Fund Objective

The Fund seeks to maximize total return, consisting of capital appreciation.


Principal Investment Strategies

The Fund is a non-diversified fund that normally invests at least 65% of its total assets in the equity securities of issuers in emerging markets, or securities on which the return is derived from the equity securities of issuers in emerging markets, such as equity swap contracts and equity swap index contracts. The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging markets countries, which may be located in Asia, Europe, Latin America, Africa, or the Middle East. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. For further information regarding what is considered an "emerging markets" country, see "Emerging Markets Debt Fund - Principal Investment Strategies" on page 3 of this prospectus. The Fund may also invest in securities of small capitalization companies.


Up to 35% of the Fund's total assets may be invested in higher-yielding, lower-rated bonds. Lower-rated bonds are bonds rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's and BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds." The Fund may also invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside of the United States.

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

 . Market Risk -- The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

 . Foreign Investing and Emerging Markets Risks -- The risk that prices of a
  Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

 . Interest Rate Risk -- The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of fixed income securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

 . Credit Risk -- The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. High yield bonds are more likely to be subject to an issuer's default than investment grade (higher rated) bonds.

--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                     Brinson Emerging Markets Equity Fund

 . Small Company Risk -- The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

 . Geographic Concentration Risk -- The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

 . Derivatives Risk - The risk that the Fund's investments in derivatives may rise or fall more rapidly than other investments.

 . Non-Diversification Risk -- The risk that a non-diversified Fund will be more volatile than a diversified Fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security or issuer will, therefore, have a greater impact on the non-diversified Fund's net asset value.

Other risks of investing in the Fund, along with further details about some of the risks described above, are discussed in the SAI.

--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                     Brinson Emerging Markets Equity Fund



                                  PERFORMANCE
--------------------------------------------------------------------------------

There is no performance information quoted for Class A, B, C or Y shares of the Fund as the Fund had not commenced investment operations as of the date of this prospectus.



--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                     Brinson Emerging Markets Equity Fund



                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (fees paid directly from your investment)


                                                                     Class A
  Class B       Class C       Class Y
                                                                   ------------
------------  ------------  ------------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price)..................................        5.50%
     None          1.00%        None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
   (as a % of offering price)..................................        None
     5.00%         1.00%        None
Purchase/Redemption Transaction Fee*...........................        1.50%
     1.50%         1.50%        1.50%
Exchange Fee...................................................        None
     None          None         None

__________________
* This transaction charge is paid to the Fund and used by it to defray transaction costs associated with each purchase and sale of securities by the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                     Class A
 Class B      Class C      Class Y
                                                                   -----------
-----------  -----------  -----------
Management Fees................................................        1.10%
   1.10%        1.10%        1.10%
Distribution and/or Service (12b-1) Fees.......................        0.25%
   1.00%        1.00%        None
Other Expenses**...............................................        0.50%
   0.50%        0.50%        0.50%
                                                                       ----
   ----         ----         ----
Total Annual Fund Operating Expenses...........................        1.85%
   2.60%        2.60%        1.60%
                                                                       ====
   ====         ====         ====
Management Fee Waiver/Expense Reimbursements...................        0.00%
   0.00%        0.00%        0.00%
Net Expenses***................................................        1.85%
   2.60%        2.60%        1.60%
                                                                       ====
   ====         ====         ====

__________________
**   Includes an administrative fee of 0.075% paid by the Fund to Brinson
     Advisors.

*** The fees and expenses are based on estimates. The Advisor has agreed, from September 1, 2001 through September 1, 2002, to waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.60% for each of the Class A, Class B, Class C and Class Y shares, respectively.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


  1 year        3 years     5 years     10 years

------------  ------------  ----------  ------------
          Class A..........................................................
    $728        $1,100          *            *
          Class B (assuming sale of all shares at end of period)...........
     775         1,131          *            *
          Class B (assuming no sale of shares).............................
     263           808          *            *
          Class C (assuming sale of all shares at end of period)...........
     460           900          *            *
          Class C (assuming no sale of shares).............................
     360           900          *            *
          Class Y (assuming sale of all shares at end of period)...........
     463           811          *            *

* The Fund has not projected expenses beyond the three year period shown because the Class A, Class B, Class C and Class Y shares of the Fund were not operational as of the date of this prospectus.

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                              Prospectus Page 10

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                               The Brinson Funds




                         SECURITIES SELECTION PROCESS
--------------------------------------------------------------------------------

What is the investment philosophy and process of the Emerging Markets Debt Fund? The investment approach of Brinson Partners, Inc., the Funds' investment advisor (the "Advisor"), for the Emerging Markets Debt Fund is premised on the Advisor's conviction that discrepancies occur between market prices and fundamental values. The Advisor takes advantage of those discrepancies by using a disciplined approach to measure fundamental value from the perspective of a long-term investor. The Advisor's strategies reflect its decisions regarding the relative attractiveness of an asset class, the individual countries and the particular debt securities.

What is the investment philosophy and process of the Brinson Emerging Markets Equity Fund?
The Advisor's investment philosophy aims to provide global portfolio risk reduction and the potential for above average return premia from the long run perspective of an increasingly integrated global economy. The Advisor continually examines both newly emerging and re-emerging markets to gain appropriate diversification and to identify discrepancies between prices and fundamental values across markets. The Advisor takes advantage of these discrepancies by using a disciplined approach to measure fundamental value from the perspective of a longer-term investor.

The Advisor's emerging markets equity investment philosophy reflects the Advisor's judgment that these markets are not yet integrated into the global capital markets and that the risk premia available to global investors are dominated by the local risk in each market, allowing such premia to be generally larger than required. The Advisor finds that, in managing global emerging markets equity portfolios, an equally weighted portfolio within several broad classes (based on investability and liquidity) is the preferred policy to limit downside exposure to country-specific and region-specific risks.

This philosophical approach has been continually re-evaluated, including a detailed reassessment in the aftermath of the unusual volatility that prevailed in these markets in 1997. Although the broad classes that define institutional investability and the countries that comprise them have had to be reconstituted through time as fundamental conditions have changed, the Advisor believes there are still potential risk/return benefits of a fixed and more equal-weighted policy approach.

How are securities selected for the Emerging Markets Debt Fund?
The investment decision making process can be divided up into two parts - country selection and security selection.

Country Selection
-----------------
Country allocation is one of the most important factors in the development of the Advisor's emerging markets debt strategy. The Advisor decides on country over- and underweights by using a price/value framework. The Advisor maintains its own macroeconomic database to construct objective relative comparisons across countries. Economic variables are organized into factors impacting immediate serviceability, intermediate solvency and long-term structural strength. This data assists the Advisor in making objective comparisons between price (credit spreads) and value (risk). Other subjective judgements, such as political risk assessment, also affect the final country decision.

Security Selection
------------------
In addition to country allocation, individual issue selection is one of the most important factors in the emerging markets debt investment process. The Advisor searches for bonds that will outperform, given the Advisor's country and market views. The Advisor also seeks to identify potential sales in the Fund's portfolio when risk is not being compensated by expected return. Typically, the Fund invests in U.S. dollar denominated sovereign bonds, but the Advisor also examines corporate and local currency opportunities.

The Advisor's analysis of emerging markets bonds is enhanced by an advanced in-house emerging markets bond analytics database. The Advisor's proprietary database is unique among standard bond analytics systems in analyzing the unique structures of emerging markets debt securities (for example, collateral, pay downs, attached options, etc.) The Advisor's in-house database is specially designed to assimilate the characteristics of emerging market bonds; it

--------------------------------------------------------------------------------
                              Prospectus Page 11

--------------------------------------------------------------------------------
                               The Brinson Funds

allows the Advisor to perform detailed instrument-level analysis.

In addition to top-down macroeconomic research, bottom-up input is also crucial in the Advisor's decision making process. For sovereign bonds, bottom-up factors such as volatility, option premium and liquidity are considered. For corporate bonds, company risk is evaluated in addition to country risk in order to calculate fair value.

How are securities selected for the Emerging Markets Equity Fund?
The security selection process requires a highly integrated approach that includes macroeconomic analysis and country and company visits by the Advisor's investment specialists worldwide. Emerging markets equities are evaluated within the context of the entire global investable capital markets.

From a foreign investor's perspective, relative long-term fundamental value must focus on several areas:

 .  balance sheet strength and survivability;
 .  competitive advantage locally, regionally or globally, as relevant to the specific company or industry;
 .  sustainable cash earnings level and growth rate, including return on investment characteristics;
 .  the cost of capital, i.e., a reasonable earnings multiple (considering the country's stage of capital market development);
 . potential exchange rate changes; and . transparency, accounting standards and minority shareholder rights.

The Advisor's investment specialists are organized along country and sector lines. Through an intensive process of company visits and interactions with industry specialists, both within and outside of UBS Asset Management, analysts gain an understanding of both the company and the dynamics of the company's industry. There is a continuous effort to identify non-consensus sources of information. Analysts are able to draw on the resources of the entire UBS Asset Management global research team. This is increasingly important as more companies operate in a global context. The goal is to gain a clear understanding of the medium-term (up to five years) and long-term prospects of the company, and in particular, its ability to generate earnings and cash flow.

The security selection process runs simultaneously with the Advisor's currency/country allocation. In taking a macro view on the currency and interest rate trends, there are significant implications for stock selection. The Advisor's investment process also applies consistent analyst coverage across regions to permit intra-sectoral comparison. Within each region, the final allocation to each security is the result of optimizing both country and sector factors with company-specific price/value discrepancies.

What are benchmarks (or indices) and how are they used?
Benchmarks are indices comprised of securities that serve as standards of measurement for making risk and performance comparisons to actively managed investment portfolios. The Funds' total returns will be compared to the total returns of their benchmarks in the performance section of this prospectus. Benchmarks give the Funds' shareholders an objective target against which to judge the Advisor's performance. The precise selection of benchmarks is often critical to understanding and evaluating performance. Today, nearly all institutional investors assign their investment advisors a benchmark against which the advisor's performance is evaluated.

The Funds have adopted widely recognized industry benchmarks against which they evaluate the performance of the Funds as well as the Funds' management teams. In addition, the Advisor may choose a benchmark that is more narrowly defined, or that is more closely aligned to the types of investments held in the Funds.

Benchmarks play a very important role in the investment management process. The Advisor attempts to add value by employing various strategies of overweighting and underweighting broad country, sector and other factors such as market capitalization, volatility, earnings yield, etc. relative to the assigned benchmarks. For example, if the passive benchmark has 30% of its stock weightings in technology companies, one of the active management decisions that the Advisor makes is to hold more (overweight) or less (underweight) of the Fund's investments in technology companies. The same type of decision can then be made with respect to broadly aggregated factors like companies' earnings volatility or price/earnings ratios.

The Advisor's risk management team utilizes tools to help ensure that the portfolios are

--------------------------------------------------------------------------------
                              Prospectus Page 12

--------------------------------------------------------------------------------
                               The Brinson Funds

diversified and that during the construction process, unintended risks relative to the benchmarks are mitigated.

In cases where no suitable (or industry standard) benchmark exists, the Advisor constructs benchmarks by appropriately weighting and combining component benchmarks created by external data providers.

How diversified are the Funds with respect to the countries they invest in?
The Funds intend to diversify broadly among countries, but reserve the right to invest a substantial portion of their assets in one or more countries if economic and business conditions warrant such investments.

What investment practices apply to both Funds?

 .  Cash and Cash Equivalents
   Each Fund may invest in cash or cash equivalent instruments, including units of an affiliated money market fund that is not registered under the Investment Company Act of 1940. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to meet its objective. See the SAI for further information.

 .  Portfolio Turnover
   Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The portfolio turnover rates for the Funds may exceed 100%.

What does "non-diversified" mean?
The Funds are referred to as "non-diversified funds." A non-diversified Fund invests in fewer securities. This means that gains or losses on a single security or issuer held by the Funds can potentially result in increased fluctuations in the net asset values of the Funds.

--------------------------------------------------------------------------------
                              Prospectus Page 13

--------------------------------------------------------------------------------
                               The Brinson Funds

                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

Flexible Pricing
----------------

The Funds offer four classes of shares- Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund(s). Class Y shares are only available to certain types of investors.

The Brinson Funds have adopted separate plans of distribution pertaining to the Class A, Class B and Class C shares of the Funds under rule 12b-1 that allow the Funds to pay service and (for Class B and Class C shares) distribution fees for the sale of the Funds' shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares of the Fund.

Class A Shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in a Fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each Fund are described in the following tables:

Class A Sales Charges - Emerging Markets Debt Fund:

                                    Sales Charge as a Percentage of:
Reallowance to Selected Dealers as
Amount of Investment            Offering Price        Net Amount Invested
   Percentage of Offering Price
--------------------            --------------        -------------------
   ----------------------------
Less than $99,999                    4.50%                    4.71%
               4.00%
$100,000 to $249,999                 3.50                     3.63
               3.00
$250,000 to $499,999                 2.50                     2.56
               2.00
$500,000 to $999,999                 2.00                     2.04
               1.75
$1,000,000 and over (1)              None                     None
         Up to 1.00 (2)

Class A Sales Charges - Emerging Markets Equity Fund:

                                    Sales Charge as a Percentage of:
Reallowance to Selected Dealers as
Amount of Investment            Offering Price        Net Amount Invested
   Percentage of Offering Price
--------------------            --------------        -------------------
   ----------------------------
Less than $50,000                    5.50%                    5.82%
               5.00%
$50,000 to $99,999                   4.50                     4.71
               4.00
$100,000 to $249,999                 3.50                     3.63
               3.00
$250,000 to $499,999                 2.50                     2.56
               2.00
$500,000 to $999,999                 2.00                     2.04
               1.75
$1,000,000 and over (1)              None                     None
         Up to 1.00 (2)

(1) A contingent deferred sales charge of 1% of the lower of the shares' offering price or the net asset value at the time of sale by the shareholder is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund's Systematic Withdrawal Plan are not subject to this charge.

(2) Brinson Advisors pays 1.00% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million, and 0.25% for sales of $50 million or more.

     Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a Brinson or PACE mutual fund. You can combine the value of Class A shares that you own in other Brinson and PACE Funds and the purchase amount of the Class A shares that you are buying.

-------------------------------------------------------------------------------
                              Prospectus Page 14

--------------------------------------------------------------------------------
                               The Brinson Funds


You may also qualify for a lower sales charge if you combine your purchases with those of:

 .   your spouse, parents or children under age 21;

 .   your Individual Retirement Accounts (IRAs);

 .   certain employee benefit plans, including 401(k) plans;

 .   a company that you control;

 .   a trust that you created;

 .   Uniform Transfers to Minors Act/Gifts to Minors Act accounts created by you or by a group of investors for your children; or

 .   accounts with the same advisor.

You may qualify for a complete waiver of the sales charge for Class A shares if you:
 .   Are an employee of Brinson Advisors or its affiliates or the spouse, parent or child under age 21 of a Brinson Advisors employee;

 .   Buy these shares through a UBS PaineWebber(SM)* Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

    .   you were the Financial Advisor's client at the competing brokerage firm;

    . within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

    . you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

 .   Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

 .   Acquire these shares through a UBS PaineWebber InsightOne(SM) Program brokerage account.

____________
*   UBS PaineWebber is a service mark of UBS AG.

Class B Shares

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in Fund shares. However, you may have to pay a deferred sales charge when you sell your Fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares of the Fund. Class A shares have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                Percentage (based on amount of
      If you sell              investment) by which the shares'
     shares within:             net asset value is multiplied:
     -------------              -----------------------------

                                Less      $250,000    $500,000
                                than         to          to
                              $250,000    $499,999    $999,999
                              --------    --------    --------
1/st/ year since purchase        5%          3%          2%
2/nd/ year since purchase        4%          2%          1%
3/rd/ year since purchase        3%          1%         None
4/th/ year since purchase        2%         None        None
5/th/ year since purchase        2%         None        None
6/th/ year since purchase        1%         None        None
7/th/ year since purchase       None        None        None

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $250,000, after the end of the third year if you purchase shares valued at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase. We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

 .   First, Class B shares representing reinvested dividends, and

 .   Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 .  You participate in the Systematic Withdrawal Plan;

--------------------------------------------------------------------------------
                              Prospectus Page 15

--------------------------------------------------------------------------------
                               The Brinson Funds


 . You are older than 59-1/2 and are selling shares to take a distribution from certain types of retirement plans;

 .  You receive a tax-free return of an excess IRA contribution;

 . You receive a tax-qualified retirement plan distribution following retirement;

 . The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship; or

 . The shares are held in trust and the death of the trustee requires liquidation of the trust.

Class C Shares

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is not invested in a fund.


          Sales Charge as a                  Reallowance to
            percentage of                   Selected Dealers
-------------------------------------
                              Net Amount    As Percentage of
 Offering Price                Invested      Offering Price
 --------------                --------      --------------
      1.00%                      1.01%            1.00%

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets for the Emerging Markets Debt Fund, and 0.75% of average net assets for the Emerging Markets Equity Fund, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00% for the Emerging Markets Equity Fund and 0.75% for the Emerging Markets Debt Fund, applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% for the Emerging Markets Equity Fund and 0.75% for the Emerging Markets Debt Fund by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

Sales Charge Waivers. You may qualify for a waiver of the front-end sales charge for Class C shares if you:

 . Buy these shares in a UBS PaineWebber brokerage account through the investment of proceeds of the sale of shares in an unaffiliated mutual fund and

   . you buy shares of the Fund within 90 days after your sale of the shares of the unaffiliated mutual fund;

   . the shares of the unaffiliated fund were not held in a UBS PaineWebber brokerage account; and

   . you purchase an amount that does not exceed the total amount of money you received from the sale of the unaffiliated fund.

 . Are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

If you are eligible for a complete waiver of the sales charge on both Class A shares and Class C shares, you should purchase the Class A shares. Class A shares have lower ongoing expenses and are generally not subject to a contingent deferred sales charge when you sell them.

You also may be eligible to sell your shares without paying a contingent deferred sales charge if you are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

Note on Sales Charge Waivers For Class A, Class B and Class C Shares

If you think you qualify for any of the sales charge waivers, you may need to provide documentation to Brinson Advisors or the Funds. For more information, you should contact your investment professional or correspondent firm or call 1-800-647-1568. If you want information on the Funds' Systematic Withdrawal Plan, see the SAI or contact your investment professional.

Class Y Shares

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

 .  Buy $10 million or more of Brinson and PACE Fund shares at any one time;

 . Are a qualified retirement plan with 5,000 or more eligible employees or at least $50 million in assets; or

 . Are a corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization

--------------------------------------------------------------------------------
                              Prospectus Page 16

--------------------------------------------------------------------------------
                               The Brinson Funds


     with 5,000 or more employees with over $50 million in investable assets.

Any 401(k) plan sponsored for employees of Brinson Advisors or its affiliates is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing 12b-1 distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying Shares
-------------

You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which Brinson Advisors has a selected dealer agreement to sell the Funds or through the Funds' transfer agent as described below.

If you wish to invest in other Brinson or PACE Funds, you can do so by:

 .  Contacting your investment professional (if you have an account at UBS
   PaineWebber or at another financial institution that has entered into a selected dealer agreement with Brinson Advisors);

 .  Buying shares through the transfer agent as described below; or

 .  Opening an account by exchanging shares from another Brinson or PACE Fund.

You will be subject to a 1.50% transaction charge in connection with your purchase of shares of the Emerging Markets Equity Fund. Shares of the Fund are sold at a price which is equal to the net asset value of such shares, plus the transaction charge. The transaction charge does not apply to the reinvestment of dividends or capital gains distributions. The transaction charge is paid to the Fund and used by it to defray the transaction costs associated with each purchase and sale of securities within the Fund.

The Funds and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of shares.

Through Financial Institutions/Professionals

As mentioned above, the Funds have entered into one or more sales agreements with brokers, dealers or other financial intermediaries ("Service Providers"), as well as with financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may in some cases be authorized to accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the order. Such orders will be priced at the Fund's net asset value next computed after such order is accepted by the Authorized Dealer or Sub-designee. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchased shares directly from the Funds. It is the responsibility of such Authorized Dealers or Sub-designees to promptly forward purchase orders with payments to the Funds.

Brinson Partners or its affiliates may, from their own resources, compensate Service Providers for services performed with respect to a Fund's Class Y shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

Minimum Investments

Class A, Class B and Class C shares:

 To open an account..............  $       1,000
 To add to an account............  $         100

Class Y shares:

 To open an account..............  $   1,000,000
 To add to an account............  $       2,500

The Funds may waive or reduce these amounts for:

 .  Employees of Brinson Advisors or its affiliates; or

 . Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Funds' automatic investment plan.

Market Timers. The interests of the Funds' long-term shareholders and their ability to manage their investments may be adversely affected when their shares are repeatedly bought and sold in response to short-term market fluctuations - also known as "market timing." When large dollar amounts are involved, a Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt a Fund's performance and its shareholders. When Brinson Advisors believes frequent trading would have a disruptive effect on the

--------------------------------------------------------------------------------
                              Prospectus Page 17

--------------------------------------------------------------------------------
                               The Brinson Funds


ability to manage a Fund's investments, Brinson Advisors and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that Brinson Advisors believes to be a market timer.

Selling Shares
--------------

You can sell your Fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, a Fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, a Fund may delay payment until it verifies that it has received good payment.

If you hold your shares in a brokerage account, you can sell shares by contacting your investment professional, or an Authorized Dealer or Sub-designee, for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

If you purchased shares through the Funds' transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the same Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the amount you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

You will be subject to a 1.50% transaction charge in connection with each redemption of shares of the Emerging Markets Equity Fund. Redemption requests for the Emerging Markets Equity Fund are paid at the net asset value less the transaction charge. Redemptions which are made in kind with securities are not subject to the transaction charge.

It costs the Funds money to maintain shareholder accounts. Therefore, the Funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.

Exchanging Shares
-----------------

You may exchange Class A, Class B or Class C shares of a Fund for shares of the same class of most other Brinson Funds and PACE Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. A Fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the Fund acquired in the exchange.

Other Brinson Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other Fund.

You may exchange shares of one Fund for shares of another Fund only after the first purchase has settled and the first Fund has received your payment.

If you purchased shares through a financial institution, you may exchange your shares by placing an order with that institution. If you purchased shares through the Funds' transfer agent, you may exchange your shares as explained below.

The Funds may modify or terminate the exchange privilege at any time.

Transfer Agent
--------------

If you wish to invest in the Funds through the Funds' transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Funds' transfer agent. Your letter must include:

 .  Your name and address;

 .  Your account number;

 . The name of the Fund whose shares you are selling, and if exchanging shares, the name of the Fund whose shares you want to buy;

 .  The dollar amount or number of shares you want to sell and/or exchange; and

--------------------------------------------------------------------------------
                              Prospectus Page 18

--------------------------------------------------------------------------------
                               The Brinson Funds


 . A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:

  PFPC Inc.
  Attention: Brinson Mutual Funds
  P. O. Box 8950
  Wilmington, DE 19899.

Pricing and Valuation
---------------------

The price at which you may buy, sell or exchange Fund shares is based on net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value separately for each class at the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and a Fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each Fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares of a Fund will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the Fund accepts your order. If you place your order through a broker, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

Each Fund calculates its net asset value based on the current market value of its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the board of trustees. Each Fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Foreign securities are valued at their closing prices on the exchange on which they are traded. The resulting values are converted from the local currency into U.S. Dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the net asset value of the Funds may change on days when shareholders will not be able to buy or sell their Fund shares.

--------------------------------------------------------------------------------
                              Prospectus Page 19

--------------------------------------------------------------------------------
                               The Brinson Funds

                                   MANAGEMENT

--------------------------------------------------------------------------------

Investment Advisor

Brinson Partners, Inc. ("Brinson Partners" or the "Advisor"), a Delaware corporation located at 209 South LaSalle Street, Chicago, IL 60604-1295, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of ________, 2001, Brinson Partners had over $____ billion in assets under management.

Brinson Partners is an indirect wholly owned subsidiary of UBS AG ("UBS"), and a member of the UBS Asset Management Division. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

Portfolio Management

Investment decisions for the Funds are made by an investment management team at Brinson Partners. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

Advisory Fees

The investment advisory fees (expressed as a percentage of average net assets) payable to Brinson Partners, before fee waivers, by each Fund are presented in the Fee Tables for the Funds in this prospectus.

The Advisor has agreed, from September 1, 2001 to September 1, 2002, to waive its fees and reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Funds do not exceed the following amounts:


Emerging Markets Debt Fund        1.15%
Emerging Markets Equity Fund      1.60%

The Advisor will be entitled to reimbursement of advisory fees waived during any of the previous five years, provided that the reimbursement will never cause the total operating expense ratios to exceed the limits set forth above.

Administrator

Brinson Advisors, Inc., located at 51 West 52/nd/ Street, New York, NY 10019-6114, is the administrator of the Funds. Brinson Advisors, Inc. is an indirect wholly owned asset management subsidiary of UBS. Each Fund pays Brinson Advisors, Inc. at the annual contract rate of 0.075% of its average daily net assets for administrative services.

--------------------------------------------------------------------------------
                              Prospectus Page 20

--------------------------------------------------------------------------------
                               The Brinson Funds

                              DIVIDENDS AND TAXES


Dividends and Distributions

Income dividends are normally declared, and paid, by each Fund annually. Capital gains, if any, are distributed in December. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Classes with higher expenses are expected to have lower income dividends. For example, Class B and Class C shares are expected to have the lowest dividends of a Fund's shares, while Class Y shares are expected to have the highest.

You will receive income dividends and capital gain distributions in additional shares of the same class of a Fund unless you notify your investment professional in writing that you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

Taxes

In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

By law, a Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

 .  provide your correct social security or taxpayer identification number,

 .  certify that this number is correct,

 .  certify that you are not subject to backup withholding, and

 .  certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Brinson or PACE Fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

--------------------------------------------------------------------------------
                              Prospectus Page 21

--------------------------------------------------------------------------------
                               The Brinson Funds



If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. As the Funds have not had investment operations prior to the date of this prospectus, they have not yet issued any annual or semi-annual reports.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' annual and semi-annual reports and the SAI by contacting the Funds directly at 1-800-647-1568.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the Funds:

     . For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

     . Free from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov









The Brinson Funds
Investment Company Act File No. 811-6637


--------------------------------------------------------------------------------
                              Prospectus Page 22

      The information in the preliminary Prospectus and this preliminary
        Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. The preliminary Prospectus and this preliminary Statement of Additional Information are not an offer to sell these securities and are not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                               THE BRINSON FUNDS
                           209 SOUTH LASALLE STREET
                         CHICAGO, ILLINOIS 60604-1295

                      STATEMENT OF ADDITIONAL INFORMATION

     The following funds (the "Funds") are series of The Brinson Funds, an open-end management investment company (the "Trust"):

U.S. BOND FUND                           U.S. REAL ESTATE EQUITY FUND
HIGH YIELD FUND                          GLOBAL BALANCED FUND
U.S. BALANCED FUND                       GLOBAL EQUITY FUND
U.S. EQUITY FUND                         GLOBAL TECHNOLOGY FUND
U.S. VALUE EQUITY FUND                   GLOBAL BIOTECH FUND
U.S. LARGE CAP EQUITY FUND               GLOBAL BOND FUND
U.S. LARGE CAP GROWTH FUND               INTERNATIONAL EQUITY FUND
U.S. SMALL CAP EQUITY FUND               EMERGING MARKETS DEBT FUND
U.S. SMALL CAP GROWTH FUND               EMERGING MARKETS EQUITY FUND

     Brinson Partners, Inc., an indirect wholly owned subsidiary of UBS AG ("UBS"), serves as the investment advisor for the Funds. Brinson Advisors, Inc. ("Brinson Advisors") serves as the administrator and underwriter for the Funds. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS.

     Portions of the Funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain additional copies of the Funds' Annual Report without charge by calling toll-free 1-800-647-1568.

     This SAI is not a prospectus and should be read only in conjunction with the Funds' current Prospectuses, dated October 1, 2001. A copy of the Prospectuses may be obtained by calling your investment professional or by calling the Trust toll-free at 1-800-647-1568. The Prospectuses contain more complete information about the Funds. You should read it carefully before investing. This SAI is dated October 1, 2001.

                                TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE
TRUST...........................................................................
 ....  5
         Diversified
Status..........................................................................
 .............  5
         General
Definitions.....................................................................
 .................  5
INVESTMENT
STRATEGIES......................................................................
 .......................  7
INVESTMENTS RELATING TO ALL
FUNDS...........................................................................
 ......  7
         Cash and Cash
Equivalents.....................................................................
 ...........  7
         Repurchase
Agreements......................................................................
 ..............  7
         Reverse Repurchase
Agreements......................................................................
 ......  8

Borrowing.......................................................................
 .........................  8
         Loans of Portfolio
Securities......................................................................
 ......  9

Swaps...........................................................................
 .........................  9

Futures.........................................................................
 ......................... 10

Options.........................................................................
 ......................... 11
         Index
Options.........................................................................
 ................... 14
         Special Risks of Options on
Indices...................................................................... 14
         Rule 144A and Illiquid
Securities......................................................................
 .. 15
         Investment Company Securities and
              Investments in Affiliated Investment
Companies...................................................... 16
         Real Estate Investment Trusts
(REITS).................................................................... 17
         Other
Investments.....................................................................
 ................... 18
INVESTMENTS RELATING TO THE GLOBAL BALANCED FUND, GLOBAL
EQUITY FUND, GLOBAL TECHNOLOGY FUND, GLOBAL BIOTECH FUND,
U.S. BALANCED FUND, U.S. EQUITY FUND, U.S. VALUE EQUITY FUND,
U.S. LARGE CAP EQUITY FUND, U.S. LARGE CAP GROWTH FUND, U.S. SMALL
CAP EQUITY FUND, U.S. SMALL CAP GROWTH FUND, U.S. REAL ESTATE
EQUITY FUND, HIGH YIELD FUND, INTERNATIONAL EQUITY FUND AND EMERGING MARKETS
EQUITY FUND.......................... 18
         Equity
Securities......................................................................
 .................. 18
         Exchange-Traded Index
Securities......................................................................
 ... 19
INVESTMENTS RELATING TO THE GLOBAL FUNDS, U.S. VALUE EQUITY
FUND, U.S. LARGE CAP GROWTH FUND, U.S. SMALL CAP EQUITY FUND,
U.S. SMALL CAP GROWTH FUND, U.S. REAL ESTATE EQUITY FUND AND
HIGH YIELD
FUND............................................................................
 ....................... 19
         Eurodollar
Securities......................................................................
 .............. 19
         Foreign
Securities......................................................................
 ................. 19
         Forward Foreign Currency
Contracts.......................................................................
19
         Non-Deliverable
Forwards........................................................................
 ......... 20
         Options on Foreign
Currencies......................................................................
 ...... 21
         Short
Sales...........................................................................
 ................... 22
INVESTMENTS RELATING TO THE GLOBAL BALANCED FUND, GLOBAL
BOND FUND, U.S. BALANCED FUND, U.S. REAL ESTATE EQUITY FUND,
U.S. BOND FUND, HIGH YIELD FUND, EMERGING MARKETS DEBT FUND AND EMERGING MARKETS
EQUITY FUND...................... 22
         Lower Rated Debt
Securities......................................................................
 ........ 22
         Pay-In-Kind
Bonds...........................................................................
 ............. 24
         Convertible
Securities......................................................................
 ............. 24
         When-Issued
Securities......................................................................
 ............. 24

         Mortgage-Backed Securities and Mortgage Pass-Through
Securities..................................................   25
         Collateralized Mortgage Obligations ("CMOs")
              and Real Estate Mortgage Investment Conduits
("REMICs").....................................................   27
         Dollar
Rolls...........................................................................
 ..........................   28
         Other Mortgage-Backed
Securities......................................................................
 ...........   28
         Asset-Backed
Securities......................................................................
 ....................   28
         Zero Coupon and Delayed Interest
Securities......................................................................
  30
INVESTMENTS RELATING TO THE GLOBAL BALANCED FUND,
GLOBAL EQUITY FUND, GLOBAL TECHNOLOGY FUND, GLOBAL
BIOTECH FUND, HIGH YIELD FUND, INTERNATIONAL EQUITY FUND, EMERGING MARKETS DEBT
FUND AND EMERGING MARKETS EQUITY FUND.....   31
         Emerging Markets
Investments.....................................................................
 ................   31
         Risks of Investing in Emerging
Markets.........................................................................
 ..   33
         Investments in Russian
Securities......................................................................
 ..........   35
SECONDARY
RISKS...........................................................................
 ................................   35
INVESTMENT
RESTRICTIONS....................................................................
 ...............................   35
MANAGEMENT OF THE
TRUST...........................................................................
 ........................   38
         Trustees and
Officers........................................................................
 ....................   39
         Compensation
Table...........................................................................
 ....................   41
CONTROL PERSONS AND PRINCIPAL HOLDERS OF
SECURITIES......................................................................
 .   41
INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE
ARRANGEMENTS....................................................................
 ........................   48

Advisor.........................................................................
 .................................   48

Sub-Advisor.....................................................................
 .................................   52
         Administrative, Accounting and Custody
Services..................................................................   53
         Principal Underwriting
Arrangements....................................................................
 ..........   57
         Transfer Agency
Services........................................................................
 .................   61
         Independent
Auditors........................................................................
 .....................   61
         Legal
Counsel.........................................................................
 ...........................   61
         Personal Trading
Policies........................................................................
 ................   61
PORTFOLIO TRANSACTIONS AND BROKERAGE
COMMISSIONS.....................................................................
 .....   62
         Portfolio
Turnover........................................................................
 .......................   66
SHARES OF BENEFICIAL
INTEREST........................................................................
 .....................   67
REDUCED SALES CHARGES, ADDITIONAL EXCHANGE
AND REDEMPTION INFORMATION AND OTHER
SERVICES........................................................................
 .....   68
         Sales Charge Reductions and
Waivers.........................................................................
 .....   68
         Systematic Withdrawal
Plan............................................................................
 ...........   71
         Individual Retirement
Accounts........................................................................
 ...........   71
         Transfer of
Accounts........................................................................
 .....................   71
         Transfer of
Securities......................................................................
 .....................   72
CONVERSION OF CLASS B
SHARES..........................................................................
 ....................   72
NET ASSET
VALUE...........................................................................
 ................................   72
TAXATION........................................................................
 ..........................................   74
         Additional Information on Distributions and
Taxes................................................................   74

Distributions...................................................................
 .................................   74
         Investments in Foreign
Securities......................................................................
 ..........   75

Taxes...........................................................................
 .................................   76
         Redemption of
Shares..........................................................................
 ...................   76
PERFORMANCE
CALCULATIONS....................................................................
 ..............................   78

         Total
Return..........................................................................
 ...........................   79

Yield...........................................................................
 .................................   82
FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT
AUDITORS..................................................................   83
CORPORATE DEBT RATINGS --- APPENDIX
A...............................................................................
 ......  A-1
SECONDARY RISKS --- APPENDIX
B...............................................................................
 .............  B-1

GENERAL INFORMATION ABOUT THE TRUST

     The Trust currently offers shares of the following eighteen series representing separate portfolios of investments: U.S. Bond Fund, High Yield Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Value Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, Global Balanced Fund (formerly Global Fund), Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, International Equity Fund (formerly, Global (Ex-U.S.) Equity Fund), Emerging Markets Debt Fund and Emerging Markets Equity Fund. The Trust currently offers four classes of shares for each Fund: the Class A shares (formerly known as the Class N shares), the Class B shares, the Class C shares and the Class Y shares (formerly known as the Class I shares). Class A shares have a front-end sales charge, a contingent deferred sales charge ("CDSC") in the first year of ownership, and are subject to annual 12b-1 plan expenses of 0.25% of average daily net assets of the respective Fund. Class B shares have a CDSC and are subject to annual 12b-1 distribution fees of 0.75% of average daily net assets, as well as annual 12b-1 plan expenses of 0.25% of average daily net assets. Class C shares have a front-end sales charge and a CDSC, and are subject to annual 12b-1 distribution fees of 0.50% or 0.75% of average daily net assets, as well as annual 12b-1 plan expenses of 0.25% of average daily net assets. Class Y shares, which are designed primarily for institutional investors, have no sales charges and are not subject to annual 12b-1 plan expenses. The Trust was organized as a Delaware business trust on December 1, 1993.

Diversified Status

     Each of the U.S. Bond Fund, High Yield Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Value Equity Fund, U.S. Small Cap Growth Fund, Global Balanced Fund, Global Equity Fund and International Equity Fund is "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "Act"). Each of the U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund is classified as "non-diversified" for purposes of the Act, which means that each Fund is not limited by the Act with regard to the portion of its assets that may be invested in the securities of a single issuer. To the extent that a non-diversified Fund makes investments in excess of 5% of its total assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased. Because each non-diversified Fund may invest in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price volatility than that experienced by diversified investment companies.

General Definitions

     As used throughout this SAI, the following terms shall have the meanings listed:

     "Act" shall mean the Investment Company Act of 1940, as amended.

     "Administrator" or "Brinson Advisors" shall mean Brinson Advisors, Inc., which serves as the Funds' administrator.

     "Advisor" or "Brinson Partners" shall mean Brinson Partners, Inc., which serves as the Funds' investment advisor.

     "Board" shall mean the Board of Trustees of the Trust.

     "Code" shall mean the Internal Revenue Code of 1986, as amended.

     "Equity Funds" shall mean the U.S. Balanced Fund, U.S. Equity Fund, U.S. Value Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, International Equity Fund and Emerging Markets Equity Fund.

     "Fixed Income Funds" shall mean the U.S. Bond Fund, High Yield Fund, Global Bond Fund and Emerging Markets Debt Fund.

     "Funds" or "Series" shall mean collectively the Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Value Equity Fund, U.S. Large Cap Equity Fund, U.S Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, U.S. Bond Fund, High Yield Fund, International Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund (or individually, a "Fund" or a "Series").

     "Global Funds" shall mean collectively the Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, International Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund (or individually, a "Global Fund").

     "Moody's" shall mean Moody's Investors Services, Inc.

     "SEC" shall mean the U.S. Securities and Exchange Commission.

     "S&P" shall mean Standard & Poor's Ratings Group.

     "Sub-Advisor" shall mean Brinson Partners (NY), Inc., f/k/a UBS Asset Management (New York), Inc., which serves as the sub-advisor to the Global Technology Fund, Global Biotech Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund and High Yield Fund.

     "Sub-Advised Funds" shall mean the Global Technology Fund, Global Biotech Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund and High Yield Fund.

     "Trust" shall mean The Brinson Funds, an open-end management investment company registered under the Act.

     "Underwriter" or "Brinson Advisors" shall mean Brinson Advisors, Inc., which serves as the Funds' underwriter.

     "U.S. Funds" shall mean collectively the U.S. Balanced Fund, U.S. Equity Fund, U.S. Value Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, U.S. Bond Fund and High Yield Fund.

     "1933 Act" shall mean the Securities Act of 1933, as amended.

INVESTMENT STRATEGIES

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     The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment objectives and policies set forth in the Prospectuses of the Funds. The investment practices described below, except for the discussion of percentage limitations with respect to portfolio loan transactions and borrowing, are not fundamental and may be changed by the Board without the approval of the shareholders.

INVESTMENTS RELATING TO ALL FUNDS

     The following discussion applies to all Series.

Cash and Cash Equivalents

     The Series may invest a portion of their assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency. The Series may also invest a portion of their assets in shares issued by money market mutual funds. When unusual market conditions warrant, a Series may make substantial temporary defensive investments in cash equivalents up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency (although such holdings may not constitute "cash or cash equivalents" for tax diversification purposes under the Code). When a Series invests for defensive purposes, it may affect the attainment of the Series' investment objective.

     Under the terms of an exemptive order issued by the SEC, each Series may invest cash (i) held for temporary defensive purposes; (ii) not invested pending investment in securities; (iii) that is set aside to cover an obligation or commitment of the Series to purchase securities or other assets at a later date;
(iv) to be invested on a strategic management basis (i-iv are herein referred to as "Uninvested Cash"); and (v) collateral that it receives from the borrowers of its portfolio securities in connection with the Series' securities lending program, in a series of shares of Brinson Supplementary Trust (the "Supplementary Trust Series"). Brinson Supplementary Trust is a private investment company which has retained Brinson Partners to manage its investments. The Trustees of the Trust also serve as Trustees of the Brinson Supplementary Trust. The Supplementary Trust Series invests in U.S. dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less, and operates in accordance with Rule 2a-7 under the Act. A Series' investment of Uninvested Cash in shares of the Supplementary Trust Series will not exceed 25% of the Series' total assets. In the event that Brinson Partners waives 100% of its investment advisory fee with respect to a Series, as calculated monthly, then that Series will be unable to invest in the Supplementary Trust Series until additional investment advisory fees are owed by the Series.

Repurchase Agreements

     When a Series enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Act to be collateralized loans by a Series to the seller secured by the securities transferred to the Series. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Series may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Series, would exceed 15% of the value of the net assets of the Series.

     Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under the Code. Accordingly, each Series will limit the value of its repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

Reverse Repurchase Agreements

     Reverse repurchase agreements involve sales of portfolio securities of a Series to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Series to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. A Series retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, a Series will direct its custodian bank to place cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Series in an amount equal to the repurchase price. Any assets held in any segregated accounts maintained by a Series with respect to any reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets held in a segregated account are referred to in this SAI as "Segregated Assets"), and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

     A reverse repurchase agreement involves the risk that the market value of the securities retained by a Series may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Series and as such, are subject to the same investment limitations.

Borrowing

     The Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Series will not borrow money in excess of 33 1/3% of the value of its total assets. A Series has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Series shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Series will not pledge more than 10% of its net assets, or issue senior securities as defined in the Act, except for notes to banks and reverse repurchase agreements. Except with respect to the Global Technology Fund, Global Biotech Fund, U.S. Value Equity Fund, U.S. Small Cap Equity Fund and U.S. Real Estate Equity Fund, investment securities will not be purchased while a Series has an outstanding borrowing that exceeds 5% of the Series' net assets.

Loans of Portfolio Securities

     The Series may lend portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) a Series may call the loan at any time and receive the securities loaned; (3) a Series will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the respective Series.

     Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, a Series will only enter into portfolio loans after a review of all pertinent factors by the Advisor under the supervision of the Board, including the creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Advisor.

Swaps

     The Series (except for the Global Equity Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, High Yield Fund and International Equity Fund) may engage in swaps, including but not limited to interest rate, currency and index swaps and the purchase or sale of related caps, floors, collars and other derivative instruments. A Series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Series anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     Interest rate swaps involve the exchange by a Series with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

     The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If Brinson Partners is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Series will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Series' risk of loss consists of the net amount of interest payments that the Series is contractually entitled to receive. Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

     The equity swaps in which all aforementioned Series intend to invest involve agreements with a counterparty. The return to the Series on any equity swap contact will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Series will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Series paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

     If there is a default by the counterparty to a swap contract, the Series will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, the Series will succeed in pursuing contractual remedies. The Series thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

     The Advisor and the Trust do not believe that the Series' obligations under swap contracts are senior securities and, accordingly, the Series will not treat them as being subject to its borrowing or senior securities restrictions. However, the net amount of the excess, if any, of a Series' obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be segregated in accordance with SEC positions. To the extent that a Series cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Series has valued the swap, the Series will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Series' net assets.

Futures

     The Series may enter into contracts for the purchase or sale for future delivery of securities and indices. The Global Funds, U.S. Value Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, High Yield Fund and U.S. Real Estate Equity Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies.

     A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Series of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Series incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. A Series may enter into futures contracts and engage in options transactions related thereto to the extent that not more than 5% of the Series' total assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 25% of the Series' total assets.

     When a Series enters into a futures transaction, it must deliver to the futures commission merchant selected by the Series an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Series to, or drawn by the Series from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. The Series may also effect futures transactions through futures commission merchants who are affiliated with the Advisor or the Series in accordance with procedures adopted by the Board.

     The Series will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, all of the Series may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of their common stocks that might otherwise result; and they may purchase such contracts in order to offset increases in the cost of common stocks that they intend to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

     While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     The Series may enter into futures contracts to protect against the adverse affects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Series might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Series. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Series would increase at approximately the same rate, thereby keeping the net asset value of the Series from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Series could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Series could then buy debt securities on the cash market. The Series may also enter into futures contracts as a low cost method for gaining exposure to a particular securities market without directly investing in those securities.

     To the extent that market prices move in an unexpected direction, a Series may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if a Series is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Series would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Series had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Series may be required to sell securities at a time when it may be disadvantageous to do so.

Options

     The Series may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes. A Series may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

     The U.S. Funds may invest in options that are listed on U.S. exchanges or traded over-the-counter and the Global Funds, the U.S. Value Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund and High Yield Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Series' ability to effectively hedge its securities. The Series have been notified by the SEC that it considers over-the-counter options to be illiquid. Accordingly, a Series will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

     Purchasing Call Options - The Series may purchase call options on securities to the extent that premiums paid by a Series do not aggregate more than 20% of the Series' total assets. When a Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Series may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

     A Series may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Series will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Series will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Series will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Series may expire without any value to the Series, in which event the Series would realize a capital loss which will be short-term unless the option was held for more than one year.

     Covered Call Writing - A Series may write covered call options from time to time on such portions of its portfolio, without limit, as Brinson Partners determines is appropriate in seeking to achieve the Series' investment objective. The advantage to a Series of writing covered calls is that the Series receives a premium which is additional income. However, if the security rises in value, the Series may not fully participate in the market appreciation.

     During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Series, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Series to write another call option on the underlying security with either a different exercise price or expiration date or both. A Series may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Series will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     The Series will write call options only on a covered basis, which means that a Series will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Series would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing Put Options - The Series may only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Series' total assets. A Series will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Series will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

     A put option purchased by a Series gives it the right to sell one of its securities for an agreed price up to an agreed date. The Series intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Series to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Series will lose the value of the premium paid. A Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Series may sell a put option purchased on individual portfolio securities. Additionally, the Series may enter into closing sale transactions. A closing sale transaction is one in which a Series, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Writing Put Options - The Series may also write put options on a secured basis which means that a Series will maintain in a segregated account with its custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Series. Secured put options will generally be written in circumstances where Brinson Partners wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event, a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Series may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Series may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Index Options

     The Series may purchase exchange-listed call options on stock and fixed income indices depending upon whether a Series is an equity or bond series and sell such options in closing sale transactions for hedging purposes. A Series may purchase call options on broad market indices to temporarily achieve market exposure when the Series is not fully invested.

     In addition, the Series may purchase put options on stock and fixed income indices and sell such options in closing sale transactions for hedging purposes. A Series may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect a Series from a decline in value of heavily weighted industries in the Series' portfolio. Put options on stock and fixed income indices may also be used to protect a Series' investments in the case of a major redemption.

     The Series may also write (sell) put and call options on stock and fixed income indices. While the option is open, a Series will maintain a segregated account with its custodian in an amount equal to the market value of the option.

     Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The indices on which options are traded include both U.S. and non-U.S. markets.

Special Risks of Options on Indices

     The Series' purchases of options on indices will subject them to the risks described below.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Series will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by a Series of options on indices is subject to Brinson Partners' ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

     Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, a Series would not be able to close out options which it had purchased and the Series may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

     If a Series holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Series will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although a Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Rule 144A and Illiquid Securities

     The Series may invest in securities that are exempt under Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule 144A are traded among qualified institutional investors.

     The Board has instructed Brinson Partners to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Although having delegated the day-to-day functions, the Board will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the Advisor's determinations as to their liquidity. Investing in securities under Rule 144A could have the effect of increasing the level of a Series' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule 144A, however, the Board and Brinson Partners will continue to monitor the liquidity of that security to ensure that each Series has no more than 15% of its net assets in illiquid securities.

     The Series will limit investments in securities of issuers which the Series are restricted from selling to the public without registration under the 1933 Act to no more than 15% of the Series' net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures adopted by the Trust's Board which includes continuing oversight by the Board. The U.S. Small Cap Equity Fund may invest up to 10% of its net assets in equity securities or interests in non-public companies that are expected to have an initial public offering within 18 months.

     If Brinson Partners determines that a security purchased in reliance on Rule 144A which was previously determined to be liquid, is no longer liquid and, as a result, the Series' holdings of illiquid securities exceed the Series' 15% limit on investment in such securities, Brinson Partners will determine what action shall be taken to ensure that the Series continue to adhere to such limitation, including disposing of illiquid assets which may include such Rule 144A securities.

Investment Company Securities and Investments in Affiliated Investment Companies

     Subject to the provisions of any exemptive orders issued by the SEC (as described in the following paragraphs), securities of other investment companies may be acquired by each Series to the extent that such purchases are consistent with that Series' investment objectives and restrictions and are permitted under the Act. The Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Series' total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Series' total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Series. Certain exceptions to these limitations may apply. As a shareholder of another investment company, a Series would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that such a Series would bear in connection with its own operations.

     The Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, High Yield Fund, International Equity Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund may invest in securities issued by other registered investment companies advised by Brinson Partners pursuant to exemptive relief granted by the SEC. The Series will invest in corresponding portfolios of the Brinson Relationship Funds only to the extent that the Advisor determines that such investments are a more efficient means for the Series to gain exposure to the asset classes referred to below than by investing directly in individual securities. For example, to gain exposure to equity and fixed income securities of issuers located in emerging market countries, the Global Balanced Fund, Global Equity Fund and International Equity Fund may invest that portion of their assets allocated to emerging markets investments in the Brinson Emerging Markets Equity Fund portfolio and, in the case of the Global Balanced Fund, the Brinson Emerging Markets Debt Fund portfolio of the Brinson Relationship Funds. The investment objective of the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund is to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk. Under normal circumstances, at least 65% of the total assets of the Brinson Emerging Markets Equity Fund is invested in the equity securities of issuers in emerging markets or securities with respect to which the return is derived from the equity securities of issuers in emerging markets. At least 65% of the total assets of the Brinson Emerging Markets Debt Fund is invested in the debt securities issued by governments, government-related entities (including participations in loans between governments and financial institutions), corporations and entities organized to restructure outstanding debt of issuers in emerging markets, or debt securities the return on which is derived primarily from other emerging markets instruments. The Brinson Emerging Markets Equity Fund is permitted to invest in the same types of securities that the Global Balanced Fund, Global Equity Fund and International Equity Fund may invest in directly and the Brinson Emerging Markets Debt Fund is permitted to invest in the same types of securities that the Global Balanced Fund may invest in directly.

     In lieu of investing directly in certain high yield, higher risk securities, the Global Balanced Fund may invest a portion of its assets in the Brinson High Yield Fund portfolio of the Brinson Relationship

Funds. The investment objective of the Brinson High Yield Fund is to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk. The Brinson High Yield Fund maintains a high yield portfolio and as such, at least 65% of its total assets are invested in high yield securities. The Global Balanced Fund currently intends to limit its investment in non-investment grade debt securities to no more than 5% of its net assets. Any investment in the Brinson High Yield Fund will be considered within this limitation.

     In lieu of investing directly in equity securities issued by companies with relatively small overall market capitalizations, the Global Balanced Fund may invest a portion of its assets in the Brinson U.S. Small Capitalization Equity Fund portfolio (the "U.S. Small Capitalization Equity Fund") of the Brinson Relationship Funds. The investment objective of the U.S. Small Capitalization Equity Fund is to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk. The U.S. Small Capitalization Equity Fund invests primarily in publicly-traded companies representing the lower 8% of the Russell 3000 Index, and, as such, at least 65% of its total assets are invested in small capitalization equity securities.

     Each portfolio of the Brinson Relationship Funds in which the Global Balanced Fund, Global Equity Fund and International Equity Fund may invest is permitted to invest in the same securities of a particular asset class in which the Global Balanced Fund, Global Equity Fund and International Equity Fund are permitted to invest directly, and with similar risks. Pursuant to undertakings with the SEC, the Global Balanced Fund, Global Equity Fund and International Equity Fund will not be subject to the imposition of double management or administration fees with respect to their investments in portfolios of the Brinson Relationship Funds.

Real Estate Investment Trusts (REITs) (the U.S. Real Estate Equity Fund only)

     Real estate investment trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

     A shareholder in the U.S. Real Estate Equity Fund, by investing in REITs indirectly through the Series, will bear not only his proportionate share of the expenses of the Series, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REITs failure to maintain exemption from registration under the Act.

Other Investments

     The Board may, in the future, authorize a Series to invest in securities other than those listed in this SAI and in the Prospectus, provided such investment would be consistent with that Series' investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Series.

INVESTMENTS RELATING TO THE GLOBAL BALANCED FUND, GLOBAL EQUITY FUND, GLOBAL TECHNOLOGY FUND, GLOBAL BIOTECH FUND, U.S. BALANCED FUND, U.S. EQUITY FUND, U.S. VALUE EQUITY FUND, U.S. LARGE CAP EQUITY FUND, U.S. LARGE CAP GROWTH FUND, U.S. SMALL CAP EQUITY FUND, U.S. SMALL CAP GROWTH FUND, U.S. REAL ESTATE EQUITY FUND, HIGH YIELD FUND, INTERNATIONAL EQUITY FUND AND EMERGING MARKETS EQUITY FUND

Equity Securities

     The Series may invest in a broad range of equity securities of U.S. and non-U.S. issuers, including common stocks of companies or closed-end investment companies, preferred stocks, debt securities convertible into or exchangeable for common stock, securities such as warrants or rights that are convertible into common stock and sponsored or unsponsored American, European and Global depositary receipts ("Depositary Receipts"). The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. The Series, except for the Global Biotech Fund, U.S. Small Cap Equity Fund and U.S. Small Cap Growth Fund, expect their U.S. equity investments to emphasize large and intermediate capitalization companies. The Global Biotech Fund, U.S. Small Cap Equity Fund and U.S. Small Cap Growth Fund expect their U.S. equity investments to emphasize small capitalization companies. The Global Balanced Fund, Global Biotech Fund, U.S. Small Cap Equity Fund and U.S. Small Cap Growth Fund may also invest in small capitalization equity markets. The equity markets in the non-U.S. component of the Series will typically include available shares of larger capitalization companies. Capitalization levels are measured relative to specific markets, thus large, intermediate and small capitalization ranges vary country by country. The Global Balanced Fund, Global Technology Fund, Global Biotech Fund and U.S. Small Cap Equity Fund may invest in equity securities of companies considered by the Advisor to be in their post-venture capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either:
(a) during the early stages of the company's existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The U.S. Small Cap Equity Fund may invest up to 20% of its total assets in small market capitalization equity securities of publicly traded foreign corporations that were financed by venture capital partnerships. The Global Balanced Fund, Global Equity Fund and International Equity Fund may also invest in open-end investment companies advised by Brinson Partners. The Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, International Equity Fund and Emerging Markets Equity Fund may invest in equity securities of issuers in emerging markets and in securities with respect to which the return is derived from the equity securities of issuers in emerging markets.

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

Exchange-Traded Index Securities

     Subject to the limitations on investment in investment company securities and their own investment objectives, the Series may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These securities generally bear certain operational expenses. To the extent a Series invests in these securities, the Series must bear these expenses in addition to the expenses of its own operation.

INVESTMENTS RELATING TO THE GLOBAL FUNDS, U.S. VALUE EQUITY FUND, U.S LARGE CAP GROWTH FUND, U.S. SMALL CAP EQUITY FUND, U.S. SMALL CAP GROWTH FUND, U.S. REAL ESTATE EQUITY FUND AND HIGH YIELD FUND

     The following discussion of strategies, techniques and policies applies only to the Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Value Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, High Yield Fund, International Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund.

Eurodollar Securities

     The Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in U.S. dollars.

Foreign Securities

     Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Series' Prospectus, which are not typically associated with investing in U.S. issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Series may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Series will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The investment policies of the Series permit them to enter into forward foreign currency exchange contracts, futures, options and interest rate swaps (in the case of the Global Funds) in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

Forward Foreign Currency Contracts

     The Series may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

     Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Series will account for forward contracts by marking-to-market each day at current forward contract values.

     A Series will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Series enters into a forward contract to sell an amount of foreign currency, the Series' custodian or sub-custodian will place Segregated Assets in a segregated account of the Series in an amount not less than the value of the Series' total assets committed to the consummation of such forward contracts. If the additional Segregated Assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

Non-Deliverable Forwards

     The Series may, from time to time, engage in non-deliverable forward transactions to manage currency risk. A non-deliverable forward is a transaction that represents an agreement between a Series and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Series and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

     When a Series enters into a non-deliverable forward transaction, the Series' custodian will place Segregated Assets in a segregated account of the Series in an amount not less than the value of the Series' total assets committed to the consummation of such non-deliverable forward transaction. If the additional Segregated Assets placed in the segregated account decline in value or the amount of the Series' commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments under the non-deliverable forward agreement.

     Since a Series generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, a Series will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, a Series will succeed in pursuing contractual remedies. The Series thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

     In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a Series could sustain losses on the non-deliverable forward transaction. A Series' investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Options on Foreign Currencies

     The Series also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Series' exposure to changes in currency exchange rates. The Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the dollar price of the currency does decline, a Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Series may purchase call options on such currency.

     The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Series to be derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Series may write options on foreign currencies for the same types of hedging purposes. For example, where a Series anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     The Series may write covered call options on foreign currencies. A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Series has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in Segregated Assets in a segregated account with its custodian bank.

     With respect to writing put options, at the time the put is written, a Series will establish a segregated account with its custodian bank consisting of Segregated Assets in an amount equal in value to the amount the Series will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Series has purchased a closing put of the same series as the one previously written.

Short Sales

     The Global Technology Fund, Global Biotech Fund, U.S. Value Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund may from time to time sell securities short. In the event that the Advisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Series will only enter into short sales for hedging purposes. The Series will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Series must replace the borrowed security. All short sales will be fully collateralized and a Series will not sell securities short if immediately after and as a result of the short sale, the value of all securities sold short by the Series exceeds 25% of its total assets. Each Series will also limit short sales of any one issuer's securities to 2% of its total assets and to 2% of any one class of the issuer's securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Series may be unable to replace a borrowed security sold short.

INVESTMENTS RELATING TO THE GLOBAL BALANCED FUND, GLOBAL BOND FUND, U.S. BALANCED FUND, U.S. REAL ESTATE EQUITY FUND, U.S. BOND FUND, HIGH YIELD FUND, EMERGING MARKETS DEBT FUND AND EMERGING MARKETS EQUITY FUND

     The following discussion applies to the Global Balanced Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Real Estate Equity Fund, U.S. Bond Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund, except as otherwise noted.

Lower Rated Debt Securities

     Fixed income securities rated lower than Baa by Moody's or BBB by S&P are below investment grade and are considered to be of poor standing and predominantly speculative. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

     In the past, the high yields from lower rated securities have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Series from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on lower rated securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

     The value of lower rated securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

     Especially at such times, trading in the secondary market for lower rated securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower rated securities may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower rated securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower rated securities prices may become more volatile and the Series' ability to dispose of particular issues when necessary to meet the Series' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.

     Lower rated securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Series. If a call were exercised by the issuer during a period of declining interest rates, the Series likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Series and any dividends to investors.

     Besides credit and liquidity concerns, prices for lower rated securities may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers. Such legislation may significantly depress the prices of outstanding lower rated securities. A description of various corporate debt ratings appears in Appendix A to this SAI.

     Securities issued by foreign issuers rated below investment grade entail greater risks than higher rated securities, including risk of untimely interest and principal payment, default, price volatility and may present problems of liquidity, valuation and currency risk. The Emerging Markets Debt Fund and Emerging Markets Equity Fund do not intend to limit investments in lower rated securities.

Pay-In-Kind Bonds

     The U.S. Real Estate Equity Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund may invest in pay-in-kind bonds. Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Series will be deemed to receive interest over the life of such bonds and may be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Series until the cash payment date or until the bonds mature.

Convertible Securities (also for Global Technology Fund, Global Biotech Fund, U.S. Value Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, and U.S. Real Estate Equity Fund)

     The Series may invest in convertible securities which generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claim on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

When-Issued Securities (also for U.S. Large Cap Growth Fund and U.S. Small Cap Growth Fund)

     The Series may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Series will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Series makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. The Advisor does not believe that a Series' net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Series will establish a segregated account in which it will maintain Segregated Assets equal in value to commitments for when-issued or forward delivery securities. The Segregated Assets maintained by the Series with respect to any when-issued or forward delivery securities shall be liquid, unencumbered and marked-to-market daily, and such Segregated Assets shall be maintained in accordance with pertinent SEC positions.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

     The Series may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Series may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

     The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. government. These guarantees, however, do not apply to the market value of Series shares. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury, while others such as those issued by Fannie Mae, formerly known as the Federal National Mortgage Association, are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. The Series may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Series to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Series, the prepayment right of mortgagors may limit the increase in net asset value of the Series because the value of the mortgage-backed securities held by the Series may not appreciate as rapidly as the price of noncallable debt securities.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

     Any discount enjoyed on the purchases of a pass-through type mortgage-backed security will likely constitute market discount. As a Series receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the "accrued market discount." Market discount is to be accrued either under a constant rate method or a proportional method. Pass-through type mortgage-backed securities purchased at a premium to face will be subject to a similar rule requiring recognition of an offset to ordinary interest income, an amount of premium attributable to the receipt of principal. The amount of premium recovered is to be determined using a method similar to that in place for market discount. A Series may elect to accrue market discount or amortize premium notwithstanding the amount of principal received but such election will apply to all bonds held and thereafter acquired unless permission is granted by the Commissioner of the Internal Revenue Service to change such method.

     The principal governmental guarantor of mortgage-related securities is GNMA, which is a wholly-owned U. S. government corporation within the Department of Housing and Urban Development.

GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages which are insured by the Federal Housing Authority or guaranteed by the Veterans Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Series shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and should be viewed as an economic offset to interest to be earned. If prepayments occur, less interest will be earned and the value of the premium paid will be lost.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation). Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation of the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. government.

     Freddie Mac is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. Freddie Mac issues Participation Certificates ("PCs") which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Series' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Series' quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs")

     A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, Freddie Mac, or Fannie Mae and their income streams. Privately-issued CMOs tend to be more sensitive to interest rates than Government-issued CMOs.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     Most if not all newly-issued debt securities backed by pools of real estate mortgages will be issued as regular and residual interests in REMICs because, as of January 1, 1992, new CMOs which do not make REMIC elections will be treated as "taxable mortgage pools," a wholly undesirable tax result. Under certain transition rules, CMOs in existence on December 31, 1991 are unaffected by this change. The Series will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and income/discount thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately-issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs. The Series will not invest in subordinated privately-issued CMOs. For federal income tax purposes, the Series will be required to accrue income on CMOs and REMIC regular interests using the "catch-up" method, with an aggregate prepayment assumption.

Dollar Rolls

     A Series may enter into dollar rolls in which the Series sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Series forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Series is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Series could also be compensated through receipt of fee income. The Series intend to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board, or with member banks of the Federal Reserve. The Trust does not believe the Series' obligations under dollar rolls are senior securities and accordingly, the Series, as a matter of non-fundamental policy, will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Other Mortgage-Backed Securities

     The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Series' investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities. The Advisor will not purchase any such other mortgage-backed securities until the Series' Prospectus and this SAI have been supplemented.

Asset-Backed Securities (also for U.S. Large Cap Growth Fund and U.S. Small Cap Growth Fund)

     The Series may invest a portion of their assets in debt obligations known as "asset-backed securities." Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases). The High Yield Fund will not invest in asset-backed securities with remaining effective maturities of less than thirteen months.

     Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Series pay the debt service on the debt obligations issued. The Series may invest in these and other types of asset-backed securities that may be developed in the future.

     The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. Such asset-backed securities are subject to the same prepayment risks as mortgage-backed securities. For federal income tax purposes, the Series will be required to accrue income on pay-through asset-backed securities using the "catch-up" method, with an aggregate prepayment assumption.

     The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass-through certificates" or "collateralized obligations."

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Zero Coupon and Delayed Interest Securities

     The Series may invest in zero coupon or delayed interest securities which pay no cash income until maturity or a specified date when the securities begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity. When held to maturity or cash payment date, the entire income of such securities, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity or cash payment date. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically.

     Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

     Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in its opinion, purchasers of such certificates, such as the Series, most likely will be deemed the beneficial holder of the underlying U.S. government securities. The Series will not treat such privately stripped obligations to be U.S. government securities for the purpose of determining if the Series is "diversified," or for any other purpose, under the Act.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Series will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for tax purposes.

INVESTMENTS RELATING TO THE GLOBAL BALANCED FUND, GLOBAL EQUITY FUND, GLOBAL TECHNOLOGY FUND, GLOBAL BIOTECH FUND, HIGH YIELD FUND, INTERNATIONAL EQUITY FUND, EMERGING MARKETS DEBT FUND AND EMERGING MARKETS EQUITY FUND

Emerging Markets Investments

         The Global Equity Fund, Global Technology Fund, Global Biotech Fund and International Equity Fund may each invest up to 15% of their total assets in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets. The Global Balanced Fund may invest up to 10% of its total assets in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets, and up to 10% of its total assets in debt securities of emerging markets issuers, or securities with respect to which the return is derived from debt securities of issuers in emerging markets. The Emerging Markets Debt Fund and the Emerging Markets Equity Fund may invest substantially all of their assets in equity and debt securities of emerging market issuers, or securities with respect to which the return is derived from the equity or debt securities of issuers in emerging markets. The High Yield Fund may invest up to 25% of its total assets in securities of foreign issuers, which may include securities of issuers in emerging markets. The Series also may invest in fixed income securities of emerging market issuers, including government and government-related entities (including participation in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers. The Series also may invest in debt securities of corporate issuers in developing countries.

         The Series' investments in emerging market government and government-related securities may consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above.

         Except as noted, the Series' investments in the fixed income securities of emerging market issuers may include investments in Brady Bonds, Structured Securities, Loan Participation and Assignments (as such capitalized terms are defined below), and certain non-publicly traded securities.

         The High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, Jordan, Mexico, Nigeria, the Philippines, Poland, Uruguay, Panama, Peru and Venezuela. Brady Bonds have been issued only in recent years, and for that reason do not have a very long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. There can be no assurance that the Brady Bonds in which the Series invests will not be subject to restructuring arrangements or to requests for a new credit which may cause the Series to suffer a loss of interest or principal in any of its holdings.

         The High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow of the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Series anticipate investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Series is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Thus, investments by the Series in Structured Securities will be limited by the Series' prohibition on investing more than 15% of its net assets in illiquid securities.

         The High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Series' investments in Loans are expected in most instances to be in the form of a participation in loans ("Participation") and assignments of all or a portion of Loans ("Assignments") from third parties. The Series will have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participations. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Series will acquire the Participations only if the Lender interpositioned between the Series and the borrower is determined by the Advisor to be creditworthy.

         When the Series purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Series as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

         The Series also may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in such unlisted emerging market equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.

         The Series' investments in emerging market securities will at all times be limited by the Series' prohibition on investing more than 15% of its net assets in illiquid securities.

Risks of Investing in Emerging Markets

         There are additional risks inherent in investing in less developed countries which are applicable to the Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, High Yield Fund, International Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund. The Series consider a country to be an "emerging market" if it is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation, or the United Nations or its authorities. An emerging market security is a security issued by a government or other issuer that, in the opinion of the Advisor, has one or more of the following characteristics: (i) the principal trading market of the security is an emerging market; (ii) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold, investments made, or services performed in an emerging market country; or (iii) at least 50% of the assets of the issuer are situated in emerging market countries.

         Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Series may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         The ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a governmental issuer to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a governmental issuer may default on its obligations. If such a default occurs, the Series may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting country itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         The issuers of the government and government-related debt securities in which the Series expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related debt securities in which the Series may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Payments to holders of the high yield, high risk, foreign debt securities in which the Series may invest may be subject to foreign withholding and other taxes. Although the holders of foreign government and government-related debt securities may be entitled to tax gross-up payments from the issuers of such instruments, there is no assurance that such payments will be made.

Investments in Russian Securities

         The Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, International Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund may invest in securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United

States and other more developed markets. Ownership of shares of Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Series could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Series to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase or sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Series from investing in the securities of certain Russian companies deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by the Series if the company deems a purchaser unsuitable, which may expose the Series to potential loss on its investment.

         In light of the risks described above, the Board has approved certain procedures concerning the Series' investments in Russian securities. Among these procedures is a requirement that the Series will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with the Series' sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Series. This requirement will likely have the effect of precluding investments in certain Russian companies that the Series would otherwise make.

SECONDARY RISKS

         The principal risks of investing in each of the Funds is described in the "Risk Considerations" section of the Funds' Prospectus. The secondary risks of investing in each of the Funds are described in Appendix B hereto.

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Series without the approval of a majority of the outstanding voting securities (as defined in the Act) of the Series. Unless otherwise indicated, all percentage limitations listed below apply to the Series only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Series' total assets will not be considered a violation.

         Except as stated under "Principal Investment Strategies" in the Funds' Prospectuses, "Investment Strategies" in this SAI or as noted below, each of the Global Balanced Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Value Equity Fund, U.S. Large Cap Equity Fund, U.S. Small Cap Equity Fund, U.S. Bond Fund and International Equity Fund may not:

     (i) As to 75% of the total assets of each Series, purchase the securities of any one issuer, other than securities issued by the U.S. government or its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the total assets of a Series would be invested in securities of such issuer (this does not apply to the Global Bond Fund, U.S. Value Equity Fund, U.S. Large Cap Equity Fund and U.S. Small Cap Equity
             Fund);

     (ii) Invest in real estate or interests in real estate (this will not prevent a Series from investing in publicly-held REITs or marketable securities of companies which may represent indirect interests in real estate), interests in oil, gas and/or mineral exploration or development programs or leases (this prohibition, with respect to interests in oil, gas and/or mineral exploration or development programs or leases, does not apply to the U.S. Value Equity Fund and U.S. Small Cap Equity Fund);

     (iii) Purchase or sell commodities or commodity contracts, but may enter into futures contracts and options thereon in accordance with its Prospectus. Additionally, each Series may engage in forward foreign currency contracts for hedging and non-hedging purposes;

     (iv) Make investments in securities for the purpose of exercising control over or management of the issuer (this does not apply to the U.S. Value Equity Fund and U.S. Small Cap Equity Fund);

     (v) Purchase the securities of any one issuer if, immediately after such purchase, a Series would own more than 10% of the outstanding voting securities of such issuer (this does not apply to the U.S. Value Equity Fund and U.S. Small Cap Equity Fund);

     (vi) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Series for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin (this does not apply to the U.S. Value Equity Fund and U.S. Small Cap Equity Fund);

     (vii) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed or privately placed debt securities, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

     (viii) Issue senior securities or borrow money in excess of 33 1/3% of the value of its total assets except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of a Series' total assets, asset coverage of at least 300% is required. Except for the U.S. Value Equity Fund and U.S. Small Cap Equity Fund, a Series will not purchase securities when borrowings exceed 5% of that Series' total assets;

     (ix) Purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if immediately after such purchase, the value of a Series' investments in such industry would exceed 25% of the value of the total assets of the Series across several countries;

     (x) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Series may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

     (xi) Invest in securities of any open-end investment company, except that (i) a Series may purchase securities of money market mutual funds, (ii) the Global Balanced Fund and Global Equity Fund may each invest in the securities of closed-end investment companies at customary brokerage commission rates in accordance with the limitations imposed by the Act and the rules thereunder, and (iii) in accordance with any exemptive order obtained from the SEC which permits investment by a Series in other Series or other investment companies or series thereof advised by the Advisor. In addition, each Series may acquire securities of other investment companies if the securities are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a SEC approved offer of exchange (this does not apply to the U.S. Value Equity Fund and U.S. Small Cap Equity Fund);

     (xii) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in a Series' Prospectus (this does not apply to the U.S. Value Equity Fund and U.S. Small Cap Equity Fund); and

     (xiii) Invest more than 5% of its total assets in securities of companies less than three years old. Such three year periods shall include the operation of any predecessor company or companies (this does not apply to the U.S. Value Equity Fund and U.S. Small Cap Equity
             Fund).

         Except as stated under "Principal Investment Strategies" in the Funds' Prospectuses, "Investment Strategies" in this SAI or as noted below, each of the Global Technology Fund, Global Biotech Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund may not:

     (i) Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations (this does not apply to the Global Technology Fund, Global Biotech Fund, U.S. Large Cap Growth Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund);

     (ii) Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

     (iii) Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

     (iv) Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the Act and any rule or order thereunder, or SEC staff interpretations thereof;

     (v) Make loans to other persons, except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the Act or any exemptions therefrom that may be granted by the SEC;

     (vi) Borrow money, except that the Fund may borrow money from banks to the extent permitted by the Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed);

     (vii) Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies) (this does not apply to the Global Technology Fund, Global Biotech Fund and U.S. Real Estate Equity Fund); and

     (viii) Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

                            MANAGEMENT OF THE TRUST

     The Trust is a Delaware business trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Series.

     The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with Brinson Partners, are listed below.

                             Trustees and Officers

                                        POSITION
                                          WITH
NAME                           AGE      THE TRUST                PRINCIPAL
OCCUPATION(S) DURING PAST 5 YEARS
----                           ---      ---------
-------------------------------------------
Walter E. Auch                 80       Trustee          Retired; prior thereto,
Chairman and CEO of Chicago Board of Options
6001 N. 62nd Place                                       Exchange 1979-1986;
Trustee of the Trust since May, 1994; Trustee, Brinson
Paradise Valley, AZ                                      Relationship Funds
since 1994; Trustee, Brinson Supplementary Trust since
85253                                                    1997; Director, Thomson
Asset Management Corp. since 1987; Director, Fort
                                                         Dearborn Income
Securities, Inc. 1987-1995; Director, Smith Barney VIP Fund
                                                         since 1991; Director,
SB Advisers since 1992; Director, SB Trak since 1992;
                                                         Director, Banyan Realty
Trust since 1988; Director, Banyan Land Fund II
                                                         since 1988; Director,
Banyan Mortgage Investment Fund since 1989; and
                                                         Director, Express
America Holdings Corp. since 1992, and Nicholas/Applegate
                                                         Funds and Legend
Properties, Inc.; Director, Geotek Industries, Inc. 1987-
                                                         1998.

Frank K. Reilly                65       Chairman         Professor, University
of Notre Dame since 1982; Trustee of the Trust since
College of Business                     and              1993; Trustee, Brinson
Relationship Funds since 1994; Trustee, Brinson
Administration                          Trustee          Supplementary Trust
since 1997; Director of The Brinson Funds, Inc.
University of                                            1992-1993; Director,
Fort Dearborn Income Securities, Inc. since 1993;
Notre Dame                                               Director, Greenwood
Trust Company since 1993; and Director, Dean Witter
Notre Dame, IN                                           Trust, FSB since 1996.
46556-0399

Edward M. Roob                 66       Trustee          Retired; prior thereto,
Senior Vice President, Daiwa Securities America
841 Woodbine Lane                                        Inc. 1986-1993; Trustee
of the Trust since 1995; Trustee, Brinson
Northbrook, IL  60002                                    Relationship Funds
since 1995; Trustee, Brinson Supplementary Trust since
                                                         1997; Director, Fort
Dearborn Income Securities, Inc. since 1993; Director,
                                                         Brinson Trust Company
since 1993; Committee Member, Chicago Stock Exchange
                                                         since 1993.

Brian M. Storms*               46       Trustee and      President (since 1999)
and Chief Executive Officer (since 2000),
51 W. 52/nd/ Street                     President        Brinson  Advisors,
Inc.; President, Prudential Investments
New York, NY  10019                                      1996-1999; President,
Prudential mutual fund, annuity and managed money
                                                         businesses 1996-1998;
Trustee of the Trust since 2001; Trustee, Brinson
                                                         Relationship Funds
since 2001; Trustee, Brinson Supplementary Trust since
                                                         2001.

* Mr. Storms is an "interested person" of the Trust, as that term is defined in the Act.

                                 POSITION
                                  WITH        OFFICER
NAME                   AGE      THE TRUST      SINCE                 PRINCIPAL
OCCUPATION(S) DURING PAST 5 YEARS
----                   ---      ---------      -----
-------------------------------------------
Carolyn M. Burke*       33      Vice           1995      Director, Brinson
Partners, Inc. since 1997; Associate, Brinson Partners,
                                President                Inc. 1995-1996; Vice
President of the Trust since 2000; Secretary,
                                                         Treasurer and Principal
Accounting Officer of the Trust 1997-2001;
                                                         Assistant Secretary of
the Trust 1996-1997; Vice President of Brinson
                                                         Relationship Funds
since 2000; Secretary, Treasurer and Principal
                                                         Accounting Officer of
Brinson Relationship Funds, 2000-2001; Vice President
                                                         of Brinson
Supplementary Trust since 2000; Secretary, Treasurer and
                                                         Principal Accounting
Officer of Brinson Supplementary Trust, 2000-2001.

Amy R.                  39      Secretary       2001     Executive Director and
the General Counsel, Brinson Advisors, Inc.
Doberman**                                               since 2000; General
Counsel, Aeltus Investment Management, Inc. 1996-2000;
                                                         previously, Assistant
Chief Counsel, Division of Investment Management,
                                                         SEC; Vice President and
Secretary of 22 investment companies for which
                                                         Brinson Advisors, UBS
PaineWebber or one of their affiliates serves as
                                                         investment advisor.

Paul H.                 38      Treasurer       2001     Executive Director and
the Head of the Mutual Fund Finance Department,
Schubert***                     and                      Brinson Advisors, Inc.
since 1997; First Vice President and  Senior Manager
                                Principal                of Mutual Fund Finance
Department, Brinson Advisors, Inc. 1994-1997;
                                Accounting               Treasurer and Principal
Accounting Officer of the Trust since 2001;
                                Officer                  Treasurer and Principal
Accounting Officer of Brinson Relationship Funds
                                                         since 2001; Treasurer
and Principal Accounting Officer of Brinson
                                                         Supplementary Trust
since 2001; Vice President and Treasurer of 22
                                                         investment companies
for which Brinson Advisors, UBS PaineWebber or one of
                                                         their affiliates serves
as investment advisor.

David E. Floyd*         32      Assistant       1998     Associate Director,
Brinson Partners, Inc. since 1998; Associate, Brinson
                                Secretary                Partners, Inc.,
1994-1998; Assistant Trust Officer, Brinson Trust
                                                         Company since 1993;
Assistant Secretary of the Trust since 1998; Assistant
                                                         Secretary, Brinson
Relationship Funds since 1998; Assistant Secretary,
                                                         Brinson Supplementary
Trust since 1998.

Mark F. Kemper*         43      Assistant       1999     Director,  Brinson
Partners,  Inc. since 1993;  Secretary,  Brinson
                                Secretary                Partners, Inc. since
1999; Assistant Secretary, Brinson Partners, Inc.
                                                         1993-1999; Assistant
Secretary, Brinson Trust Company since 1993;
                                                         Secretary, UBS Brinson
since 1998; Assistant Secretary, Brinson Holdings,
                                                         Inc. 1993-1998;
Assistant Secretary of the Trust since 1999; Assistant
                                                         Secretary, Brinson
Relationship Funds since 1999; Assistant Secretary,
                                                         Brinson Supplementary
Trust since 1999.

------------
* This person's business address is Brinson Partners, Inc., 209 South LaSalle Street, Chicago, IL 60604-1295.

**   This person's business address is Brinson Advisors, Inc., 51 West 52/nd/
Street, New York, NY 10019-6114.

*** This person's business address is Brinson Advisors, Inc., Newport Center III, 499 Washington Blvd., 14/th/ Floor, Jersey City, NJ 07310-1998.

                              COMPENSATION TABLE

                                    Trustees

                                             AGGREGATE COMPENSATION
   TOTAL COMPENSATION FROM
                                            FROM TRUST FOR FISCAL YEAR
    TRUST AND FUND COMPLEX
NAME AND POSITION HELD                         ENDED JUNE 30, 2001
      PAID TO TRUSTEES/1/
----------------------                         -------------------
      ----------------
Walter E. Auch, Trustee                            $21,600
           $49,200
6001 N. 62nd Place

Paradise Valley, AZ  85253



Frank K. Reilly, Trustee                           $21,600
           $61,800
College of Business Administration

University of Notre Dame

Notre Dame, IN  46556-0399



Edward M. Roob, Trustee                            $21,600
           $62,550
841 Woodbine Lane

Northbrook, IL  60002

/1/ This amount represents the aggregate amount of compensation paid to the Trustees for (a) service on the Board for the Trust's most recently completed fiscal year; and (b) service on the Board of Trustees of three other investment companies managed by Brinson Partners for the fiscal year ended June 30, 2001, with respect to Messrs. Reilly and Roob, and two other companies managed by Brinson Partners for the fiscal year ended June 30, 2001, with respect to Mr. Auch. During this period, the Trust had thirteen operating series. Mr. Storms did not receive any compensation from the Trust for the fiscal year ended June 30, 2001.

         No officer or Trustee of the Trust who is also an officer or employee of Brinson Partners receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with Brinson Partners a fee of $6,000 per year, plus $300 per Series per meeting, and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings.

         The Board has an Audit Committee, which has the responsibility, among other things, to (i) recommend the selection of the Trust's independent auditors, (ii) review and approve the scope of the independent auditors' audit activity, (iii) review the audited financial statements, and (iv) review with such independent auditors the adequacy of the Series' basic accounting system and the effectiveness of the Series' internal controls. The Audit Committee met once during the fiscal year ended June 30, 2001. There is no separate nominating or investment committee. Items pertaining to these committees are submitted to the full Board.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of July 15, 2001, the officers and Trustees, unless otherwise noted, as a group owned less than 1% of the outstanding equity securities of the Trust and of each class of equity securities of the Trust.

         As of July 15, 2001, the following persons owned, of record or beneficially, more than 5% of the outstanding voting shares of the Brinson Fund-Class Y (formerly, Brinson Fund-Class I), Brinson Fund-Class A (formerly, Brinson Fund-Class N), UBS Investment Funds class of shares or of the Series, as applicable:

U.S. BOND FUND

                                                                 Percentage of
                   Percentage of
Name & Address of Beneficial Owners                                 Class
                      Series
-----------------------------------                                 -----
                      ------
Brinson Fund-Class Y
*+State Street Bank & Trust Co.                                     36.60%
                      34.24%
       Westwood, MA

Reid Hospital & Health Care Services Foundation                      8.83%
                       8.26%
       Richmond, IN

Mac & Co.                                                            6.35%
                       5.94%
       Pittsburgh, PA

UBS AG                                                               6.23%
                       5.83%
       New York, NY

Maureen K. Wolfson Trustee                                           5.09%
                       4.76%
       Secaucus, NJ

Brinson Fund-Class A
*Guernroy Ltd.                                                      64.57%
                       0.17%
       Guernsey Channel ISL

*Charles Schwab & Co., Inc.                                         34.38%
                       0.09%
       San Francisco, CA

UBS Investment Funds Class
*UBS AG                                                             27.86%
                       1.72%
       New York, NY

PJ Mechanical Corp.                                                 12.14%
                       0.75%
       New York, NY

PaineWebber                                                          9.90%
                       0.61%
       New York, NY

Fox & Co.                                                            9.00%
                       0.56%
       New York, NY

PaineWebber                                                          8.93%
                       0.55%
       Westley, CA

Donald L. Chalmers                                                   7.01%
                       0.43%
       Houston, TX

David J. Nash                                                        6.22%
                       0.38%
       New York, NY

PJ Mechanical Corp.                                                  5.30%
                       0.33%
       New York, NY


HIGH YIELD FUND

                                                                 Percentage of
                   Percentage of
Name & Address of Beneficial and Record Owners                      Class
                      Series
----------------------------------------------                      -----
                      ------

Brinson Fund-Class Y
*+BBH & Co.                                                         37.08%
                      36.03%
       Jersey City, NJ

*+UBS AG                                                            31.68%
                      30.79%
       New York, NY

Brown Brothers Harriman                                             10.04%
                       9.75%
       Jersey City, NJ

Brinson Fund-Class A
*Brinson Partners, Inc.                                               100%
                        N/A
       Chicago, IL

UBS Investment Funds Class
*PaineWebber                                                        33.29%
                       0.94%
       Woodland Hills, CA

Blush and Co.                                                       10.42%
                       0.30%
       New York, NY

PaineWebber                                                          9.86%
                       0.28%
       Hillsborough, CA

David J. Nash                                                        7.28%
                       0.21%
       New York, NY

PJ Mechanical Corp.                                                  5.87%
                       0.17%
       New York, NY


U.S. BALANCED FUND

                                                                 Percentage of
                   Percentage of
Name & Address of Beneficial and Record Owners                      Class
                      Series
----------------------------------------------                      -----
                      ------

Brinson Fund-Class Y
*+State Street Bank & Trust Co.                                     43.94%
                      41.59%
       Westwood, MA

*+Wilmington Trust Co.                                              29.31%
                      27.75%
       Wilmington, DE

Brown Brothers Harriman                                             10.69%
                      10.12%
       New York, NY

The Society of the Sisters of Christian Charity                      9.33%
                       8.83%
       Wilmette, IL

Brinson Fund-Class A
*Brinson Partners, Inc.                                               100%
                        N/A
       Chicago, IL

UBS Investment Funds Class
*UBS AG                                                             26.99%
                       1.44%
       New York, NY

PaineWebber                                                         16.54%
                       0.88%
       Mt. Washington, MA

PaineWebber                                                         15.85%
                       0.85%
       Beverly Hills, CA

PaineWebber                                                          8.36%
                       0.45%
       Chestnut Hill, MA

PaineWebber                                                          8.26%
                       0.44%
       Little Neck, NY

Thomas M. Quinn and Christine M. Brown Quinn                         5.65%
                       0.30%
       St. Albans Herts, England


U.S. EQUITY FUND

                                                                  Percentage of
                    Percentage of
Name & Address of Beneficial and Record Owners                       Class
                      Series
----------------------------------------------                       -----
                      ------

Brinson Fund-Class Y
*+State Street Bank & Trust Co.                                     36.83%
                      31.77%
       Westwood, MA

Brown Brothers Harriman                                             13.97%
                      12.05%
       New York, NY

T. Rowe Price Associates, Inc.                                      12.23%
                      10.55%
       Chicago, IL

Wilmington Trust Co.                                                 7.55%
                       6.51%
       Wilmington, DE

Marshall & Ilsley Trust Co.                                          6.81%
                       5.87%
       Janesville, WI

Brinson Fund-Class A
*Merrill Lynch, Pierce, Fenner & Smith                              99.10%
                       9.60%
       Jacksonville, FL

UBS Investment Funds Class
*Fox & Co.                                                          23.92%
                       0.97%
       New York, NY

UBS AG                                                              22.69%
                       0.92%
       New York, NY

Blush and Co.                                                       15.58%
                       0.63%
       New York, NY

PJ Mechanical Corp.                                                  5.11%
                       0.21%
       New York, NY


U.S. LARGE CAP EQUITY FUND

                                                                  Percentage of
                    Percentage of
Name & Address of Beneficial and Record Owners                       Class
                       Series
----------------------------------------------                       -----
                       ------

Brinson Fund-Class Y
*+Firlin Co.                                                        55.18%
                      53.28%
       Lincoln, NE

Wilmington Trust Co.                                                19.81%
                      19.13%
       Wilmington, DE

Wilmington Trust Co.                                                13.55%
                      13.08%
       Wilmington, DE

Fidelity Investments Institutional Operations Co., Inc.              7.47%
                       7.21%
    Covington, KY

Brinson Fund-Class A
*National Financial Services Corp.                                    100%
                       0.26%
       New York, NY

UBS Investment Funds Class
*Thomas M. Quinn and Christine M. Brown Quinn                       37.56%
                       1.20%
       St. Albans Herts, England

*UBS AG                                                           32.26%
                     1.03%
       New York, NY



PaineWebber                                                       16.85%
                     0.54%
       Los Angeles, CA



Clayton S. Hovivian                                               10.87%
                     0.35%
       Los Angeles, CA

U.S. LARGE CAP GROWTH FUND

                                                              Percentage of
                Percentage of
Name & Address of Beneficial and Record Owners                    Class
                    Series
----------------------------------------------                    -----
                    ------
Brinson Fund-Class Y
*+Wilmington Trust Company                                        43.12%
                    21.35%
       Wilmington, DE



Howard Smith & Levin LLP                                          22.86%
                    11.32%
       New York, NY



PaineWebber                                                        8.37%
                     4.14%
       New York, NY



PaineWebber                                                        8.37%
                     4.14%
       Weehawken, NJ



PaineWebber                                                        6.34%
                     3.14%
       Hanover, NH



Brinson Fund-Class A

*Brinson Partners, Inc.                                             100%
                     0.02%
       Chicago, IL



UBS Investment Funds Class

*UBS AG                                                           13.56%
                     6.85%
       New York, NY



Brian Vaughan                                                     12.73%
                     6.42%
       Moraga, CA



PaineWebber                                                        7.61%
                     3.84%
       New York, NY

U.S. SMALL CAP GROWTH FUND

                                                              Percentage of
                Percentage of
Name & Address of Beneficial and Record Owners                    Class
                    Series
----------------------------------------------                    -----
                    ------
Brinson Fund-Class Y
*+UBS                                                             44.65%
                    41.88%
       New York, NY



Wilmington Trust Co.                                              14.10%
                    13.24%
       Wilmington, DE



Island Holdings, Inc.                                             13.87%
                    13.00%
       Honolulu, HI



UBS AG                                                            10.60%
                     9.94%
       New York, NY


Brinson Fund-Class A

*Brinson Partners, Inc.                                             100%
                       N/A
       Chicago, IL



UBS Investment Funds Class

*UBS AG                                                           18.23%
                     1.13%
       New York, NY



Donald L. Chalmers                                                16.50%
                     1.03%
       Houston, TX


PaineWebber                                                       5.69%
                    0.35%
       Los Angeles, CA

GLOBAL BALANCED FUND

                                                              Percentage of
                Percentage of
Name & Address of Beneficial and Record Owners                    Class
                    Series
----------------------------------------------                    -----
                    ------
Brinson Fund-Class Y
*+Wilmington Trust Co.                                            26.44%
                    25.32%
       Wilmington, DE



Bankers Trust Co.                                                 10.36%
                     9.92%
       Jersey City, NJ



Wilmington Trust Co.                                              10.02%
                     9.60%
       Wilmington, DE


Brinson Fund-Class A

*EMJAYCO                                                          82.29%
                     0.03%
       Milwaukee, WI



BNY Clearing Services LLC                                         17.71%
                       N/A
       Milwaukee, WI



UBS Investment Funds Class

*UBS AG                                                           20.93%
                     0.88%
       New York, NY

GLOBAL EQUITY FUND

                                                              Percentage of
                Percentage of
Name & Address of Beneficial and Record Owners                    Class
                    Series
----------------------------------------------                    -----
                    ------
Brinson Fund-Class Y
*Wilmington Trust Co.                                             37.68%
                    24.13%
       Wilmington, DE



*State Street Bank & Trust Co.                                    35.70%
                    22.86%
       Westwood, MA



Brinson Fund-Class A

*National Financial Services Corp.                                70.95%
                     0.38%
       New York, NY



*Naidot & Co.                                                     29.05%
                     0.15%
       Woodbridge, NJ



UBS Investment Funds Class

*UBS AG                                                           17.00%
                     6.02%
       New York, NY



Fox & Co.                                                          8.69%
                     3.08%
       New York, NY

GLOBAL TECHNOLOGY FUND

                                                              Percentage of
                Percentage of
Name & Address of Beneficial and Record Owners                    Class
                    Series
----------------------------------------------                    -----
                    ------
Brinson Fund-Class Y
*James C. Hansel                                                  29.22%
                     5.70%
       Old Greenwich, CT


*National Financial Services Corp.                                27.71%
                     5.41%
       New York, NY



*Wilmington Trust Co.                                             26.55%
                     5.18%
       Wilmington, DE



Special Custody Acct                                               8.18%
                     1.60%
       New York, NY



Brinson Fund-Class A

*Brinson Partners, Inc.                                             100%
                     0.07%
       Chicago, IL



UBS Investment Funds Class

*+Omibus Reinvest Acct.                                           32.26%
                    25.94%
       New York, NY



RDA International Inc.                                            23.88%
                    19.20%
       Houston, TX



Wilmington Trust Corp.                                            15.48%
                    12.45%
       Wilmington, DE



PJ Mechanical Corp.                                                6.05%
                     4.87%
       New York, NY

GLOBAL BIOTECH FUND

                                                              Percentage of
                Percentage of
Name & Address of Beneficial and Record Owners                    Class
                    Series
----------------------------------------------                    -----
                    ------
Brinson Fund-Class Y
Brinson Partners, Inc.                                            71.83%
                    40.03%
       Chicago, IL



Wilmington Trust Co.                                              23.99%
                    13.37%
       Wilmington, DE



Brinson Fund-Class A

*Brinson Partners, Inc.                                             100%
                     0.08%
       Chicago, IL



UBS Investment Funds Class

*UBS AG                                                           34.24%
                    15.13%
       New York, NY



*Wilmington Trust Corp.                                           28.41%
                    12.55%
       Wilmington, DE


RDA International Inc.
       Houston, TX                                                13.99%
                     6.18%


PaineWebber

        Los Angeles, CA                                            7.06%
                     3.12%

GLOBAL BOND FUND

                                                              Percentage of
                Percentage of
Name & Address of Beneficial and Record Owners                    Class
                    Series
----------------------------------------------                    -----
                    ------
Brinson Fund-Class Y
*+Wilmington Trust Co.                                            41.81%
                    40.23%
       Wilmington, DE



*Wilmington Trust Co.                                             25.42%
                    24.46%
       Wilmington, DE



State Street Bank & Trust Co.                                     16.79%
                    16.16%
       Westwood, MA



Brinson Fund-Class A

*Merrill Lynch, Pierce, Fenner & Smith                              100%
                     0.01%
       Jacksonville, FL



UBS Investment Funds Class

Fox & Co.                                                         19.07%
                     0.72%
       New York, NY



UBS AG                                                            17.33%
                     0.65%
       New York, NY



PaineWebber                                                       12.54%
                     0.47%
       Albuquerque, NM



UBS AG                                                             9.28%
                     0.35%
       New York, NY



Herman Aster                                                       8.93%
                     0.34%
       San Jose, CA



Richard D. Freemon                                                 5.95%
                     0.22%
       San Francisco, CA


PaineWebber                                                        5.87%
                     0.22%
       Saratoga, CA



Blush and Co.                                                      5.04%
                     0.19%
       New York, NY

INTERNATIONAL EQUITY FUND

                                                              Percentage of
                Percentage of
Name & Address of Beneficial and Record Owners                    Class
                    Series
----------------------------------------------                    -----
                    ------
Brinson Fund-Class Y
*+Brown Brothers Harriman                                         26.66%
                    25.51%
       New York, NY



Key Trust Company                                                 11.25%
                    10.77%
       Cleveland, OH



State Street Bank & Trust Co.                                     10.32%
                     9.88%
       Westwood, MA



American Express Trust Co.                                         8.59%
                     8.22%
       Minneapolis, MN



Brinson Fund-Class A

*National Financial Services Corp.                                99.68%
                     0.21%
       New York, NY



UBS Investment Funds Class

*EMJAYCO                                                          59.11%
                     2.42%
       Milwaukee, WI

* Person deemed to control the class within the meaning of the Act. Note that such persons possess the ability to control the outcome of matters submitted for the vote of shareholders of that class.

+ Person deemed to control the Series within the meaning of the Act. Note that such persons possess the ability to control the outcome of matters submitted for the vote of shareholders of that Series.

         As of July 15, 2001, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Trust:

Name & Address of Beneficial and Record Owners               Percentage
----------------------------------------------               ----------

Wilmington Trust Co.                                            5.95%
       Wilmington, DE

         Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of the Trust is presumed to control the Trust under the provisions of the Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust or a particular Fund.

                  INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
                        AND OTHER SERVICE ARRANGEMENTS

Advisor

         Brinson Partners, a Delaware corporation, is an investment management firm, managing as of _________, 2001, $____ billion, primarily for institutional pension and profit sharing funds. Brinson Partners and its predecessor entities have managed domestic and international investment assets since 1974 and global investment assets since 1982. Brinson Partners is a wholly-owned subsidiary of UBS AG ("UBS") and a member of the UBS Asset Management Division. UBS Asset Management has offices worldwide in addition to Brinson Partners' principal office at 209 South LaSalle Street, Chicago, IL 60604-1295. UBS, headquartered in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. UBS was formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation in June 1998.

         Brinson Partners also serves as the investment advisor to two other investment companies, Brinson Relationship Funds and Fort Dearborn Income Securities, Inc., and as a sub-advisor to the Vision Group of Funds and one fund within the Brinson Advisors family of funds.


         Pursuant to its investment advisory agreements (the "Agreements") with the Trust, on behalf of each Fund, Brinson Partners receives from each Series a monthly fee at an annual rate (as described in the Prospectus and below) multiplied by the average daily net assets of that Fund for providing investment advisory services. Brinson Partners is responsible for paying its expenses. Under the Agreements, each Fund pays the following expenses: (1) the fees and expenses of the Trust's disinterested Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with Brinson Partners; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) auditing and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's custodian, administrative and transfer agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

         Under the Agreements, the Advisor is entitled to a monthly fee of the respective Fund's average daily net assets equal to annual rates of: 0.80% for the Global Balanced Fund; 0.80% for the Global Equity Fund; 1.40% for the Global Technology Fund; 1.15% for the Global Biotech Fund; 0.75% for the Global Bond Fund; 0.70% for the U.S. Balanced Fund; 0.70% for the U.S. Equity Fund; 0.70% for the U.S. Value Equity Fund; 0.70% for the U.S. Large Cap Equity Fund; 0.70% for the U.S. Large Cap Growth Fund; 1.00% for the U.S. Small Cap Equity Fund; 1.00% for the U.S. Small Cap Growth Fund; 0.90% for the U.S. Real Estate Equity Fund; 0.50% for the U.S. Bond Fund; 0.60% for the High Yield Fund; 0.80% for the International Equity Fund; 1.10% for the Emerging Markets Equity Fund; and 0.65% for the Emerging Markets Debt Fund. The fees payable to Brinson Partners by the Global Balanced

Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, International Equity Fund and Emerging Markets Equity Fund are higher than the advisory fees paid by most other mutual funds, but is comparable to those of other mutual funds with similar investment objectives.

      The Advisor has agreed irrevocably to waive its fees and reimburse expenses to the extent that total operating expenses exceed the following rates of the respective Fund's average daily net assets, excluding any 12b-1 Plan expenses: 1.10% for the Global Fund; 1.00% for the Global Equity Fund; 1.55% for the Global Technology Fund; 1.30% for the Global Biotech Fund; 0.90% for the Global Bond Fund; 0.80% for the U.S. Balanced Fund; 0.80% for the U.S. Equity Fund; 0.80% for the U.S. Large Cap Equity Fund; 0.80% for the U.S. Large Cap Growth Fund; 1.15% for the U.S. Small Cap Growth Fund; 0.60% for the U.S. Bond Fund; 0.70% for the High Yield Fund; and 1.00% for the International Equity Fund. The Advisor may recapture any amounts waived or reimbursed with respect to the Global Technology Fund or Global Biotech Fund, subject to the following conditions: (1) the Advisor must request reimbursement within five years from the date on which the waiver and/or reimbursement was made, and (2) the Fund must be able to reimburse the Advisor and remain within the operating expense limits noted in this paragraph.

      From September 1, 2001 to September 1, 2002, the Advisor has agreed to waive its fees and reimburse expenses to the extent that total operating expenses exceed the following rates of the respective Fund's average daily net assets, excluding any 12b-1 Plan expenses: 0.85% for the U.S. Value Equity Fund; 1.15% for the U.S. Small Cap Equity Fund and Emerging Markets Debt Fund; 1.05% for the U.S. Real Estate Equity Fund; and 1.60% for the Emerging Markets Equity Fund. The Advisor may recapture any amounts waived or reimbursed with respect to the Funds, subject to the following conditions: (1) the Advisor must request reimbursement within five years from the date on which the waiver and/or reimbursement was made, and (2) the Fund must be able to reimburse the Advisor and remain within the operating expense limits noted in this paragraph.


      Advisory fees accrued to Brinson Partners were as follows:


A.    FISCAL YEAR ENDED JUNE 30, 2001

                              GROSS ADVISORY          NET ADVISORY FEES
  FUND EXPENSES
                               FEES EARNED                   PAID
      PAID
SERIES*                         BY ADVISOR             AFTER FEE WAIVER
   BY ADVISOR
------                          ----------             ----------------
   ----------
GLOBAL BALANCED FUND*              $                     $
      $
GLOBAL EQUITY FUND                 $                     $
      $
GLOBAL TECHNOLOGY FUND             $                     $
      $
GLOBAL BIOTECH FUND                $                     $
      $
GLOBAL BOND FUND                   $                     $
      $
U.S. BALANCED FUND                 $                     $
      $
U.S. EQUITY FUND                   $                     $
      $
U.S. LARGE CAP EQUITY FUND         $                     $
      $
U.S. LARGE CAP GROWTH FUND         $                     $
      $
U.S. SMALL CAP GROWTH FUND         $                     $
      $

                              GROSS ADVISORY          NET ADVISORY FEES
  FUND EXPENSES
                               FEES EARNED                   PAID
      PAID
SERIES*                         BY ADVISOR             AFTER FEE WAIVER
   BY ADVISOR
------                          ----------             ----------------
   ----------
U.S. BOND FUND                     $                     $
      $
HIGH YIELD FUND                    $                     $
      $
INTERNATIONAL EQUITY FUND          $                     $
      $

* The U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund.

     General expenses of the Trust (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

     The Agreements for the Sub-Advised Funds permit the Advisor to engage the services of sub-advisors to assist in managing the assets of the Funds.

B.   FISCAL YEAR ENDED JUNE 30, 2000

                                    GROSS ADVISORY           NET ADVISORY FEES
            FUND EXPENSES
                                     FEES EARNED                   PAID
                PAID
SERIES*                              BY ADVISOR               AFTER FEE WAIVER
              BY ADVISOR
------                               ----------               ----------------
              ----------
GLOBAL BALANCED FUND*                $ 2,899,741                $ 2,899,741
               $       0
GLOBAL EQUITY FUND                   $   639,859                $   585,500
               $  54,359
GLOBAL TECHNOLOGY FUND               $       549                $         0
               $   4,639
GLOBAL BIOTECH FUND                  $       480                $         0
               $   3,736
GLOBAL BOND FUND                     $   597,228                $   506,158
               $  91,070
U.S. BALANCED FUND                   $   199,072                $   141,636
               $  57,436
U.S. EQUITY FUND                     $ 3,376,519                $ 3,216,420
               $ 160,099
U.S. LARGE CAP EQUITY FUND           $   163,052                $    54,768
               $ 108,284
U.S. LARGE CAP GROWTH FUND           $    71,140                $         0
               $ 101,584
U.S. SMALL CAP GROWTH FUND           $   445,220                $   375,907
               $  69,313
U.S. BOND FUND                       $   452,989                $   392,160
               $  60,829
HIGH YIELD FUND                      $   336,440                $   248,712
               $  87,728
INTERNATIONAL EQUITY FUND            $ 3,822,993                $ 3,822,993
               $       0

* The U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund.

C.    FISCAL YEAR ENDED JUNE 30, 1999

                                    GROSS ADVISORY           NET ADVISORY FEES
            FUND EXPENSES
                                     FEES EARNED                   PAID
                PAID
SERIES*                              BY ADVISOR               AFTER FEE WAIVER
              BY ADVISOR
------                               ----------               ----------------
              ----------
GLOBAL BALANCED FUND*                $ 4,403,642               $ 4,403,642
               $        0
GLOBAL EQUITY FUND                   $   628,067               $   591,107
               $   36,960
GLOBAL BOND FUND                     $   957,176               $   957,176
               $        0
U.S. BALANCED FUND                   $   347,296               $   268,010
               $   79,286
U.S. EQUITY FUND                     $ 5,047,492               $ 5,047,492
               $        0
U.S. LARGE CAP EQUITY FUND           $   137,200               $    40,042
               $   97,158
U.S. LARGE CAP GROWTH FUND**         $    18,582               $         0
                   42,136
U.S. SMALL CAP GROWTH FUND**         $   148,873               $   123,087
               $   25,786
U.S. BOND FUND                       $   418,445               $   407,073
               $   11,372
HIGH YIELD FUND**                    $   173,302               $   137,039
               $   36,263
INTERNATIONAL EQUITY FUND*           $ 3,713,448               $ 3,713,448
               $        0

* The Global Technology Fund, Global Biotech Fund, U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund.

** Effective December 19, 1998, and as further discussed below, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were reorganized into the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, respectively. Fees for the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund reflect fees paid during the period from January 1, 1999 through June 30, 1999. The U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund initially had fiscal years ending on December 31. At the February 22, 1999 Board of Trustees' meeting, the Board of Trustees of the Trust voted to change the fiscal year end of these three Funds to June 30.

         Prior to the reorganization of the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund (collectively, the "UBS Funds" and each a "UBS Fund") into the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, respectively, each of the UBS Funds invested substantially all of its investable assets in a corresponding portfolio of UBS Investor Portfolios Trust (collectively, the "UBS Portfolios" and each a "UBS Portfolio"). Under the investment advisory agreement of each UBS Portfolio with the New York office of UBS, as the successor to the New York Branch of the Union Bank of Switzerland ("UBS-NY"), UBS was entitled to a monthly fee of the corresponding UBS Portfolios' average daily net assets as follows: annual rates of 0.60% for the UBS Large Cap Growth Fund and the UBS Small Cap Fund and 0.45% for the UBS High Yield Bond Fund. UBS-NY agreed to waive its fees and reimburse each UBS Fund and its corresponding Portfolio to the extent that each UBS Fund's total operating expenses (including its share of its corresponding Portfolio's expenses) exceeded, on an annual basis, the following rates of the respective UBS Fund's average daily net assets: 1.00% for the UBS Large Cap Growth Fund, 1.20% for the UBS Small Cap Fund and 0.90% for the UBS High Yield Bond Fund.

         Advisory fees accrued to UBS-NY for the UBS Funds for the period January 1, 1998 through December 18, 1998 were as follows:

                              GROSS ADVISORY  NET ADVISORY FEES  FUND EXPENSE
                               FEES EARNED          PAID             PAID
SERIES*                        BY ADVISOR      AFTER FEE WAIVER    BY ADVISOR
------                         ----------      ----------------    ----------

UBS LARGE CAP GROWTH FUND       $  32,644             $      0      $  97,199
UBS SMALL CAP FUND              $ 107,673             $ 19,971      $  87,702
UBS HIGH YIELD BOND FUND        $  71,860             $      0      $ 117,430

         Under sub-advisory agreements with UBS Brinson, Inc., as the successor to UBS Asset Management (New York), Inc. (the "Prior Sub-Advisor"), UBS-NY paid the Prior Sub-Advisor a monthly fee of the respective UBS Portfolios' average daily net assets as follows:


    UBS LARGE CAP GROWTH PORTFOLIO       0.30% of the first $25 million;
                                         0.25% of the next $25 million;
                                         and 0.20% over $50 million

    UBS SMALL CAP PORTFOLIO
                                         0.40% of the first $25 million;
                                         0.325% of the next $25 million;
                                         and 0.25% over $50 million


    UBS HIGH YIELD BOND PORTFOLIO        0.25% of the first $25 million;
                                         0.20% of the next $25 million;
                                         and 0.15% over $50 million

         UBS-NY was responsible for paying the Prior Sub-Advisor its fees. For the period January 1, 1998 to December 18, 1998, UBS-NY did not pay any fees to the Prior Sub-Advisor on behalf of the UBS Large Cap Growth Portfolio, UBS Small Cap Portfolio and UBS High Yield Bond Portfolio.

Sub-Advisor

         The Advisor has entered into sub-advisory agreements with Brinson Partners (NY), Inc., f/k/a UBS Asset Management (New York), Inc. (the "Sub-Advisor"), 10 East 50/th/ Street, New York, New York on behalf of each of the Sub-Advised Funds. The Sub-Advisor is an affiliate of the Advisor. Under the direction of the Advisor, the Sub-Advisor is responsible for managing the investment and reinvestment of that portion of a Fund's portfolio that the Advisor designates from time to time. The Sub-Advisor serves as sub-advisor to the Global Technology Fund, Global Biotech Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund and High Yield Fund. The Sub-Advisor had previously served as advisor to the UBS Portfolios. The Sub-Advisor furnishes the Advisor with investment recommendations, asset allocation advice, research and other investment services subject to the direction of the Trust's Board and officers. The Advisor pays the Sub-Advisor a portion of the fee it receives under its Agreement with each Sub-Advised Fund as follows:

                                                        SUB-ADVISORY FEE PAID
                                                        ---------------------
                                                        TO THE SUB-ADVISOR BY
                                                        ---------------------
     SERIES                            ADVISORY FEE            ADVISOR
     ------                            ------------            -------
     GLOBAL TECHNOLOGY FUND                1.40%                 0.10
     GLOBAL BIOTECH FUND                   1.15%                 0.10

     U.S. LARGE CAP GROWTH FUND            0.70%                 0.10
     U.S. SMALL CAP GROWTH FUND            1.00%                 0.10
     U.S. REAL ESTATE EQUITY FUND          0.90%                 0.10
     HIGH YIELD FUND                       0.60%                 0.10

         Sub-advisory fees paid by the Advisor to the Sub-Advisor for the fiscal year ended June 30, 2001 were as follows:

     SERIES                                             SUB-ADVISORY FEES
     ------                                             -----------------
     GLOBAL TECHNOLOGY FUND                          $
     GLOBAL BIOTECH FUND                             $
     U.S. LARGE CAP GROWTH FUND                      $
     U.S. SMALL CAP GROWTH FUND                      $
     U.S. REAL ESTATE EQUITY FUND                    $
     HIGH YIELD FUND                                 $

Administrative, Accounting and Custody Services

         Administrative and Accounting Services. Effective October 1, 2001, Brinson Advisors, with its principal office located at 51 West 52/nd/ Street, New York, New York 10019-6114, serves as the Funds' administrator. Brinson Advisors is an indirect wholly-owned asset management subsidiary of UBS. Brinson Advisors is an affiliate of the Advisor.

         As administrator, Brinson Advisors supervises and manages all aspects (other than investment advisory activities) of the Trust's operations. Under the Administration Contract, Brinson Advisors will not be liable for any error of judgement or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Brinson Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract terminates automatically upon its assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of a Funds' outstanding voting securities, on 60 days' written notice to Brinson Advisors, or by Brinson Advisors on 60 days' written notice to the Trust. J.P. Morgan Investors Services Co. ("J.P. Morgan") (formerly named Chase Global Funds Services Company) provides accounting, portfolio valuation and certain administrative services for the Funds under a Multiple Services Agreement between the Trust and The Chase Manhattan Bank ("Chase"). J.P. Morgan is located at 73 Tremont Street, Boston, MA 02108-3913 and is a corporate affiliate of Chase.

         Each Fund pays a fee to Brinson Advisors that is computed daily and paid monthly at an annual rate of 0.075% of average daily net assets of such Fund. This fee is the same amount that was previously paid to J.P. Morgan as the Trust's administrator.

         Until October 1, 2001, J.P. Morgan served as administrator, accounting and portfolio valuation agent, and transfer agent under a Multiple Services Agreement, which also included the custodian services performed by Chase. For the fiscal year ended June 30, 2001, aggregate fees paid to J.P. Morgan for administration, accounting, portfolio valuation and transfer agency services were as follows:

                                                     FISCAL YEAR
FUND                                             ENDED JUNE 30, 2001*
----                                             -------------------

GLOBAL BALANCED FUND*                                $
GLOBAL EQUITY FUND                                   $
GLOBAL TECHNOLOGY FUND                               $
GLOBAL BIOTECH FUND                                  $
GLOBAL BOND FUND                                     $
U.S. BALANCED FUND                                   $
U.S. EQUITY FUND                                     $
U.S. LARGE CAP EQUITY FUND                           $
U.S. LARGE CAP GROWTH FUND                           $
U.S. SMALL CAP GROWTH FUND                           $
U.S. BOND FUND                                       $
HIGH YIELD FUND                                      $
INTERNATIONAL EQUITY  FUND                           $

* The U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund.

         For the fiscal year ended June 30, 2000, aggregate fees paid to J.P. Morgan for administration, accounting, portfolio valuation and transfer agency services under the Multiple Services Agreement were as follows:

                                                     FISCAL YEAR
FUND                                             ENDED JUNE 30, 2001*
----                                             -------------------

GLOBAL BALANCED FUND*                                $    265,531
GLOBAL EQUITY FUND                                   $      8,046
GLOBAL TECHNOLOGY FUND                               $         36
GLOBAL BIOTECH FUND                                  $         33
GLOBAL BOND FUND                                     $      4,425
U.S. BALANCED FUND                                   $      1,442
U.S. EQUITY FUND                                     $     38,857
U.S. LARGE CAP EQUITY FUND                           $        388
U.S. LARGE CAP GROWTH FUND                           $        527
U.S. SMALL CAP GROWTH FUND                           $      1,458
U.S. BOND FUND                                       $      1,098
HIGH YIELD FUND                                      $      1,087
INTERNATIONAL EQUITY FUND                            $    364,818

* The Global Technology Fund commenced operations on May 26, 2000. The Global Biotech Fund commenced operations on June 2, 2000. The U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund.

         For the period October 1, 1998 through June 30, 1999, aggregate fees paid to J.P. Morgan for administration, accounting, portfolio valuation and transfer agency services were as follows:

                                                  OCTOBER 1, 1998
                                                THROUGH FISCAL YEAR
FUND*                                           ENDED JUNE 30, 1999
----                                            -------------------

GLOBAL BALANCED FUND*                               $    375,205
GLOBAL EQUITY FUND                                  $      5,133
GLOBAL BOND FUND                                    $     15,273
U.S. BALANCED FUND                                  $        821
U.S. EQUITY FUND                                    $     31,531
U.S. LARGE CAP EQUITY FUND*                         $        547
U.S. LARGE CAP GROWTH FUND*                         $        195
U.S. SMALL CAP GROWTH FUND*                         $        505
U.S. BOND FUND                                      $        127
HIGH YIELD FUND                                     $        418
INTERNATIONAL EQUITY FUND*                          $    263,096

* The Global Technology Fund, Global Biotech Fund, U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund. Effective on December 19, 1998, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were reorganized into the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, respectively. Fees for the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund reflect fees paid during the period from January 1, 1999 through June 30, 1999.

         For the period December 19, 1998 through December 31, 1998, the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund did not pay any fees to J.P. Morgan for administration, accounting, portfolio valuation and transfer agency services.

         For the period July 1, 1998 through September 30, 1998, aggregate fees paid to Morgan Stanley Trust Company, prior to its merger into Chase, for administration, accounting, portfolio valuation and transfer agency services were as follows:

                                                  JULY 1, 1998
                                                     THROUGH
FUND*                                           SEPTEMBER 30, 1998
----                                            ------------------

GLOBAL BALANCED FUND*                              $    112,813
GLOBAL EQUITY FUND                                 $        865
GLOBAL BOND FUND                                   $      1,985
U.S. BALANCED FUND                                 $          0
U.S. EQUITY FUND                                   $     58,362
U.S. LARGE CAP EQUITY FUND                         $          0
U.S. BOND FUND                                     $          0
INTERNATIONAL EQUITY FUND                          $     82,044

* The Global Technology Fund, Global Biotech Fund, U.S. Value Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Equity Fund, U.S. Small Cap Growth Fund, U.S. Real Estate Equity Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund.

         Prior to the reorganization of the UBS Funds into the Trust in December, 1998, IBT Trust & Custodial Services (Ireland) Limited ("IBT Ireland") and Investors Bank and Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts 02116, provided certain administrative services to the UBS Portfolios and the UBS Funds, respectively, pursuant to Administration Agreements. For its services under the Administration Agreements, each corresponding UBS Portfolio paid IBT Ireland a fee calculated daily and paid monthly equal, on an annual basis, to 0.07% of the UBS Portfolio's first $100 million in average daily net assets and 0.05% of the assets in excess of $100 million. For its services under the Administration Agreements, each corresponding UBS Fund paid Investors Bank a fee calculated daily and paid monthly equal, on an annual basis, to 0.065% of the UBS Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank was not paid a fee from a UBS Fund on average daily net assets in excess of $200 million.

         Administrative fees paid to IBT Ireland by the UBS Portfolios were as follows:

                                                   JANUARY 1, 1998
                                                       THROUGH
SERIES*                                            DECEMBER 18, 1998
-------                                            -----------------

UBS LARGE CAP GROWTH PORTFOLIO                         $  12,574

UBS SMALL CAP PORTFOLIO                                $  22,896

UBS HIGH YIELD BOND PORTFOLIO                          $  16,854

         Administrative fees paid to Investors Bank by the UBS Funds were as follows:

                                                   JANUARY 1, 1998
                                                       THROUGH
SERIES*                                            DECEMBER 18, 1998
-------                                            -----------------

UBS LARGE CAP GROWTH FUND                              $   7,361

UBS SMALL CAP FUND                                     $  24,165

UBS HIGH YIELD BOND FUND                               $  21,515

* Effective on December 19, 1998, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were reorganized into the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, respectively. The U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund initially had fiscal years ending on December 31. At the February 22, 1999 Board of Trustees' meeting, the Board of Trustees of the Trust voted to change the fiscal year end of these three Funds to June 30.

         Custody Services. The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017 ("Chase") provides custodian services for the securities and cash of the Funds. The custody fee schedule is based primarily on the net amount of assets held during the period for which payment is being made plus a per transaction fee for transactions during the period and out-of-pocket expenses. Chase utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

Principal Underwriting Arrangements

     Brinson Advisors acts as the principal underwriter of each class of shares of the Funds pursuant to a principal underwriting contract with the Trust ("Principal Underwriting Contract"). The Principal Underwriting Contract requires Brinson Advisors to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously. Brinson Advisors enters into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fund shares.

     Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the Funds adopted by the Trust in the manner prescribed under Rule 12b-1 under the Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), the Funds pay Brinson Advisors a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan, the Funds pay Brinson Advisors a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the class of shares. Under the Class C Plan, the Funds pay Brinson Advisors a distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% (for Fixed Income Funds) or 0.75% (for Equity Funds) of the average daily net assets of the class of shares. There is no distribution plan with respect to the Funds' Class Y shares and the Funds pay no service or distribution fees with respect to the Class Y shares.

     Brinson Advisors uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

     Brinson Advisors uses the distribution fees under the Class B and Class C Plans to offset the commissions it pays to dealers for selling each Fund's Class B and Class C shares, respectively, and to offset each Fund's marketing costs attributable to such classes, such as the preparation, printing and distribution of sales literature and advertising and distributing prospectuses and other shareholder materials to prospective investors. Brinson Advisors may also use distribution fees to pay additional compensation to dealers and to offset other costs allocated to Brinson Advisors' distribution activities.

     Brinson Advisors receives the proceeds of the initial sales charge paid when Class A and Class C shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

     The Plans and the Principal Underwriting Contract specify that the Funds must pay service and distribution fees to Brinson Advisors as compensation for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if Brinson Advisors' expenses for the Funds exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if Brinson Advisors' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Brinson Advisors' sole responsibility and not that of the Funds. Annually, the Board reviews the Plans and Brinson Advisors' corresponding expenses for each class of shares of the Funds separately from the Plans and expenses of the other classes of shares.

     Among other things, each Plan provides that (1) Brinson Advisors will submit to the Board at least quarterly, and the Board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board, including those Board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the approval by a majority of the outstanding voting securities of the relevant class of the Fund and (4) while the Plan remains in effect, the selection and nomination of Board members who are not "interested persons" of the Trust shall be committed to the discretion of the Board members who are not "interested persons" of the Trust.

     In reporting amounts expended under the Plans to the Board members, the Trust allocates to each class of shares of a Fund any fees and expenses incurred by the Trust in connection with the distribution or servicing of such class of shares under the Plan adopted for such class.

     In approving the Class A Plan, the Class B Plan and the Class C Plan, the Board considered all the features of the distribution system and the anticipated benefits to the Funds and their shareholders. With regard to each Plan, the Board considered (1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (2) the services provided to the Funds and their shareholders by Brinson Advisors,
(3) the services provided by dealers pursuant to each dealer agreement with Brinson Advisors, and (4) Brinson Advisors' shareholder service-related expenses and costs and, for Class B and Class C shares, shareholder service-related and distribution-related expenses and costs. With respect to the Class B Plan, the Board also recognized that Brinson Advisors' willingness to compensate dealers without the concomitant receipt by Brinson Advisors of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

     With respect to each Plan, the Board considered all compensation that Brinson Advisors would receive under the Plan and the Principal Underwriting Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The Board also considered the benefits that would accrue to Brinson Advisors under each Plan, in that Brinson Advisors would receive service and distribution fees that are calculated based upon a percentage of the average net assets of the Funds, which fees would increase if the Plans were successful and the Funds attained and maintained significant asset levels.

Prior Distribution Arrangements

     Until October 1, 2001, a distribution plan, adopted pursuant to Rule 12b-1 under the Act, had related to the Trust's UBS Investment Funds class of shares of the Global Balanced Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund and International Equity Fund (the "UBS Investment Plan I"). A separate distribution plan, adopted pursuant to Rule 12b-1 under the Act, had related to the Trust's UBS Investment Funds class of shares of the Global Technology Fund, Global Biotech Fund, U.S. Value Equity Fund, U.S. Small Cap Equity Fund and U.S. Real Estate Equity Fund (the "UBS Investment Plan II", and together with UBS Investment Plan I, the "UBS Investment Plans"). The Board had also adopted a separate distribution plan (the "Class N Plan") pursuant to Rule 12b-1 under the Act, for each Series' Brinson Fund-Class N shares (the UBS Investment Plans and the Class N Plan together, the "Prior Plans"), which was in place until October 1, 2001. The Prior Plans had permitted each Series to reimburse Funds Distributor Inc., the Trust's former underwriter ("FDI"), Brinson Partners and others from the assets of the UBS Investment Funds class of shares and Brinson Fund-Class N shares with a quarterly fee for services and expenses incurred in distributing and promoting sales of UBS Investment Funds class of shares and Brinson Fund-Class N shares, respectively. These expenses had included, but were not limited to, preparing and distributing advertisements and sales literature, printing prospectuses and reports used for sales purposes, and paying distribution and maintenance fees to brokers, dealers and others in accordance with a selling agreement with the Trust on behalf of the UBS Investment Funds class of shares and the Brinson Fund-Class N shares or FDI. In addition, each Series (as well as the Advisor, from the Advisor's own resources) had made payments directly to FDI for payment to dealers or others, or directly to others, such as banks, who had assisted in the distribution of the UBS Investment Funds class of shares or Brinson Fund-Class N shares or provided services with respect to the UBS Investment Funds class of shares or Brinson Fund-Class N shares.

     UBS, or one of its affiliates, pursuant to a selected dealer agreement, had provided additional compensation to securities dealers from its own resources in connection with sales of the UBS Investment Funds class of shares or Brinson Fund-Class N shares of the Series.

     The aggregate distribution fees paid by the Series from the assets of the respective UBS Investment Funds class of shares to FDI and others under the UBS Investment Plan I and UBS Investment Plan II could not exceed 0.90% and 1.00%, respectively, of a Fund's average daily net assets in any year (0.25% of which were service fees to be paid by the Series to FDI, dealers and others, for providing personal service and/or maintaining shareholder accounts). The UBS Investment Plan I had provided, however, that the aggregate distribution fees for each subject Fund could not exceed the following maximum amounts for the 2001 fiscal year: UBS Investment Fund-Global Balanced - 0.65%, UBS Investment Fund-Global Equity - 0.76%, UBS Investment Fund-Global Bond - 0.49%, UBS Investment Fund-U.S. Balanced - 0.50%, UBS Investment Fund-U.S. Equity - 0.52%, UBS Investment Fund-U.S. Large Cap Equity - 0.52%, UBS Investment Fund-U.S. Large Cap Growth - 0.77%, UBS Investment Fund-U.S. Small Cap Growth - 0.77%, UBS Investment Fund-U.S. Bond - 0.47%, UBS Investment Fund-High Yield - 0.85% and UBS Investment Fund-International Equity - 0.84%. The UBS Investment Plan II had provided that the aggregate distribution fees for each subject Fund could not exceed the following maximum amounts for the 2001 fiscal year: UBS Investment Fund-Global Technology - 1.00%, UBS Investment Fund-Global Biotech - 1.00%, UBS Investment Fund-U.S. Value Equity - 1.00%, UBS Investment Fund-U.S. Small Cap Equity - 1.00%, UBS Investment Fund-U.S. Real Estate Equity - 1.00%, UBS Investment Fund-Emerging Markets Debt - 1.00%, and UBS Investment Fund-Emerging Markets Equity - 1.00%.

     The aggregate distribution fees paid by the Series from the assets of the respective Brinson Fund-Class N shares to FDI and others under the Class N Plan could not exceed 0.25% of a Fund's average daily net assets in any year.

     The UBS Investment Plans did not apply to the Brinson Fund-Class I or the Brinson Fund-Class N shares of each Series and those shares were not included in calculating the UBS Investment Plans' respective fees. The Class N Plan did not apply to the Brinson Fund-Class I or the UBS Investment Funds class of shares of each Series and those shares were not included in calculating the Class N Plan's fees.

     The quarterly fees paid to FDI under the Plans were subject to the review and approval by the Trust's Trustees who were not "interested persons" of the Advisor or FDI (as defined in the Act) and who could reduce the fees or terminate the Plans at any time.

     Amounts spent on behalf of each UBS Investment Funds class of shares pursuant to the UBS Investment Plans during the fiscal year ended June 30, 2001 are set forth below:

--------------------------------------------------------------------------------
----------------------------------------------------
                                     COMPENSATION          COMPENSATION
COMPENSATION TO
                                          TO                   TO
 UBS SALES
     FUND*             PRINTING      UNDERWRITERS            DEALERS
 PERSONNEL           ADVERTISING        OTHER
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-Global Balanced   $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-Global Equity     $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-Global

Technology             $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-Global Biotech    $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-Global Bond       $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-U.S. Balanced     $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-U.S. Equity       $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-U.S. Large Cap

Equity                 $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-U.S. Large Cap

Growth                 $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-U.S. Small Cap

Growth                 $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-U.S. Bond         $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-High Yield        $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
UBS Investment

Fund-International

Equity                 $             $                       $
 $                   $                  $
--------------------------------------------------------------------------------
----------------------------------------------------

         Amounts spent on behalf of each Fund's Class N shares pursuant to the Class N Plan during the fiscal year ended June 30, 2001 are set forth below:

--------------------------------------------------------------------------------
---------------------------------------------------
                                     COMPENSATION          COMPENSATION
COMPENSATION TO
                                          TO                   TO
 UBS SALES
     FUND*             PRINTING      UNDERWRITERS            DEALERS
 PERSONNEL           ADVERTISING        OTHER
--------------------------------------------------------------------------------
----------------------------------------------------
Global Balanced Fund

- Class N              $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
Global Equity Fund -

Class N                $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
Global Technology

Fund - Class N         $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
Global Biotech Fund

- Class N              $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
Global Bond Fund -

Class N                $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
U.S. Balanced Fund -

Class N                $             $                       $
$                    $                  $

--------------------------------------------------------------------------------
----------------------------------------------------
                                     COMPENSATION          COMPENSATION
COMPENSATION TO
                                          TO                   TO
 UBS SALES
     FUND*             PRINTING      UNDERWRITERS            DEALERS
 PERSONNEL           ADVERTISING        OTHER
--------------------------------------------------------------------------------
----------------------------------------------------
U.S. Equity Fund -

Class N                $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
U.S. Large Cap

Equity Fund - Class N  $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
U.S. Large Cap

Growth-Class N         $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
U.S. Small Cap

Growth - Class N       $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
U.S. Bond Fund -

Class N                $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
High Yield - Class N   $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------
International Equity

Fund - Class N         $             $                       $
$                    $                  $
--------------------------------------------------------------------------------
----------------------------------------------------

     * The U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time periods indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund.

     Transfer Agency Services

          Effective August 20, 2001, PFPC Inc. ("PFPC"), a subsidiary of PNC Bank, N.A., serves as the Trust's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

     Independent Auditors

          Ernst & Young LLP, Chicago, Illinois, are the independent auditors of the Trust.

     Legal Counsel

          Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania, is legal counsel to the Trust and its independent trustees.

     Personal Trading Policies

          The Trust, Brinson Partners, Brinson Advisors and the Sub-Advisor have each adopted a Code of Ethics under Rule 17j-1 of the Act. Each Code of Ethics establishes standards by which certain personnel covered by the rule may invest in securities that may be purchased or held by the Funds but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

     PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

          Brinson Partners is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' portfolio business and the negotiation of commissions, if any, paid on such transactions. Subject to the direction of Brinson Partners, the Sub-Advisor is responsible for decisions to buy and sell securities and for the placement of portfolio business and the negotiation of commissions, if any, paid on such transactions, for the portion of each Fund's assets that the Sub-Advisor manages. Portfolio transactions placed by the Sub-Advisor may be effected through Brinson Partners' or the Sub-Advisor's trading desk. Fixed income securities in which the Funds invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. Brinson Partners and the Sub-Advisor are responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. Under its advisory agreements with the Global Funds and U.S. Real Estate Equity Fund, Brinson Partners is authorized to utilize the trading desk of its foreign subsidiaries to execute foreign securities transactions, but monitors the selection by such subsidiaries of brokers and dealers used to execute transactions for those Funds.

     The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if Brinson Partners or the Sub-Advisor determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Funds, as to which Brinson Partners or the Sub-Advisor exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, Brinson Partners and the Sub-Advisor consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Brinson Partners and the Sub-Advisor may also consider the sale of shares of the Funds and other funds that they advise as a factor in the selection of brokers or dealers to effect transactions for the Funds, subject to Brinson Partners' and the Sub-Advisor's duties to seek best execution. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Funds, to Brinson Partners or to the Sub-Advisor. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows Brinson Partners and the Sub-Advisor to supplement their own investment research activities and obtain the views and information of others prior to making investment decisions. Brinson Partners and the Sub-Advisor are of the opinion that, because this material must be analyzed and reviewed by their staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Funds by supplementing the Advisor's and the Sub-Advisor's research.

     Brinson Partners and the Sub-Advisor effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Funds effect their securities transactions may be used by Brinson Partners or the Sub-Advisor in servicing all of their accounts; not all such services may be used in connection with the Funds. In the opinion of Brinson Partners and the Sub-Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds). Brinson Partners and the Sub-Advisor will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and another. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of Brinson Partners and the Sub-Advisor, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

     When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Advisor, the Sub-Advisor or the Funds. The Funds may purchase securities in certain underwritten offerings for which an affiliate of the Funds, the Advisor or the Sub-Advisor may act as an underwriter. The Funds may effect future transactions through, and pay commissions to, futures commission merchants who are affiliated with the Advisor, the Sub-Advisor or the Funds in accordance with procedures adopted by the Board.

     The Funds incurred brokerage commissions as follows:


                                  FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
FUND*                                ENDED            ENDED            ENDED
-----
                                 JUNE 30, 1999    JUNE 30, 2000    JUNE 30, 2001
                                 -------------    -------------    -------------

GLOBAL BALANCED FUND*              $  612,462      $  458,131         $
GLOBAL EQUITY FUND                 $  225,396      $  307,473         $
GLOBAL TECHNOLOGY FUND*                   N/A      $      255         $
GLOBAL BIOTECH FUND*                      N/A      $      375         $
GLOBAL BOND FUND                   $        0      $        0         $
U.S. BALANCED FUND                 $   38,711      $   32,174         $
U.S. EQUITY FUND                   $  798,223      $1,078,586         $
U.S. LARGE CAP EQUITY FUND         $   33,488      $   74,174         $
U.S. LARGE CAP GROWTH FUND**       $    6,142      $   15,626         $
U.S. SMALL CAP GROWTH FUND**       $  110,942      $  271,215         $
U.S. BOND FUND                     $        0      $        0         $
HIGH YIELD FUND**                  $        0      $        0         $
INTERNATIONAL EQUITY FUND          $1,617,312      $1,256,390         $

* The Global Technology Fund commenced operations on May 26, 2000. The Global Biotech Fund commenced operations on June 2, 2000. The U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time periods indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund.

** Effective December 19, 1998, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were reorganized into the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, respectively. For the fiscal year ended June 30, 1999, brokerage commissions for the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund reflect fees paid during the period from January 1, 1999 to June 30, 1999.

          For the fiscal year ended June 30, 1999, the Global Balanced Fund, Global Equity Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund and U.S.

Small Cap Growth Fund paid brokerage commissions to Warburg Dillon Read ("Warburg"), an affiliated broker-dealer, as follows:

                                   AGGREGATE
                                DOLLAR AMOUNT OF
% OF AGGREGATE DOLLAR
                               COMMISSIONS PAID    % OF AGGREGATE COMMISSIONS
   AMOUNT PAID TO
FUND                              TO WARBURG            PAID TO WARBURG
      WARBURG
----                              ----------            ---------------
      -------
GLOBAL BALANCED FUND                $42,341                   6.91%
         2.26%
GLOBAL EQUITY FUND                  $ 6,322                   2.80%
         4.45%
U.S. BALANCED FUND                  $ 3,207                   8.28%
         2.08%
U.S. EQUITY FUND                    $55,295                   6.93%
         8.01%
U.S. LARGE CAP EQUITY FUND          $10,625                  31.73%
        22.35%
U.S. LARGE CAP GROWTH FUND          $ 2,469                  40.20%
        59.78%
U.S. SMALL CAP GROWTH FUND          $ 5,232                   4.72%
         8.23%

     For the fiscal year ended June 30, 1999, the International Equity Fund paid brokerage commissions to UBS, AG, London, an affiliated broker-dealer, as follows:

                                   AGGREGATE
                                DOLLAR AMOUNT OF   % OF AGGREGATE COMMISSIONS
% OF AGGREGATE DOLLAR
                                COMMISSIONS PAID         PAID TO UBS,
   AMOUNT PAID TO
FUND                           TO UBS, AG, LONDON         AG, LONDON
   UBS, AG, LONDON
----                           ------------------         ----------
   ---------------
INTERNATIONAL EQUITY FUND           $47,584                   2.94%
        2.46%

     The U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, and the UBS Funds that were merged into the Funds, incurred brokerage commissions as follows:

                             JANUARY 1, 1998 THROUGH      DECEMBER 19, 1998
FUND*                           DECEMBER 18, 1998     THROUGH DECEMBER 31, 1998
----                            -----------------     -------------------------

U.S. LARGE CAP GROWTH FUND           $31,628**              $   25

U.S. SMALL CAP GROWTH FUND           $52,862**              $4,722

HIGH YIELD FUND                          N/A**              $    0

* The U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund commenced operations effective on December 19, 1998. Effective December 19, 1998, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were reorganized into the U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, respectively. The U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund initially had fiscal years ending on December 31. At the February 22, 1999 Board of Trustees' meeting, the Board of Trustees of the Trust voted to change the fiscal year end of these three Funds to June 30.

** Prior to the reorganization of the UBS Funds into the corresponding series of the Trust, each of the UBS Funds invested substantially all of its investable assets in corresponding series of the UBS Investor Portfolios Trust (collectively, the "UBS Portfolios"). As a result, the UBS Funds did not incur brokerage commissions. The brokerage commissions reflected were incurred by the UBS Portfolios.

          For the fiscal year ended June 30, 2000, the Global Balanced Fund, Global Equity Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund and U.S. Small Cap Growth Fund paid brokerage commissions to Warburg, as follows:

                                         AGGREGATE
                                      DOLLAR AMOUNT OF
              % OF AGGREGATE DOLLAR
                                      COMMISSIONS PAID         % OF AGGREGATE
COMMISSIONS          AMOUNT PAID TO
FUND                                    TO WARBURG                  PAID TO
WARBURG                   WARBURG
----                                    ----------
---------------                   -------
GLOBAL BALANCED FUND                    $  61,971                        13.53%
                       20.42%
GLOBAL EQUITY FUND                      $   7,061                         2.30%
                        4.01%
U.S. BALANCED FUND                      $   9,599                        29.83%
                       34.06%
U.S. EQUITY FUND                        $ 426,884                        39.58%
                       45.39%
U.S. LARGE CAP EQUITY FUND              $  28,014                        37.77%
                       39.21%
U.S. LARGE CAP GROWTH FUND              $   2,133                        13.65%
                       32.34%
U.S. SMALL CAP GROWTH FUND              $   9,675                         3.57%
                       11.07%

          For the fiscal year ended June 30, 2001, the Global Balanced Fund, Global Equity Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, Global Technology Fund and Global Biotech Fund paid brokerage commissions to Warburg, as follows:

                                          AGGREGATE
                                      DOLLAR AMOUNT OF
              % OF AGGREGATE DOLLAR
                                      COMMISSIONS PAID          % OF AGGREGATE
COMMISSIONS         AMOUNT PAID TO
FUND                                     TO WARBURG                   PAID TO
WARBURG                 WARBURG
----                                     ----------
---------------                 -------
GLOBAL BALANCED FUND                 $
      %                           %
GLOBAL EQUITY FUND                   $
      %                           %
U.S. BALANCED FUND                   $
      %                           %
U.S. EQUITY FUND                     $
      %                           %
U.S. LARGE CAP EQUITY FUND           $
      %                           %
U.S. LARGE CAP GROWTH FUND           $
      %                           %
U.S. SMALL CAP GROWTH FUND           $
      %                           %
GLOBAL TECHNOLOGY FUND               $
      %                           %
GLOBAL BIOTECH FUND                  $
      %                           %

     For the fiscal years ended June 30, 1999, 2000 and 2001, the Trust and the Advisor had no agreements or understandings with a broker or otherwise causing brokerage transactions or commissions for research services.

Portfolio Turnover

     The Funds are free to dispose of their portfolio securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of each Fund's respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving that Fund's investment objective.

     The Funds do not intend to use short-term trading as a primary means of achieving their investment objectives. The rate of portfolio turnover shall be calculated by dividing (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by that Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

     Under normal circumstances, the portfolio turnover rate for the U.S. Equity Fund, U.S. Value Equity Fund, U.S. Large Cap Growth Fund and International Equity Fund is not expected to exceed 100%. The portfolio turnover rates for the Global Balanced Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Large Cap Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, High Yield Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund may exceed 100%, and in some years, 200%. The portfolio turnover rate for the U.S. Small Cap Growth Fund may exceed 150%, and for the U.S. Balanced Fund and U.S. Bond Fund, the portfolio turnover rate may exceed 100% and in some years, 300%. High portfolio turnover rates (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds and ultimately by the Funds' shareholders. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

     The portfolio turnover rate of each Fund for the fiscal years ended June 30, 2000 and June 30, 2001 was as follows:


                                        FISCAL YEAR       FISCAL YEAR
                                           ENDED             ENDED
FUND*                                  JUNE 30, 2000     JUNE 30, 2001
-----                                  -------------     -------------

GLOBAL BALANCED FUND*                        98%               %
GLOBAL EQUITY FUND                          112%               %
GLOBAL BOND FUND                             87%               %
GLOBAL TECHNOLOGY FUND*                      14%               %
GLOBAL BIOTECH FUND*                         19%               %
U.S. BALANCED FUND                           96%               %
U.S. EQUITY FUND                             55%               %
U.S. LARGE CAP EQUITY FUND                  174%               %
U.S. LARGE CAP GROWTH FUND                   86%               %

                                        FISCAL YEAR       FISCAL YEAR
                                           ENDED             ENDED
FUND*                                  JUNE 30, 2000     JUNE 30, 2001
-----                                  -------------     -------------
U.S. SMALL CAP GROWTH FUND                  104%               %
U.S. BOND FUND                              170%               %
HIGH YIELD FUND                              73%               %
INTERNATIONAL EQUITY FUND                    59%               %

* The Global Technology Fund commenced operations on May 26, 2000. The Global Biotech Fund commenced operations on June 2, 2000. The U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time periods indicated. Effective as of the date hereof, the Global Fund changed its name to the Global Balanced Fund.

SHARES OF BENEFICIAL INTEREST

          The Trust currently offers four classes of shares for each Fund: the Brinson Fund-Class A (the Class A shares) (formerly known as the Brinson Fund-Class N shares), Brinson Fund-Class B (the Class B shares), Brinson Fund-Class C (the Class C shares), and Brinson Fund-Class Y (the Class Y shares) (formerly known as the Brinson Fund-Class I shares). Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value per share. Each share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the applicable Fund and has identical voting, dividend, redemption, liquidation, and other rights and preferences as the other class of that Fund, except that only the Class A shares may vote on any matter affecting the Class A Plan. Similarly, only Class B shares and Class C shares may vote on matters that affect only the Class B Plan and Class C Plan. No class may vote on matters that affect only another class. Under Delaware law, the Trust does not normally hold annual meetings of shareholders. Shareholders' meetings may be held from time to time to consider certain matters, including changes to a Fund's fundamental investment objective and fundamental investment policies, changes to the Trust's investment advisory agreements and the election of Trustees when required by the Act. When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with proportionate voting for fractional shares. The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the shares of the Funds into a greater or lesser number of shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder's percentage share ownership, in the distribution out of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

          On any matters affecting only one Fund or class, only the shareholders of that Fund or class are entitled to vote. On matters relating to the Trust but affecting the Funds differently, separate votes by the affected Funds or classes are required. With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund or class, the matter shall have been effectively acted upon with respect to any fund or class if a majority of the outstanding voting securities of that Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund or class; and
(2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

          The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The SEC, however, requires the Trustees to promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the respective Funds. In addition, subject to certain conditions, shareholders of each Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

     The Trust had previously been authorized to issue interests in the Funds in three classes of shares: the Brinson Fund-Class I, the Brinson Fund-Class N and the UBS Investment Funds class of shares. At the meeting of the Board of Trustees held on May 21, 2001, the Board approved: (i) the establishment and creation of the Class B shares and Class C shares of the Funds; (ii) the redesignation of the Class I shares of the Funds as the Class Y shares of the Funds; and (iii) the abolishment and liquidation of the UBS Investment Funds class of shares of the Funds. The Board approved the redesignation of the Class N shares of the Funds as the Class A shares of the Funds, effective October 1, 2001. Accordingly, effective October 1, 2001, Class I shares of the Funds were redesignated as Class Y shares of the Funds, and the Class N shares of the Funds were redesignated as the Class A shares of the Funds. Effective October 1, 2001, the UBS Investment Funds class of shares of each Fund was liquidated, and all outstanding UBS Investment Funds shares were redeemed. Prior to the date of this SAI, Class B and Class C shares of the Funds had not been offered by the Trust.

REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION AND OTHER SERVICES

Sales Charge Reductions and Waivers

     Combined Purchase Privilege -- Class A Shares. Investors and eligible groups of related fund investors (as defined below) may combine purchases of Class A shares of a Fund with concurrent purchases of Class A shares of any other Brinson and PACE Funds and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the Funds and Class A shares of such other Funds will be at the rates applicable to the total amount of the combined concurrent purchases.

     An "eligible group of related fund investors" can consist of any combination of the following:


     (a)  an individual, that individual's spouse, parents and children;


     (b)  an individual and his or her individual retirement account ("IRA");

     (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

     (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

     (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

     (f) an individual and a Uniform Transfers to Minors Act/Uniform Gifts to Minors Act account created by the individual or the individual's spouse;

     (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

     (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

     Rights of Accumulation -- Class A Shares. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the Funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of the Fund's Class A shares and Class A shares of any other Brinson or PACE Fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

     Waivers of Contingent Deferred Sales Charges -- Class B Shares. Among other circumstances, the contingent deferred sales charge on Class B shares is waive d where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

     Purchases of Class A Shares Through the UBS PaineWebber InsightOne(SM) Program. Investors who purchase shares through the UBS PaineWebber InsightOne(SM) Program are eligible to purchase Class A shares of the funds for which Brinson Advisors serves as investment advisor or investment manager without a sales load, and may exchange those shares for Class A shares of the Funds. The UBS PaineWebber InsightOne(SM) Program offers a nondiscretionary brokerage account to UBS PaineWebber clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns.

     Payments by Brinson Advisors -- Class Y Shares. Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. As principal underwriter of the Class Y shares, Brinson Advisors may, from time to time, make payments out of its own resources to dealers who sell Class Y shares of the Brinson and PACE Funds to shareholders who buy $10 million or more at any one time.

     Additional Exchange and Redemption Information. As discussed in the Prospectus, shares of a Fund may be exchanged for shares of the corresponding class of other Funds and most other Funds for which Brinson Advisors serves as investment advisor or investment manager. Class Y shares are not eligible for exchange.

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

     Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange privilege, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

     The Trust will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of Brinson Partners or the Board, result in the necessity of a Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Trust may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. With respect to such redemptions in kind, the Trust has made an election pursuant to Rule 18f-1 under the Act. This will require the Trust to redeem in cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000), during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments to non-affiliated shareholders need not constitute a cross-section of a Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment and where a Fund computes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to compute the redemption, but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed. Pursuant to redemption in-kind procedures adopted by the Board on behalf of the Funds, the Trust is permitted to pay redemptions in-kind to shareholders that are affiliated persons of the Funds by nature of a greater than 5% ownership interest in the Funds.

     A Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

     Financial Institutions. The Funds may authorize financial institutions or their agents to accept on the Funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The Funds will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on a Fund's net asset value next computed after receipt of the order by the service organizations or their agents.

Systematic Withdrawal Plan

     The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their Brinson mutual fund accounts. Minimum balances and withdrawals vary according to the class of shares:

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     .    Class A and Class C shares. Minimum value of Fund shares is $5,000;
          minimum withdrawals of $100.

     . Class B shares. Minimum value of Fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

     Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the Fund account when the shareholder signed up for the plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in the plan.

     An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the shareholder elects to participate), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of a Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A and Class C shares, initial sales charges. On or about the 20th of a month for monthly, quarterly and semi-annual plans, Brinson Advisors will arrange for redemption by a Fund of sufficient Fund shares to provide the withdrawal payments specified by participants in the systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Net Asset Value") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to Brinson Advisors or the Funds' transfer agent, PFPC. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their investment professionals or PFPC at 1-800-647-1568.

Individual Retirement Accounts

     Self-directed IRAs in which purchases of shares of Brinson and PACE Funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

Transfer of Accounts

     If investors holding Class A, Class B, Class C or Class Y shares of a Fund in a brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with PFPC. However, if the other firm has entered into a dealer agreement with Brinson Advisors relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

Transfer of Securities

     At the discretion of the Trust, investors may be permitted to purchase Fund shares by transferring securities to a Fund that meet the Fund's investment objective and policies. Securities transferred to a

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

Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by a Fund in exchange for securities will be issued at net asset value per share of the Fund determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

CONVERSION OF CLASS B SHARES

         Class B shares of a Fund will automatically convert to Class A shares of that Fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Net Asset Value") of the month in which the sixth anniversary of the initial issuance of those Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean the date of issuance the original Class B shares of the Brinson or PACE Fund that were exchanged (directly or through a series of exchanges) for the Fund's Class B shares. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares of the Fund, or of those of other Funds for which Brinson Advisors serves as investment advisor or investment manager, are held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

NET ASSET VALUE

         The net asset value per share is calculated separately for each class of each Fund. The net asset value per share of a class of a Fund is computed by dividing the value of the assets related to that class of the Fund, less the liabilities related to that class, by the number of shares of the class of the Fund outstanding.

         Each class of a Fund will bear pro rata all of the common expenses of that Fund. The net asset values of all outstanding shares of each class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Fund. All income earned and expenses incurred by a Fund will be borne on a pro rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of such shares of such classes, except that none of the shares of a class will incur any of the expenses under the 12b-1 plan of another class.

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

         Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the NYSE, which currently is 4:00 p.m. Eastern time on each day the NYSE is open for trading. The Funds reserve the right to change the time at which purchases, redemptions or exchanges are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. The NYSE is open for trading on every day (each such day a "Business Day") except Saturdays, Sundays and the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (day observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

         Portfolio securities listed on a national or foreign securities exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on a particular day or an exchange, are valued at either (a) the bid price or (b) a valuation within the range considered best to represent value in the circumstances. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Other portfolio securities which are traded in the over-the-counter market are valued at the bid price as long as the bid price, in the opinion of the Advisor, continues to reflect the value of the security. Valuations of fixed income and equity securities may be obtained from a pricing service and/or broker-dealers when such prices are believed to reflect the fair value of such securities. Use of a pricing service and/or broker-dealers has been approved by the Board.

         Futures contracts are valued at their daily quoted settlement price on the exchange on which they are traded. Forward foreign currency contracts are valued daily using the mean between the bid and asked forward points added to the current exchange rate and an unrealized gain or loss is recorded. A fund realizes a gain or loss upon settlement of the contracts. Swaps will be priced at fair value based on (1) swap prices provided by broker-dealers; (2) values, or estimates of values, of the applicable equity indices and foreign rates underlying the contracts; and (3) consideration of other relevant factors. A fund's obligation under a swap agreement will be accrued daily (offset by any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of segregated assets. For valuation purposes, foreign securities initially expressed in foreign currency values will be converted into U.S. dollar values using WM/Reuters closing spot rates as of 4:00 p.m. London time. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of over 60 days are valued at market price. Debt securities are valued on the basis of prices provided by a pricing service, or at the bid price where readily available, as long as the bid price, in the opinion of the Advisor, continues to reflect the value of the security. Redeemable securities issued by open-end investment companies are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Securities (including over-the-counter options) for which market quotations are not readily available and other assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

         Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the NYSE and values of foreign futures and options and foreign securities will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the NYSE which will not be reflected in the computation of the net asset value of a Fund. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith by or under the direction of the Board. Where a foreign securities market

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

remains open at the time that a Fund values its portfolio securities, or closing prices of securities from that market may not be retrieved because of local time differences or other difficulties in obtaining such prices at that time, last sale prices in such market at a point in time most practicable to timely valuation of the Fund may be used.

         Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class, and related performance, of the Funds may vary. The per share net asset value of the Class B shares and the Class C shares will generally be lower than that of the Class A shares and Class Y shares of a Series because of the higher expenses borne by the Class B shares and Class C shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expenses differential among the classes.

TAXATION

Additional Information on Distributions and Taxes

         2001 Tax Act. On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001. This Tax Act includes provisions that significantly reduce individual income tax rates, provide for marriage penalty relief, eliminate phase-outs of the standard deduction and personal exemptions, provide additional savings incentives for individuals (generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs) and provide for limited estate, gift and generation-skipping tax relief. While these provisions have important tax impact on individual shareholders in a Fund, their impact on the taxation of a Fund are limited (as discussed in the following paragraphs).

Distributions

         Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays are taxable to you as ordinary income.

         Distributions of Capital Gains.

         Capital gain distributions. A Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on a Fund.

         Taxation of five year gains

         Shareholders in the 10 and 15% federal brackets. If you are in the 10 or 15% individual income tax bracket, capital gain distributions generally are subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any

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capital gain distributions you received for the previous year that were five year gains qualifying for this reduced rate of tax.

         Shareholders in higher federal brackets. If you are in a higher individual income tax bracket (25, 28, 33 or 35% when fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

Investments in Foreign Securities

         Pass-through of foreign tax credits. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's income dividends paid to you. If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

         Effect of foreign debt investments and hedging on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains, when distributed, are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

         PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Fund may mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

         Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

Taxes

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

         Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect and qualify or has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board reserves the right not to elect or maintain regulated investment company status for a Fund if the Board determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

         .   98% of its taxable ordinary income earned during the calendar year;

         . 98% of its capital gain net income earned during the twelve month period ending October 31; and

         . 100% of any undistributed amounts of these categories of income or gain from the prior year.


         Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Shares

         Redemptions. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Brinson or PACE fund, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Taxation of five year gains.

         . Shareholders in the 10 and 15% federal brackets. If you are in the 10 or 15% individual income tax bracket, gains from the redemption of your Fund shares generally are subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

         . Shareholders in higher federal brackets. If you are in a higher individual income tax bracket (25, 28, 33 or 35% when fully phased-in), gains from the redemption of your Fund shares generally are subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the sale of Fund shares purchased after January 1, 2001, and held for more than five years will be subject to a maximum rate of tax of 18%. You may, however, elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date also will be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay tax on any

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

             appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

         Redemptions at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         Wash sales. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         Deferral of basis. If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in the Fund or in another Brinson or PACE fund within 90 days of buying the original shares, the sales charge that might otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

         U.S. Government Securities. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

         Dividends-Received Deduction for Corporations. For corporate shareholders, it is anticipated that a portion of the dividends paid by certain Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. The dividends-received deduction is available only with respect to dividends designated by a Fund as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

         Investment in Complex Securities. A Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example,

         Derivatives. If a Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-

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

to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

         Constructive sales. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

         Tax straddles. A Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes. Under proposed regulations issued by the Internal Revenue Service, securities acquired as part of a "hedging transaction" may not be treated as a capital asset, and any gain or loss on the sale of these securities would be treated as ordinary income (rather than capital gain) or loss. These regulations, if ultimately adopted and deemed applicable to a Fund, could apply to any offsetting positions entered into by the Fund to reduce its risk of loss.

         Securities purchased at discount. A Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

         Each of the investments described above is subject to special tax rules that could affect the amount, timing and/or tax character of income realized by a Fund and distributed to you.

PERFORMANCE CALCULATIONS

         From time to time, performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Funds' past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share by a Fund during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the maximum net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis. The Funds' total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in a Fund. Aggregate total return reflects the total percentage change over the stated period.

         To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements regarding the Funds may discuss yield or total return as reported by various financial publications. Advertisements may also compare yield or total return to other investments, indices and averages. The following publications, benchmarks, indices and averages may be used: Lipper Mutual Fund Performance Analysis; Lipper Fixed Income Analysis; Lipper Mutual Fund Indices; Morgan Stanley Indices; Lehman Brothers Treasury Index; Salomon Smith Barney Indices; Dow Jones Composite Average or its component indices; Standard & Poor's 500 Stock Index or its component indices; Wilshire Indices; The New York Stock Exchange composite or component indices; CDA Mutual

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

Fund Report; Weisenberger-Mutual Funds Panorama and Investment Companies; Mutual Fund Values and Mutual Fund Service Book, published by Morningstar, Inc.; comparable portfolios managed by the Advisor; and financial publications, such as Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money Magazine, The Wall Street Journal, Barron's, et al., which rate fund performance over various time periods.

         The principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by banks or other institutional investors directly to their customer accounts in connection with investments in shares of the Funds will not be included in the Funds' calculations of yield or total return.

         Performance information for the various classes of shares of each Fund will vary due to the effect of expense ratios on the performance calculations.

Total Return

         Current yield and total return quotations used by the Funds (and classes of shares) are based on standardized methods of computing performance mandated by rules adopted by the SEC. As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and deduction of all applicable charges and fees. According to the SEC formula:

P(1+T)/n/=ERV

         where:
                  P        =     a hypothetical initial payment of $1,000,
                  T        =     average annual total return,
                  n        =     number of years,
                  ERV      =     ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

         Based upon the foregoing calculations, the average annual total return for the Brinson Fund-Class Y shares (formerly Brinson Fund-Class I shares) of:*

         (i) the U.S. Bond Fund, for the one- and five-year periods ended June 30, 2001 and the period August 31, 1995 (performance inception date) through June 30, 2001 was 10.86%, 7.27% and 6.84%, respectively;

         (ii) the High Yield Fund, for the one-year period ended June 30, 2001 and the period September 30, 1997 (performance inception date) through June 30, 2001 was (1.83)% and 2.93%, respectively;**

         (iii) the U.S. Balanced Fund, for the one- and five-year periods ended June 30, 2001 and the period December 31, 1994 (performance inception date) through June 30, 2001 was 14.18%, 8.02% and 10.40%, respectively;

         (iv) the U.S. Equity Fund, for the one- and five-year periods ended June 30, 2001 and the period February 28, 1994 (performance inception date) through June 30, 2001 was 10.88%, 11.17% and 13.98%, respectively;

         (v) the U.S. Large Cap Equity Fund, for the one-year period ended June 30, 2001 and for the period April 30, 1998 (performance inception date) through June 30, 2001 was 12.12% and (0.79)%, respectively;

         (vi) the U.S. Large Cap Growth Fund, for the one-year period ended June 30, 2001 and the period October 31, 1997 (performance inception date) through June 30, 2001 was (31.33)% and 5.82%, respectively;**

         (vii) the U.S. Small Cap Growth Fund, for the one-year period ended June 30, 2001 and the period September 30, 1997 (performance inception date) through June 30, 2001 was (10.74)% and 10.48%, respectively;**

         (viii) the Global Balanced Fund, for the one and five-year periods ended June 30, 2001 and the period August 31, 1992 (performance inception date) through June 30, 2001 was 5.20%, 7.12% and 8.54%, respectively;***

         (ix) the Global Equity Fund, for the one and five-year periods ended June 30, 2001 and the period January 31, 1994 (performance inception date) through June 30, 2001 was (4.07)%, 7.47% and 8.42%, respectively;

         (x) the Global Technology Fund, for the one-year period ended June 30, 2001 and the period May 26, 2000 (performance inception date) through June 30, 2001 was (48.58)% and (41.96)%, respectively;****

         (xi) the Global Biotech Fund, for the one-year period ended June 30, 2001 and the period June 2, 2000 (performance inception date) through June 30, 2001 was (23.25)% and (23.25)%, respectively;****

         (xii) the Global Bond Fund, for the one and five-year periods ended June 30, 2001 and the period July 31, 1993 (performance inception date) through June 30, 2001 was (4.02)%, 1.76% and 3.80%, respectively; and

         (xiii) the International Equity Fund, for the one- and five-year periods ended June 30, 2001 and the period August 31, 1993 (performance inception date) through June 30, 2001 was (16.15)%, 4.12% and 5.08%, respectively.*****

* The U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time periods indicated.
** These Series were reorganized as Series of the Trust on December 18, 1998. The average annual total return calculations also reflect the performance of these Series while they were series of the UBS Private Investor Funds, Inc.

*** As of the date hereof, the Global Fund changed its name to the Global Balanced Fund.
****  This figure represents cumulative total return since inception.
***** As of December 7, 2000, the Global (Ex-U.S.) Equity Fund changed its name to the International Equity Fund.

      Based on the foregoing calculations, the average annual total return for the Brinson Fund-Class A shares (formerly Brinson Fund-Class N shares) of:*

      (i) the Global Balanced Fund, for the one-year period ended June 30, 2001 and the period June 30, 1997 (commencement of operations) through June 30, 2001 was 4.95% and 4.08%, respectively;**

      (ii) the Global Equity Fund, for the one-year period ended June 30, 2001 and the period June 30, 1997 (commencement of operations) through June 30, 2001 was (4.45)% and 3.95%, respectively;

      (iii) the Global Technology Fund, for the one-year period ended June 30, 2001 and the period May 31, 2000 (performance inception date) through June 30, 2001 was (48.67)% and (42.06)%, respectively;***

      (iv) the Global Biotech Fund, for the one-year period ended June 30, 2001 and the period June 2, 2000 (performance inception date) through June 30, 2001 was (23.44)% and (23.44)%, respectively;***

      (v) the Global Bond Fund, for the one-year period ended June 30, 2001 and the period June 30, 1997 (commencement of operations) through June 30, 2001 was (4.27)% and 0.04%, respectively;

      (vi) the U.S. Balanced Fund, for the one-year period ended June 30, 2001 and the period June 30, 1997 (commencement of operations) through June 30, 2001 was 13.89% and 5.92%, respectively;

      (vii) the U.S. Equity Fund, for the one-year period ended June 30, 2001 and the period June 30, 1997 (commencement of operations) through June 30, 2001 was 10.63% and 6.20%, respectively;

      (viii) the U.S. Large Cap Equity Fund, for the one-year period ended June 30, 2001 and the period April 30, 1998 (performance inception date) through June 30, 2001 was 11.74% and (1.07)%, respectively;

      (ix) the U.S. Large Cap Growth Fund, for the one-year period ended June 30, 2001 and the period December 31, 1998 (commencement of operations) through June 30, 2001 was (31.59)% and (2.46)%, respectively;

      (x) the U.S. Small Cap Growth Fund, for the one-year period ended June 30, 2001 and the period December 31, 1998 (commencement of operations) through June 30, 2001 was (11.00)% and 21.85%, respectively;

      (xi) the U.S. Bond Fund, for the one-year period ended June 30, 2001 and the period June 30, 1997 (commencement of operations) through June 30, 2001 was 10.56% and 6.69%, respectively;

      (xii) the High Yield Fund, for the one-year period ended June 30, 2001 and the period December 31, 1998 (commencement of operations) through June 30, 2001 was (2.28)% and 0.09%, respectively; and

      (xiii) the International Equity Fund, for the one-year period ended June 30, 2001 and the period June 30, 1997 (commencement of operations) through June 30, 2001 was (16.37)% and 0.17%, respectively.****

* The U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund had not commenced operations as of the time periods indicated.
** As of the date hereof, the Global Fund changed its name to the Global Balanced Fund.
***  This figure represents cumulative total return since inception.
**** As of December 7, 2000, the Global (Ex-U.S.) Equity Fund changed its name to the International Equity Fund.

Yield

     As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period includes any fees charged to all shareholders during the 30-day base periods. According to the SEC formula:

     Yield = 2[(a-b + 1)/6/ - 1
             ------------------
                     cd

     where:
             a    =     dividends and interest earned during the period.
             b    =     expenses accrued for the period (net of reimbursements).
             c    =     the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.
             d    =     the maximum offering price per share on the last day of
                        the period.

     The yield of a Fund may be calculated by dividing the net investment income per share earned by the particular Fund during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

     FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS

     The Funds' financial statements for the fiscal year ended June 30, 2001 and the reports thereon of ___________, 2001, which are contained in the Funds' Annual Reports dated June 30, 2001 (as filed with the SEC on ______________, 2001, pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder (Accession Number ____________-__-_______)) are incorporated herein by reference.

CORPORATE DEBT RATINGS                                                APPENDIX A

Moody's Investors Service, Inc. describes classifications of corporate bonds as follows:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

Standard & Poor's Ratings Group describes classifications of corporate bonds as follows:

         AAA - This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from the AAA issues only in small degree.

         A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         BB - Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

         B - Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC - Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

         CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Debt rated D is in default, or is expected to default upon maturity or payment date.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SECONDARY RISKS                                                       APPENDIX B

The chart below illustrates secondary risks of investing in the Funds.

--------------------------------------------------------------------------------
--------------------------------------
                                                Foreign   Geographic
                  Counter-                      Country    Concen-    High
Interest  Non-         Pre-       Small
                   Party    Credit  Derivative    &         tration   Yield
Rate     Public      Payment    Company
                                                Currency
     Securities
--------------------------------------------------------------------------------
--------------------------------------
Global               *        *         *                               *
                    *          *
Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------
Global               *                  *
*
Equity Fund
--------------------------------------------------------------------------------
--------------------------------------
Global               *                  *                     *
          *                    *
Technology
Fund
--------------------------------------------------------------------------------
--------------------------------------
Global               *                  *                     *
          *
Biotech Fund
--------------------------------------------------------------------------------
--------------------------------------
Global               *        *         *
Bond Fund
--------------------------------------------------------------------------------
--------------------------------------
U.S.                 *        *         *                     *
Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------
U.S.                 *                  *                     *
Equity Fund
--------------------------------------------------------------------------------
--------------------------------------
U.S Value            *                  *                     *
Equity Fund
--------------------------------------------------------------------------------
--------------------------------------
U.S. Large Cap       *                  *                     *
Equity Fund
--------------------------------------------------------------------------------
--------------------------------------
U.S. Large Cap       *                  *          *          *
Growth Fund
--------------------------------------------------------------------------------
--------------------------------------
U.S. Small Cap       *                  *          *          *
Equity Fund
--------------------------------------------------------------------------------
--------------------------------------
U.S. Small Cap       *                  *          *          *
Growth Fund
--------------------------------------------------------------------------------
--------------------------------------
U.S. Real Estate     *                  *                     *
          *
Equity Fund
--------------------------------------------------------------------------------
--------------------------------------
U.S.                 *        *         *                     *
Bond Fund
--------------------------------------------------------------------------------
--------------------------------------
High                 *                  *          *          *
                    *
Yield Fund
--------------------------------------------------------------------------------
--------------------------------------
International        *                  *
Equity Fund
--------------------------------------------------------------------------------
--------------------------------------
Emerging             *        *                                         *
*
Markets Debt
Fund
--------------------------------------------------------------------------------
--------------------------------------
Emerging             *        *                                         *
*
Markets Equity
Fund
--------------------------------------------------------------------------------
--------------------------------------

DEFINITIONS OF RISKS

Counterparty Risk

The risk that when a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement, securities lending and swap transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

Derivative Risk

The risk that downward price changes in a security may result in a loss greater than a Fund's investment in the security. This risk exists through the use of certain securities or techniques that tend to magnify changes in an index or market.

Foreign Country and Currency Risks

The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

The World Bank and other international agencies consider a country to be an "emerging markets" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Geographic Concentration Risk

The risk that if a Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

High Yield Risk

The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be of poor standing and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure. Bonds in this category may also be called "high yield bonds" or "junk bonds".

Interest Rate Risk

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of a Fund's securities to fall, while a decline in prevailing interest rates may produce an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

Non-Public Securities Risk

The risk that there may be a less liquid market for unlisted securities than for publicly traded securities. A Fund, therefore, may not be able to resell its investments. In addition, less disclosure is required from non-public companies. Although unlisted securities may be resold in private transactions, the prices realized from the sale may be less than what the investing Fund considers the fair value of the securities.

Prepayment Risk

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

Small Company Risk

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

                               THE BRINSON FUNDS
                                   FORM N-1A


PART C.  OTHER INFORMATION


ITEM 22.  FINANCIAL STATEMENTS.
          --------------------


          (a)  Registration Statement.


               Included in Part A:

Financial Highlights for the year ended June 30, 2001 and previous years:



CLASS A (FORMERLY CLASS N SHARES)
---------------------------------
Brinson Global Fund - Class A                           Brinson U.S. Small Cap
Growth Fund -
Brinson Global Equity Fund - Class A                      Class A
Brinson Global Technology Fund - Class A                Brinson U.S. Bond Fund -
Class A
Brinson Global Biotech Fund - Class A                   Brinson High Yield Fund
- Class A
Brinson Global Bond Fund - Class A                      Brinson International
Equity Fund  - Class A
Brinson U.S. Balanced Fund - Class A

Brinson U.S. Equity Fund - Class A

Brinson U.S. Large Cap Equity Fund -
Class A
Brinson U.S. Large Cap Growth Fund -
Class A



CLASS Y (FORMERLY CLASS I SHARES)
---------------------------------
Brinson Global Fund - Class Y                           Brinson U.S. Small Cap
Growth Fund -
Brinson Global Equity Fund - Class Y                     Class Y*
Brinson Global Technology - Class Y                     Brinson U.S. Bond Fund -
Class Y
Brinson Global Biotech Fund - Class Y                   Brinson High Yield Fund
- Class Y
Brinson Global Bond Fund - Class Y                      Brinson International
Equity Fund  - Class Y*
Brinson U.S. Balanced Fund - Class Y
Brinson U.S. Equity Fund - Class Y
Brinson U.S. Large Cap Equity Fund -
Class Y
Brinson U.S. Large Cap Growth Fund -
Class Y

          (b) Annual Report.


              Included in Part B:

NOTE:  June 30, 2001 Figures to be added by Post-Effective Amendment.


GLOBAL FUND
-----------

(1)  Report of Independent Auditors /1/;


(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 2001 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999, June 30, 1998, and June
     30, 1997 (audited) /1/; and for the Brinson Fund - Class N shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999 and June 30, 1998
     (audited) /1/;

(7)  Notes to Financial Statements dated June 30, 2001 /1/.



GLOBAL EQUITY FUND
------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement  of Operations for the year ended June 30, 2001 (audited) /1/

(5) Statement of changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999, June 30, 1998, and June
     30, 1997 (audited) /1/; and for the Brinson Fund - Class N shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999 and June 30, 1998
     (audited) /1/;

(7)  Notes to Financial Statements dated June 30, 2001 /1/.


GLOBAL TECHNOLOGY FUND
----------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 2001 (audited) /1/;

(5) Statement of Changes in Net Assets for the year ended June 30, 2001 and for the period May 26, 2000 (commencement of operations) to June 30, 2000 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the year ended June 30, 2001 and for the period May 26, 2000 (commencement of operations) to June 30, 2000 (audited) /1/; and for the Brinson Fund - Class N shares for the year ended June 30, 2001 and for the period May 26, 2000 (commencement of operations) to June 30, 2000 (audited) /1/;

(7)  Notes to Financial Statements dated June 30, 2001 /1/.


GLOBAL BIOTECH FUND
-------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 2001 (audited) /1/;

(5) Statement of changes in Net Assets for the year ended June 30, 2001 and for the period June 2, 2000 (commencement of operations) to June 30, 2000 (audited) /1/;



(6) Financial Highlights for the Brinson Fund - Class I shares for the year ended June 30, 2001 and for the period June 2, 2000 (commencement of operations) to June 30, 2000 (audited) /1/; and for the Brinson Fund - Class N shares for the year ended June 30, 2001 and for the period June 2, 2000 (commencement of operations) to June 30, 2000 (audited) /1/;


(7)  Notes to Financial Statements dated June 30, 2001 /1/.


GLOBAL BOND FUND
----------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 2001 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999, June 30, 1998, and June
     30, 1997 (audited) /1/ and for the Brinson Fund - Class N shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999 and June 30, 1998
     (audited) /1/


(7)  Notes to Financial Statements dated June 30, 2001 /1/.



U.S. BALANCED FUND
------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 2001 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999, June 30, 1998, and June
     30, 1997 (audited) /1/; and for the Brinson Fund - Class N shares for the years ended June 30, 2000, June 30, 1999 and June 30, 1998 (audited) /1/

(7)  Notes to Financial Statements dated June 30, 2001 /1/.



U.S. EQUITY FUND
----------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 2001 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999, June 30, 1998, and June
     30, 1997 (audited) /1/; and for the Brinson Fund -Class N shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999 and June 30, 1998
     (audited) /1/

(7)  Notes to Financial Statements dated June 30, 2001 /1/.



U.S. LARGE CAP EQUITY FUND (FORMERLY U.S. LARGE CAPITALIZATION EQUITY FUND)
---------------------------------------------------------------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;


(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;


(4)  Statement of Operations for the year ended June 30, 2001 (audited)
     /1/;


(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;


(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999 and for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/; and for the Brinson Fund -Class N shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999 and for the period April 6, 1998 (commencement of operations) to June 30, 1998 (audited) /1/;


(7)  Notes to Financial Statements dated June 30, 2001 /1/.



U.S. BOND FUND
--------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;


(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;


(4)  Statement of Operations for the year ended June 30, 2001 (audited)
     /1/;


(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;


(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999, June 30, 1998, and June
     30, 1997 (audited) /1/; and for the Brinson Fund - Class N shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999 and June 30, 1998
     (audited) /1/;


(7)  Notes to Financial Statements dated June 30, 2001 /1/.


INTERNATIONAL EQUITY FUND (FORMERLY GLOBAL (EX-U.S.) EQUITY FUND)
----------------------------------------------------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;


(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;


(4)  Statement of Operations for the year ended June 30, 2001 (audited)
     /1/;


(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;


(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999, June 30, 1998, and June
     30, 1997, (audited) /1/; and for the Brinson Fund - Class N shares for the years ended June 30, 2001, June 30, 2000, June 30, 1999 and June 30, 1998
     (audited) /1/;

(7)  Notes to Financial Statements dated June 30, 2001 /1/.



U.S. LARGE CAP GROWTH FUND (FORMERLY U.S. LARGE CAPITALIZATION GROWTH FUND)
---------------------------------------------------------------------------
(FORMERLY UBS LARGE CAP GROWTH FUND) *
------------------------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 2001 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001 and June 30, 2000, for the six months ended June 30, 1999, for the year ended December 31, 1998, and for the period October 14, 1997 (commencement of operations) to December 31, 1997 (audited) /1//2/; and for the Brinson Fund - Class N shares for the years ended June 30, 2001 and June 30, 2000 and for the period December 31, 1998 (commencement of operations) to June 30, 1999 (audited) /1/

(7)  Notes to Financial Statements dated June 30, 2001 /1/.



U.S. SMALL CAP GROWTH FUND (FORMERLY U.S. SMALL CAPITALIZATION GROWTH FUND)
---------------------------------------------------------------------------
(FORMERLY UBS SMALL CAP FUND) *
-----------------------------
(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 2001 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and for the period ended June 30, 2000 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001 and June 30, 2000, for the six months ended June 30, 1999, for the year ended December 31, 1998, and for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited) /1//2/; and for the Brinson Fund -Class N shares for the years ended June 30, 2001 and June 30, 2000 and for the period December 31, 1998 (commencement of operations) to June 30, 1999 (audited) /1/

(7)  Notes to Financial Statements dated June 30, 2001 /1/.



HIGH YIELD FUND (FORMERLY UBS HIGH YIELD BOND FUND) *
---------------------------------------------------

(1)  Report of Independent Auditors /1/;

(2)  Schedule of Investments as of June 30, 2001 (audited) /1/;

(3)  Statement of Assets and Liabilities at June 30, 2001 (audited) /1/;

(4)  Statement of Operations for the year ended June 30, 2001 (audited) /1/;

(5) Statement of Changes in Net Assets for the years ended June 30, 2001 and June 30, 2000 (audited) /1/;

(6) Financial Highlights for the Brinson Fund - Class I shares for the years ended June 30, 2001 and June 30, 2000, for the six months ended June 30, 1999, for the year ended December 31, 1998, and for the period September 30, 1997 (commencement of operations) to December 31, 1997 (audited) /1/ /2/; and for the Brinson Fund - Class N shares for the years ended June 30, 2001 and June 30, 2000 and for the period December 31, 1998 (commencement of operations) to June 30, 1999 (audited)/1/

(7)  Notes to Financial Statements dated June 30, 2001 /1/.


     (c)     Semi-Annual Report.
             None.

* Prior to a reorganization into a series of the Trust on December 19, 1998, each Fund was a portfolio of the UBS Investor Portfolios Trust. The Financial Statements included in Part B reflect the results of operations for each of these three Funds for the year ended June 30, 2000, the six-month period ended June 30, 1999 and the year ended December 31, 1998, including the operations of the Funds prior to their reorganizations into series of the Trust. At a Board of Trustees meeting held on February 22, 1999, the Board of Trustees voted to change the Funds' fiscal year end from December 31st to June 30th.

/1/ Incorporated by reference to the Financial Statements in the Annual Reports to Shareholders dated June 30, 2001 and filed electronically with the Securities and Exchange Commission (the "Commission") on September __, 2001 (Accession No. _________________).


/2/ Incorporated by reference to the Financial Statements relating to the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund (formerly UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund, respectively) in the Annual Report to Shareholders dated December 31, 1998 and filed electronically with the Commission on March 11, 1999 (Accession No. 0000950131-99-001426).



Item 23.  Exhibits:

               Exhibits filed pursuant to Form N-1A:

     (a)  Articles of Incorporation.


               (1) Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the Commission on September 15, 1998.

               (2)(a) Agreement and Declaration of Trust (the "Declaration") dated August 19, 1993, as amended through May 21, 2001 of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the Commission on September 15, 1998.


                  (b)  Amendment No. 1 to the Declaration, dated May 21,
                       2001.*****


                  (c) Certificates of the Secretary/Assistant Secretary of the Registrant re: applicable resolutions pertaining to:



                       I. Meeting held August 9, 1993 designating initial eight (8) Series of shares (from The Brinson Funds, Inc.). *


                       II. Meeting held November 8, 1993 creating Class B Shares and redesignating Class A Shares. *

                       III. Meeting held February 21, 1995 adding Class A and B shares to the Brinson Short-Term Global Income Fund and Brinson U.S. Cash Management Fund and adding Class C shares for all Series. *

                       IV. Meeting held May 22, 1995 redesignating Class A shares to Brinson Class shares and Class C shares to SwissKey Class shares. *


                       V. Unanimous written consent of Trustees executed on July 27, 1995 changing the names of Series, as follows and redesignating the Brinson Class and SwissKey Class: *

                             (a) Redesignation of the Brinson Global Fund to the Global Fund;
                             (b) Redesignation of the Brinson Global Bond Fund to the Global Bond Fund;
                             (c) Redesignation of the Brinson Non-U.S. Equity Fund to the Non-U.S. Equity Fund;
                             (d) Redesignation of the Brinson Global Equity Fund to the Global Equity Fund;
                             (e) Redesignation of the Brinson U.S. Equity Fund to the U.S. Equity Fund;
                             (f) Redesignation of the Brinson U.S. Balanced Fund to the U.S. Balanced Fund;
                             (g) Redesignation of the Brinson U.S. Bond Fund to the U.S. Bond Fund.


                       VI. Meeting held November 20, 1995 eliminating Brinson Short-Term Global Income Fund. *

                       VII. Meeting held August 26, 1996 eliminating U.S. Cash Management Fund and Non-U.S. Bond Fund. *

                       VIII. Meeting held May 19, 1997 redesignating Brinson Fund Class as Brinson Fund-- Class I and adding Brinson Fund -- Class N. *

                       IX. Meeting held November 24, 1997 adding U.S. Large Capitalization Equity Fund and adding Brinson Fund -- Class I Shares, SwissKey Fund Class and Brinson Fund -- Class N Shares to such Series. *


                       X.    Meeting held August 24, 1998 approving
                       redesignation of the SwissKey Class to the UBS Investment Funds Class. **

                       XI.   Meeting held August 24, 1998 approving
                       redesignation of the Non-U.S. Equity Fund to the Global (ex-U.S.) Equity Fund. **


                       XII. Meeting held August 24, 1998 establishing and designating the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Fund, High Yield Bond Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund and adding Brinson Fund - Class I Shares, UBS Investment Funds class of shares and Brinson Fund - Class N Shares to such Series.**

                       XIII. Meeting held November 23, 1998 redesignating the High Yield Bond Fund to the High Yield Fund and U.S. Small Capitalization Fund as the U.S. Small Capitalization Growth Fund.**

                       XIV. Meeting held February 28, 2000 establishing and designating the Global Technology Fund, Global Biotech Fund, U.S. Small Cap Equity Fund, U.S. Value Equity Fund and U.S. Real Estate Equity Fund and adding Brinson Fund--Class I Shares, UBS Investment Funds class of shares and Brinson Fund--Class N Shares to such Series.***

                       XV. Meeting held February 28, 2000 redesignating the U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth and U.S. Small Capitalization Growth Fund as the U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund and U.S. Small Cap Growth Fund, respectively.***

                       XVI. Meeting held August 21, 2000 redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund.****

                       XVII. Meeting held May 21, 2001 redesignating the Global Fund as the Global Balanced Fund.*****

                       XVIII. Meeting held May 21, 2001 creating Brinson Fund-Class A Shares, Brinson Fund-Class B Shares and Brinson Fund-Class C Shares of each Series.*****

                       XIX. Meeting held May 21, 2001 redesignating the Brinson Fund-Class I Shares as the Brinson Fund-Class Y Shares of each Series.*****

                       XX. Meeting held May 21, 2001 abolishing the UBS Investment Funds Class of Shares of each
                       Series.*****


                       * Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (No. 33-47287 and 811-6637), as filed electronically with the Commission on September 15, 1998.

                       **     Incorporated herein by reference to Post-Effective

                             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (No. 33-47287 and 811-6637), as filed electronically with the Commission on May 3, 1999.


                        *** Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (No. 33-47287 and 811-6637), as filed electronically with the Commission on May 2, 2000.


                    ****  Incorporated herein by reference to Post-Effective
                             Amendment No. 33 to Registrant's Registration Statement on Form N-1A (No. 33-47287 and 811-6637), as filed electronically with the Commission on December 7, 2000.


                      *****  Filed electronically herewith.

               (b)  By-Laws.

               (1) By-Laws of The Brinson Funds dated August 9, 1993, are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), as filed electronically with the Commission on August 29, 1996.



               (c)  Instruments Defining the Rights of Security Holders.


               (1)  Form of Specimen Share Certificate of The Brinson Funds*

                    The rights of security holders of the Registrant are further defined in the following sections of the Registrant's By-Laws and Declaration and are herein incorporated by reference to such documents as applicable:


                         a.   By-Laws.
                              Article II - "Voting", Section 7 and Section 10.

                         b.   Declaration.
                              Article III - "Shares", Section 1, Section 2 and
                              Section 6.

               (d)  Investment Advisory Contracts.


               (1) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners, Inc. ("Brinson Partners") and the Registrant on behalf of the Global Fund (f/k/a Brinson Global Fund) series, and Secretary's Certificate relating thereto. *

                    (a) Form of Certificate of the Secretary and resolutions redesignating the Global Fund as the Global Balanced Fund.******


               (2) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners and the Registrant on behalf of the Global Bond Fund (f/k/a Brinson Global Bond Fund) series, and Secretary's Certificate relating thereto. *

               (3) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners and the Registrant on behalf of the Global (Ex-U.S.) Equity Fund (f/k/a Non-U.S. Equity Fund) series, and Secretary's Certificate relating thereto. *


                    (a) Certificate of the Secretary and resolutions redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund *****


               (4) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners and the Registrant on behalf of the Global Equity Fund (f/k/a Brinson Global Equity Fund) series, and Secretary's Certificate relating thereto. *

               (5) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners and the Registrant on behalf of the U.S. Equity Fund (f/k/a Brinson U.S. Equity Fund) series, and Secretary's Certificate relating thereto. *

               (6) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners and the Registrant on behalf of the U.S. Balanced Fund (f/k/a Brinson U.S. Balanced Fund) series, and Secretary's Certificate relating thereto. *

               (7) Investment Advisory Agreement dated April 25, 1995 between Brinson Partners and the Registrant on behalf of the U.S. Bond Fund (f/k/a Brinson U.S. Bond Fund) series, and Secretary's Certificate relating thereto. *

               (8) Investment Advisory Agreement dated November 24, 1997 between Brinson Partners and the Registrant on behalf of the U.S. Large Capitalization Equity Fund series. *

                    (a) Certificate of the Secretary and resolutions redesignating the U.S. Large Capitalization Equity Fund as the U.S. Large Cap Equity Fund. ***

               (9) Investment Advisory Agreement dated December 7, 2000 between Brinson Partners and the Registrant on behalf of the U.S. Large Cap Growth Fund series. ******


               (10) Investment Advisory Agreement dated December 7, 2000
                    between Brinson Partners and the Registrant on behalf of the U.S. Small Cap Growth Fund series. ******


               (11) Investment Advisory Agreement dated December 7, 2000
                    between Brinson Partners and the Registrant on behalf of the High Yield Fund series. ******


               (12) Investment Advisory Agreement dated December 10, 1998 between Brinson Partners and the Registrant on behalf of the Emerging Markets Equity Fund series. **

                    (a) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the Emerging Markets Equity Fund.******


               (13) Investment Advisory Agreement dated December 10, 1998 between Brinson Partners and the Registrant on behalf of the Emerging Markets Debt Fund series. **

                    (a) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the Emerging Markets Debt Fund.******



               (14) Investment Advisory Agreement dated December 7, 2000 between
                    Brinson Partners and the Registrant on behalf of the Global Technology Fund series. *******


                    (a) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the Global Technology Fund. ******



               (15) Investment Advisory Agreement dated December 7, 2000 between
                    Brinson Partners and the Registrant on behalf of the Global Biotech Fund series. ******



                    (a) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the Global Biotech Fund. ******


               (16) Investment Advisory Agreement dated December 23, 2000 between Brinson Partners and the Registrant on behalf of the U.S. Small Cap Equity Fund series. ****

                    (a) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the U.S. Small Cap Equity Fund.******


               (17) Investment Advisory Agreement dated May 23, 2000 between
                    Brinson Partners and the Registrant on behalf of the U.S. Value Equity Fund series. *****

                    (a) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the U.S. Value Equity Fund.******



               (18) Investment Advisory Agreement dated December 7, 2000 between
                    Brinson Partners and the Registrant on behalf of the U.S. Real Estate Equity Fund series. ******



                    (a) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the U.S. Real Estate Equity Fund. ******



               (19) Sub-Advisory Agreement dated December 7, 2000 between
                    Brinson Partners and UBS Asset Management (New York), Inc. and the Registrant on behalf of the U.S. Large Cap Growth Fund series. ******


               (20) Sub-Advisory Agreement dated December 7, 2000 between
                    Brinson Partners and UBS Asset Management (New York), Inc. and the Registrant on behalf of the U.S. Small Cap Growth Fund series. ******


               (21) Sub-Advisory Agreement dated December 7, 2000 between
                    Brinson Partners and UBS Asset Management (New York), Inc. and the Registrant on behalf of the U.S. High Yield Fund series. ******


               (22) Sub-Advisory Agreement dated December 7, 2000 between
                    Brinson Partners and UBS Asset Management (New York), Inc. and the Registrant on behalf of the Global Technology Fund series. ******


               (23) Sub-Advisory Agreement dated December 7, 2000 between
                    Brinson Partners and UBS Asset Management (New York), Inc. and the Registrant on behalf of the Global Biotech Fund series. ******


               (24) Sub-Advisory Agreement dated December 7, 2000 between
                    Brinson Partners and UBS Asset Management (New York), Inc. and the Registrant on behalf of the U.S. Real Estate Equity Fund series. ******


* Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-
        6637) as filed electronically with the Commission on September 15, 1998.

** Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-
        6637) as filed electronically with the Commission on March 1, 1999.


*** Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (No. 33-47287 and 811-
        6637), as filed electronically with the Commission on May 2, 2000.

**** Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-
        6637) as filed electronically with the Commission on August 29, 2000.



***** Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (No. 33-47287 and 811-6637), as filed electronically with the Commission on December 7, 2000.

******  Filed electronically herewith.

          (e)  Underwriting Contracts.



               (1) Distribution Agreement dated February 24, 1997, as amended through December 10, 1998, between Funds Distributor, Inc. and the Registrant. *


                    (a) Revised Exhibit A to the Registrant's Distribution Agreement dated February 24, 1997, as amended through May 23, 2000.

               (2) Form of Principal Underwriting Contract, dated May 21, 2001, between Brinson Advisors, Inc. and the Registrant.****


          (f)  Bonus or Profit Sharing Contracts.
               Not applicable.

          (g)  Custodian Agreements.


               (1) Custodial arrangements are provided under the Multiple Services Agreement dated May 9, 1997, as amended through December 10, 1998, between Morgan Stanley Trust Company and succeeded by The Chase Manhattan Bank, and the Registrant on behalf of each series of the Registrant. *



                    (a) Amendment dated May 9, 2000 relating to Fee Obligation and Continuation of the Registrant's Multiple Services Agreement. ****

                    (b) Amended Schedule A, as amended through April 28, 2000, to the Registrant's Multiple Services Agreements Securities Lending Authorization. ***


                    (b.1) Form of Amended Attachment A, as amended through
                          December 31, 2000, to the Registrant's Multiple Services Agreement Securities Lending
                          Authorization.****


                    (c) Revised Schedule B3, as approved through August 21, 2000, to the Registrant's Multiple Services Agreement.
                          **


                    (c.1) Form of Revised Schedule B3, as approved through
                          February 16, 2001, to the Registrant's Multiple Services Agreement.****

                    (d) Amended Schedule B1 and Schedule F, as amended through April 28, 2000, to the Registrant's Multiple Services Agreement. ***



            (2)  Co-custodial arrangements between Investors Bank & Trust and
                    Chase Global Funds Services Company dated December 18,
                    1998. *


          (h)  Other Material Contracts.


               (1) Form of Administration Contract between Brinson Advisors, Inc. and the Registrant.****

               (2) Form of Transfer Agency Agreement between PFPC Inc. and the Registrant.****



* Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-
       6637) as filed electronically with the Commission on March 1, 1999.



** Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (No. 33-47287 and 811-
       6637), as filed electronically with the Commission on May 2, 2000.



*** Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-
       6637) as filed electronically with the Commission on August 29, 2000.



****   Filed electronically herewith.

          (i) Legal Opinion

               (1) Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, dated April 28, 2000.****

          (j) Other Opinions and Consents.

               To be filed by amendment.


          (k)  Omitted Financial Statements.
               Not applicable.

          (l)  Initial Capital Agreements.


               Letter of Understanding dated July 1, 1992.*

          (m)  Rule 12b-1 Plan.


                (1) (a) Amended Distribution Plan dated February 21, 1995, as amended through December 10, 1998 relating to the UBS Investment Funds Class of shares (f/k/a the SwissKey Fund Class) of the Registrant.***

                             (1) Revised Schedule A to the Registrant's
                                 Amended Distribution Plan dated February 21,
                                 1995, amended through April 28, 2000, with respect to the Global Fund, Global Equity
                                 Fund, Global Bond Fund, U.S. Balanced Fund,
                                 U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund and Global (Ex-U.S.) Equity Fund relating to the UBS Investment Funds class of shares of the Registrant. ****

                    (b) Distribution Plan dated May 23, 2000 with respect to the
                        Global Technology Fund, Global Biotech Fund, U.S. Value Equity Fund, U.S. Small Cap Equity Fund, U.S. Real Estate Equity Fund, Emerging Markets Debt Fund and Emerging Markets Equity Fund relating to the UBS Investment Funds class of shares of the Registrant.
                        ****

                (2) Distribution Plan dated June 30, 1997, as amended through December 10, 1998, relating to the Brinson Fund-Class N shares of each series of the Registrant. **

                    (a) Revised Schedule A to the Registrant's Distribution Plan
                        dated June 30, 1997, as amended through May 23, 2000 relating to the Brinson Fund-Class N shares of each series of the Registrant. ****


                (3) Form of Plan of Distribution dated _____ __, 2001, relating to the Brinson Fund-Class A shares of each series of the Registrant.******

                (4) Form of Plan of Distribution dated _____ __, 2001, relating to the Brinson Fund-Class B shares of each series of the Registrant.******

                (5) Form of Plan of Distribution dated _____ __, 2001, relating to the Brinson Fund-Class C shares of each series of the Registrant.******

                (6) (a) Selected Dealer and Selling General Dealer Agreement as
                        last approved on August 24, 1998 and amended through December 10, 1998 for the UBS Investment Funds class of shares (f/k/a the SwissKey Fund Class) of each series of the Registrant. **



                             (1) Revised Exhibit A to the Registrant's
                                 Selected Selling Agreement dated February 21, 1995, amended through April 28, 2000, relating to the UBS Investment Funds class of shares of each series of the Registrant. ***

                             (2) Revised Exhibit B to the Registrant's Selected
                                 Dealer Agreement dated February 21, 1995, amended through April 28, 2000, relating to the UBS Investment Funds class of shares of each series of the Registrant. ***

               (b) The Selected Dealer and Selling Agreements as approved November 24, 1997 and amended through December 10, 1998 on behalf of each series of the Registrant. **




          (n)  Rule 18f-3 Plan.

          (1) Revised Multiple Class Plan adopted May 22, 1995, as amended through June 11, 1999, pursuant to Rule 18f-3 on behalf of each series of the Registrant. ***


                 (a) Appendix A to the Registrant's Revised Multiple Class Plan adopted May 22, 1995, as amended through April 28,
                      2000, adding the Global Technology Fund, Global Biotech Fund, U.S. Small Cap Equity Fund, U.S. Value Equity Fund and U.S. Real Estate Equity Fund pursuant to Rule 18f-3.
                      ***



          (2) Amended and Restated Multiple Class Plan, adopted on May 22, 1995, as amended and restated on May 21, 2001, pursuant to Rule 18f-3 on behalf of each series of the Registrant.******


          (o)  Reserved.

          (p) (1) Code of Ethics pursuant to Rule 17j-1 relating to the Registrant. ***


               (2) Code of Ethics pursuant to Rule 17j-1 relating to the Registrant's investment advisor, Brinson Partners, Inc. and Registrant's sub-advisor, Brinson Partners (New York) Inc. f/k/a UBS Asset Management (New York), Inc. ***


               (3) Code of Ethics pursuant to Rule 17j-1 relating to the Registrant's underwriter, Brinson Advisors, Inc.******


          (q)  Power of Attorney.

          (1) Certificate of Secretary and resolution relating to the Power-of-Attorney filed as an Exhibit to the Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the Commission on October 14, 1999. ****


          (2) Power-of-Attorney appointing Karl Hartmann, Lloyd Lipsett, Kathleen O'Neill, Eddie Wang, Patricia Leyne and Kelli Meidhoff as attorneys-in-fact and agents. ****


               (a) Form of Certificate of Secretary and resolution relating to the Power-of-Attorney.*****


          (3) Power-of-Attorney appointing Karl Hartmann, Lloyd Lipsett, Kathleen O'Neill, Ellen O'Brien, Patricia Leyne and Kelli Meidhoff as attorneys-in-fact and agents.******

               (a) Form of Certificate of Secretary and resolution relating to the Power-of-Attorney.******


          (4) Power-of-Attorney appointing Karl Hartmann, Kathleen O'Neill, Ellen O'Brien, Patricia Leyne and Kelli Meidhoff as attorneys-in-fact and agents.******


          (5) Power-of-Attorney appointing Karl Hartmann, Gregory Pickard, Kathleen O'Neill, Ellen O'Brien, Patricia Leyne and Kelli Meidhoff as attorneys-in-fact and agents.******


* Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-
        6637) as filed electronically with the Commission on September 15, 1998.

** Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-
        6637) as filed electronically with the Commission on March 1, 1999.

*** Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (No. 33-47287 and 811-
        6637), as filed electronically with the Commission on May 2, 2000.


**** Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-
        6637) as filed electronically with the Commission on August 29, 2000.


***** Incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the Commission on October 30, 2000.




******  Filed electronically herewith.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          --------------------------------------------------------------

          None.
          ----

ITEM 25.  INDEMNIFICATION.
          ----------------

          Indemnification of the Registrant's Trustees is provided for in
          Article VII, Sections 2 through 4 of the Registrant's Agreement and Declaration of Trust dated August 9, 1993, as amended through May 21, 2001, as follows:


          Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

          Section 3. Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

          Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

          Indemnification of Registrant's custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided until May 9, 1997 under the following documents:

               (a) Section 12 of Accounting Services Agreement, between the Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit 9(c) as filed electronically on February 15, 1996.

               (b) Section 8 of Administration Agreement between the Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit 9(b) as filed electronically on February 15, 1996.

               (c) Section 14 of Custodian Agreement between the Registrant and Bankers Trust Company, incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit Nos. 8(a) and 8(b) as filed electronically on September 20, 1995.

               (d) Section 19 of Shareholder Services Agreement between Registrant and Fund/Plan Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit 9(a) as filed electronically on February 15, 1996.


               (e) Section 8 of the Underwriting Agreement between Registrant and Fund/Plan Broker Services, Inc. are incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637), Exhibit No. (6) as filed electronically on February 15, 1996.


          Effective May 10, 1997, indemnification of Registrant's custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

               (a)  Sections I.8(a), I.8(c)(iii), I.10, II.A.2, II.B.5, II.C.6,
                    III.1., III.2.(b) through III.2.(e), III.4.(e) and III.9.(b) of the Multiple Services Agreement dated May 9, 1997, as amended through December 10, 1998, between Morgan Stanley Trust Company, as succeeded by The Chase Manhattan Bank, and the Registrant on behalf of each series of the Registrant is incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.

          Effective February 24, 1997, indemnification of Registrant's distributor against certain stated liabilities is provided for in the following document:

               (b) Section 1.10 of the Distribution Agreement between Funds Distributor, Inc. and the Registrant on behalf of each series of the Registrant dated February 24, 1997, as amended through August 24, 1998, is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement (Nos. 33-47287 and 811-6637) as filed electronically on March 1, 1999.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
          -----------------------------------------------------

          Brinson Partners, Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of March 31, 2001 had USD 351 billion in assets under management. It presently provides investment advisory services to three other investment companies.


          For information as to any other business, vocation or employment of a substantial nature in which the Registrant's investment advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, reference is made to the Form ADV (File #801-34910) filed by it under the Investment Advisers Act of 1940, as amended.

Item 27   Principal Underwriter.
          ----------------------

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Global Funds, Inc.
          Dresdner RCM Investment Funds Inc.
          GMO Trust
          LaSalle Partners Funds, Inc.
          LMCG Funds
          Merrimac Series
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Nomura Pacific Basin Fund, Inc.
          The Saratoga Advantage Trust
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          Skyline Funds
          St. Clair Funds, Inc.
          TD Waterhouse Family of Funds, Inc.
          TD Waterhouse Trust
          UAM Funds, Inc.
          UAM Funds, Inc. II
          UAM Funds Trust

               Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

          (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

          Director                        - Lynn C. Mangum
          Director and Treasurer          - Dennis Sheehan
          President                       - William Tomko
          Executive Vice President and    - Marie E. Connolly
          Supervising Principal
          Chief Financial Officer         - Olu T. Lawal
          Vice President and Chief        - Patrick McKeon
          Compliance Officer
          Vice President                  - Charles Booth
          Vice President                  - Margaret W. Chambers
          Secretary                       - Kevin J. Dell

          (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
          ---------------------------------

          All accounts, books and other documents required to be maintained by
          Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by The Chase Manhattan Bank ("Chase"), 270 Park Avenue, New York, New York 10017 with the exception of those maintained by the Registrant's investment advisor, Brinson Partners, Inc., 209 South LaSalle Street, Chicago, IL, 60604-1295 and sub-advisor, Brinson Partners (New York), Inc. f/k/a UBS Investment.


          Chase provides general sub-administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services.

ITEM 29.  MANAGEMENT SERVICES.
          --------------------

          There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.
          -------------

          Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused Post-Effective Amendment No. 34/35 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 31st day of July, 2001.


                  THE BRINSON FUNDS

                           /s/ Brian M. Storms
                       By: Brian M. Storms
                           President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



(Signature)              (Title)                    (Date)
BRIAN M. STORMS*         President and Trustee      July 31, 2001
Brian M. Storms


WALTER E. AUCH*          Trustee                    July 31, 2001
Walter E. Auch


EDWARD M. ROOB*          Trustee                    July 31, 2001
Edward M. Roob


FRANK K. REILLY*         Chairman and Trustee       July 31, 2001
Frank K. Reilly


PAUL H. SCHUBERT*        Treasurer, Principal       July 31, 2001
Paul H. Schubert         Accounting Officer



--------------------------

*By:  /s/ Karl Hartmann
      --------------------
      as Attorney-in-Fact and Agent pursuant to Power of Attorney

                               THE BRINSON FUNDS


                        INDEX TO EXHIBITS TO FORM N-1A


Exhibit           Description of
Number            Exhibit
EX-99.a.2.b       Amendment dated May 21, 2001, to the Registrant's Agreement and Declaration of Trust.

EX-99.a.2.c.XVII  Form of Certificate of the Secretary and resolutions relating to the redesignation of the Global Fund to the Global Balanced
                  Fund.

EX-99.a.2.c.XVIII Form of Certificate of the Secretary and resolutions relating to the creation of the Brinson Funds-Class A Shares, Brinson
                  Funds-Class B Shares and Brinson Funds-Class C Shares of each series.

EX-99.a.2.c.XIX   Form of Certificate of the Secretary and resolutions relating to the redesignation of Brinson Funds-Class I Shares as the
                  Brinson Funds-Class Y Shares of each series.

EX-99.a.2.c.XX    Form of Certificate of the Secretary and resolutions relating to the abolishment of the UBS Investment Class of Shares and the Brinson Fund-Class N Shares of each series.

EX-99.d.1.a       Form of Certificate of the Secretary and resolutions relating to the redesignation of the Global Fund as the Global Balanced
                  Fund.

EX-99.d.9         Investment Advisory Agreement dated December 7, 2000 between
                  Brinson Partners and the Registrant on behalf of the U.S.
                  Large Cap Growth Fund series.

EX-99.d.10        Investment Advisory Agreement dated December 7, 2000 between
                  Brinson Partners and the Registrant on behalf of the U.S.
                  Small Cap Growth Fund series.

EX-99.d.11        Investment Advisory Agreement dated December 7, 2000 between
                  Brinson Partners and the Registrant on behalf of the High
                  Yield Fund series.

EX-99.d.12.a      Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the Emerging Markets
                  Equity Fund.

EX-99.d.13.a      Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the Emerging Markets Debt
                  Fund.

EX-99.d.14        Investment Advisory Agreement dated December 7, 2000 between
                  Brinson Partners and the Registrant on behalf of the Global
                  Technology Fund series.

EX-99.d.14.a      Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the Global Technology
                  Fund.

EX-99.d.15        Investment Advisory Agreement dated December 7, 2000 between
                  Brinson Partners and the Registrant on behalf of the Global
                  Biotech Fund series.

EX-99.d.15.a      Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the Global Biotech Fund.

EX-99.d.16.a      Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the U.S. Small Cap Equity
                  Fund.

EX-99.d.17.a      Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the U.S. Value Equity
                  Fund.

EX-99.d.18        Investment Advisory Agreement dated December 7, 2000 between
                  Brinson Partners and the Registrant on behalf of the U.S. Real
                  Estate Equity Fund series.

EX-99.d.18.a      Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the U.S. Real Estate
                  Equity Fund.

EX-99.d.19        Sub-Advisory Agreement dated December 7, 2000 between Brinson
                  Partners and UBS Asset Management (New York), Inc. and the
                  Registrant on behalf of the U.S. Large Cap Growth Fund series.

EX-99.d.20        Sub-Advisory Agreement dated December 7, 2000 between Brinson
                  Partners and UBS Asset Management (New York), Inc. and the
                  Registrant on behalf of the U.S. Small Cap Growth Fund series.

EX-99.d.21        Sub-Advisory Agreement dated December 7, 2000 between Brinson
                  Partners and UBS Asset Management (New York), Inc. and the
                  Registrant on behalf of the High Yield Fund series.

EX-99.d.22        Sub-Advisory Agreement dated December 7, 2000 between Brinson
                  Partners and UBS Asset Management (New York), Inc. and the
                  Registrant on behalf of the Global Technology Fund series.

EX-99.d.23        Sub-Advisory Agreement dated December 7, 2000 between Brinson
                  Partners and UBS Asset Management (New York), Inc. and the
                  Registrant on behalf of the Global Biotech Fund series.

EX-99.d.24        Sub-Advisory Agreement dated December 7, 2000 between Brinson
                  Partners and and UBS Asset Management (New York), Inc. and the
                  Registrant on behalf of the U.S. Real Estate Equity Fund
                  series.

EX-99.e.2         Form of Principal Underwriting Contract, dated May 21, 2001 between Brinson Advisors, Inc. and the Registrant.

EX-99.g.1.b.1     Form of Amendment dated February 16, 2001 to the Multiple
                  Services Agreement (Securities Lending Authorization),
                  Attachment A between The Chase Manhattan Bank and the
                  Registrant.

EX-99.g.1.c.1     Form of Amendment to Schedule B3 (Authorized Persons) to the
                  Registrant's Multiple Services Agreement.

EX-99.h.1         Form of Administration Contract between Brinson Advisors, Inc.
                  and the Registrant.

EX-99.h.2         Form of the Transfer Agency Agreement between PFPC Inc. and the Registrant.******

EX-99.m.3         Form of Plan of Distribution relating to the Brinson Fund-
                  Class A shares of each series of the Registrant.

EX-99.m.4         Form of Plan of Distribution relating to the Brinson Fund-
                  Class B shares of each series of the Registrant.

EX-99.m.5         Form of Plan of Distribution relating to the Brinson Fund-
                  Class C shares of each series of the Registrant.

EX-99.n.2         Form of Amended and Restated Multiple Class Plan, on behalf of each series of the Registrant.

EX-99.p.3         Code of Ethics relating to the Registrant's underwriter,
                  Brinson Advisors, Inc.

EX-99.q.3         Power of Attorney dated February 16, 2001, appointing Karl
                  Hartmann, Lloyd Lipsett, Kathleen O'Neill, Ellen O'Brien,
                  Patricia Leyne, and Kelli Meidhof as attorneys-in-fact and agents.

EX-99.q.3.a       Form of Certificate of Secretary and resolution relating to the Power-of-Attorney

EX-99.q.4         Power of Attorney dated May 31, 2001, appointing Karl
                  Hartmann, Kathleen O'Neill, Ellen O'Brien, Patricia Leyne, and
                  Kelli Meidhof as attorneys-in-fact and agents.

EX-99.q.5         Power of Attorney dated July 19, 2001 appointing Karl
                  Hartmann, Gregory Pickard, Kathleen O'Neill, Ellen O'Brien,
                  Patricia Leyne and Kelli Meidhoff as attorneys-in-fact and agents.